UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981
Exact name of registrant as specified in charter:	Prudential World Fund, Inc.
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM QMA INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Equity Fund

June 15, 2020

PGIM QMA International Equity Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/20 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–14.32	–19.48	–3.24	1.99	—
Class B	–14.80	–19.82	–3.20	1.75	—
Class C	–14.90	–16.35	–2.92	1.80	—
Class Z	–14.09	–14.32	–1.78	2.88	—
Class R6	–14.03	–14.15	N/A	N/A	1.51 (12/28/16)
MSCI All Country World Ex-US Index
	–13.22	–11.51	–0.17	2.89	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
Class R6 (12/28/16)
MSCI All Country World Ex-US Index	2.72

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

MSCI All Country World Ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM QMA International Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	2.2%
Roche Holding AG	Pharmaceuticals	Switzerland	2.0%
Novartis AG	Pharmaceuticals	Switzerland	1.7%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	1.4%
GlaxoSmithKline PLC	Pharmaceuticals	United Kingdom	1.1%
Sony Corp.	Household Durables	Japan	1.1%
Nestle SA	Food Products	Switzerland	1.1%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.1%
British American Tobacco PLC	Tobacco	United Kingdom	1.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM QMA International Equity Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Equity Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$856.80	1.46%	$6.74
	Hypothetical	$1,000.00	$1,017.60	1.46%	$7.32
Class B	Actual	$1,000.00	$852.00	2.53%	$11.65
	Hypothetical	$1,000.00	$1,012.28	2.53%	$12.66
Class C	Actual	$1,000.00	$851.00	2.71%	$12.47
	Hypothetical	$1,000.00	$1,011.39	2.71%	$13.55
Class Z	Actual	$1,000.00	$859.10	1.08%	$4.99
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42
Class R6	Actual	$1,000.00	$859.70	0.78%	$3.61
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 97.2%

Australia 4.2%
Aristocrat Leisure Ltd.	15,350	$251,727
BHP Group Ltd.	27,830	581,701
BHP Group PLC	28,452	475,128
Coles Group Ltd.	10,869	109,233
Coronado Global Resources, Inc., CDI, 144A	147,468	113,678
Fortescue Metals Group Ltd.	176,281	1,367,835
Macquarie Group Ltd.	7,004	461,151
Magellan Financial Group Ltd.	30,272	986,848
Rio Tinto Ltd.	3,508	198,432
Rio Tinto PLC	10,705	494,412
Santos Ltd.	258,095	827,862
Wesfarmers Ltd.	10,851	263,636
Woolworths Group Ltd.	51,742	1,205,110

		7,336,753

Austria 1.5%
ams AG*	77,381	1,006,323
BAWAG Group AG, 144A	16,295	555,137
OMV AG	14,052	463,822
Telekom Austria AG	28,765	202,273
Wienerberger AG	23,821	446,419

		2,673,974

Belgium 0.1%
Telenet Group Holding NV	3,535	147,393

Brazil 1.5%
Banco do Brasil SA	172,600	899,200
BB Seguridade Participacoes SA	39,000	190,199
Cia de Saneamento do Parana, UTS	54,900	260,472
Petroleo Brasileiro SA	33,100	113,947
Qualicorp Consultoria e Corretora de Seguros SA	150,700	726,632
WEG SA	65,700	480,254

		2,670,704

Canada 6.0%
Alimentation Couche-Tard, Inc. (Class B Stock)	4,700	131,146
B2Gold Corp.	28,400	143,637
Canadian Imperial Bank of Commerce	2,900	171,840
Canadian Pacific Railway Ltd.	5,300	1,204,575

See Notes to Financial Statements.

PGIM QMA International Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Canada (cont’d.)
Cogeco Communications, Inc.	8,000	$591,458
Cogeco, Inc.	4,400	271,248
Corus Entertainment, Inc. (Class B Stock)	89,100	202,915
Kirkland Lake Gold Ltd.	2,400	99,210
Magna International, Inc.	23,600	919,619
Manulife Financial Corp.	86,100	1,084,330
National Bank of Canada	24,100	971,999
Power Corp. of Canada	39,900	638,079
Quebecor, Inc. (Class B Stock)	3,300	71,858
Restaurant Brands International, Inc.	2,200	107,317
Shopify, Inc. (Class A Stock)*	1,000	634,204
SmartCentres Real Estate Investment Trust, REIT	29,200	447,246
Sun Life Financial, Inc.	34,200	1,172,227
Suncor Energy, Inc.	6,300	112,336
TC Energy Corp.	28,800	1,325,427

		10,300,671

Chile 0.5%
AES Gener SA	1,902,787	280,370
Colbun SA	1,752,740	257,169
Engie Energia Chile SA	336,716	415,481

		953,020

China 12.5%
Alibaba Group Holding Ltd., ADR*	18,500	3,749,395
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	1,119,562
Bank of Beijing Co. Ltd. (Class A Stock)	143,900	100,957
Bank of China Ltd. (Class H Stock)	3,271,000	1,249,209
Bank of Communications Co. Ltd. (Class H Stock)	1,627,000	1,032,269
Bank of Jiangsu Co. Ltd. (Class A Stock)	83,400	71,109
Bank of Shanghai Co. Ltd. (Class A Stock)	87,300	100,626
BOC Hong Kong Holdings Ltd.	334,500	1,027,680
China Coal Energy Co. Ltd. (Class H Stock)	1,167,000	312,023
China Life Insurance Co. Ltd. (Class H Stock)	212,000	450,841
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,521,000	1,137,504
China National Building Material Co. Ltd. (Class H Stock)	230,000	288,379
China National Chemical Engineering Co. Ltd. (Class A Stock)	92,200	79,912
China Resources Cement Holdings Ltd.	274,000	370,918
China State Construction Engineering Corp. Ltd. (Class A Stock)	129,000	95,077
Chlitina Holding Ltd.	19,000	125,262
CITIC Ltd.	949,000	986,909
CNOOC Ltd.	495,000	560,789
Country Garden Services Holdings Co. Ltd.	164,000	752,660

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
Fujian Sunner Development Co. Ltd. (Class A Stock)	30,700	$94,022
Gemdale Corp. (Class A Stock)	60,400	113,552
Gigadevice Semiconductor Beijing, Inc. (Class A Stock)	1,700	66,533
Greenland Holdings Corp. Ltd. (Class A Stock)	111,600	88,867
Hengan International Group Co. Ltd.	10,500	93,293
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,638,000	1,108,052
JD.com, Inc., ADR*	6,700	288,770
JinkoSolar Holding Co. Ltd., ADR*(a)	31,300	495,166
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	24,000	103,680
Luxshare Precision Industry Co. Ltd. (Class A Stock)	15,800	103,909
Metallurgical Corp. of China Ltd. (Class H Stock)	1,616,000	280,908
Nanjing Iron & Steel Co. Ltd. (Class A Stock)*	232,500	104,536
NetEase, Inc., ADR	3,000	1,034,880
New Hope Liuhe Co. Ltd. (Class A Stock)	13,800	63,366
New Oriental Education & Technology Group, Inc., ADR*	500	63,830
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	53,900	122,816
Sany Heavy Industry Co. Ltd. (Class A Stock)	35,500	98,262
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	67,200	100,480
Shanghai Yuyuan Tourist Mart Group Co. Ltd. (Class A Stock)	83,600	89,748
Shenzhen Goodix Technology Co. Ltd. (Class A Stock)	2,200	73,432
Shui On Land Ltd.	1,656,000	292,638
Tencent Holdings Ltd.	31,800	1,683,019
Weichai Power Co. Ltd. (Class H Stock)	134,000	233,926
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	19,700	83,928
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	28,100	142,805
XCMG Construction Machinery Co. Ltd. (Class A Stock)	151,300	118,408
Yum China Holdings, Inc.	14,800	717,208
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	119,000	107,423

		21,578,538

Colombia 0.5%
Ecopetrol SA	1,647,879	861,609

Denmark 0.4%
Carlsberg A/S (Class B Stock)	540	68,022
Novo Nordisk A/S (Class B Stock)	5,005	318,882
Scandinavian Tobacco Group A/S, 144A	32,739	377,581

		764,485

See Notes to Financial Statements.

PGIM QMA International Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Finland 0.3%
Kone OYJ (Class B Stock)	3,070	$185,998
Neste OYJ	10,593	375,420

		561,418

France 5.5%
BNP Paribas SA	32,796	1,037,421
Cie de Saint-Gobain	23,862	632,960
Hermes International	1,639	1,200,969
Klepierre SA, REIT	33,891	685,040
Legrand SA	15,512	1,046,563
LVMH Moet Hennessy Louis Vuitton SE	4,697	1,830,960
Peugeot SA	55,066	789,083
Publicis Groupe SA	26,384	784,202
Sanofi	13,898	1,362,329
TOTAL SA	3,502	126,123

		9,495,650

Germany 4.3%
Allianz SE	9,122	1,686,679
Bayer AG	3,609	237,405
Deutsche Post AG	24,625	732,454
Deutsche Telekom AG*	32,914	479,808
Deutsche Wohnen SE	17,976	728,868
Fresenius Medical Care AG & Co. KGaA	2,093	164,292
Fresenius SE & Co. KGaA	23,856	1,034,733
Henkel AG & Co. KGaA*	1,391	108,221
Merck KGaA*	9,697	1,124,846
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,129	688,136
SAP SE	891	106,255
Varta AG*(a)	4,305	357,119

		7,448,816

Greece 0.8%
Hellenic Telecommunications Organization SA	58,810	774,329
JUMBO SA	34,902	545,425

		1,319,754

Hong Kong 1.0%
AIA Group Ltd.	13,400	123,927
Hong Kong Exchanges & Clearing Ltd.	3,600	116,479
K Wah International Holdings Ltd.	854,000	392,122

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Shun Tak Holdings Ltd.	1,408,000	$492,571
Vinda International Holdings Ltd.	126,000	376,420
WH Group Ltd., 144A	190,500	183,709

		1,685,228

India 1.3%
Balkrishna Industries Ltd.	25,463	314,599
Balrampur Chini Mills Ltd.	262,161	346,016
GAIL India Ltd.	618,731	783,782
HCL Technologies Ltd.	30,120	216,665
Manappuram Finance Ltd.	120,684	211,987
Polycab India Ltd.	35,707	339,948

		2,212,997

Indonesia 0.0%
Japfa Comfeed Indonesia Tbk PT*	1,365,200	89,187

Ireland 0.2%
CRH PLC	7,635	231,132
Flutter Entertainment PLC	747	91,135

		322,267

Israel 0.6%
Check Point Software Technologies Ltd.*	10,400	1,099,696

Italy 1.4%
Buzzi Unicem SpA	22,721	444,612
Enel SpA	251,466	1,720,551
Ferrari NV	1,146	180,359

		2,345,522

Japan 17.7%
77 Bank Ltd. (The)	39,400	529,209
Advantest Corp.	1,800	86,563
Astellas Pharma, Inc.	90,100	1,489,876
Chubu Electric Power Co., Inc.	36,700	497,057
Chugai Pharmaceutical Co. Ltd.	3,600	428,106
Dai-ichi Life Holdings, Inc.	9,700	122,336
EDION Corp.	61,700	535,746
FUJIFILM Holdings Corp.	3,500	166,095
Fujitsu Ltd.	10,500	1,025,476

See Notes to Financial Statements.

PGIM QMA International Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Hikari Tsushin, Inc.	500	$97,279
Hitachi Ltd.	37,500	1,120,252
ITOCHU Corp.	56,700	1,113,224
Japan Petroleum Exploration Co. Ltd.	14,600	251,571
Japan Post Holdings Co. Ltd.	24,400	195,416
Japan Tobacco, Inc.	60,700	1,134,258
Kansai Electric Power Co., Inc. (The)	8,300	85,085
KDDI Corp.	53,500	1,517,333
Kenedix, Inc.	25,100	114,257
Kobayashi Pharmaceutical Co. Ltd.	11,700	1,077,225
M3, Inc.	2,300	82,881
Medipal Holdings Corp.	45,600	882,509
Mitsubishi Estate Co. Ltd.	60,300	983,460
Mitsubishi UFJ Financial Group, Inc.	348,600	1,403,454
MS&AD Insurance Group Holdings, Inc.	7,400	213,143
NEC Corp.	2,200	84,512
Nexon Co. Ltd.	4,000	64,725
Nippon Building Fund, Inc., REIT	12	71,768
Nippon Telegraph & Telephone Corp.	58,068	1,316,857
Nomura Holdings, Inc.	242,600	1,008,374
Nomura Real Estate Holdings, Inc.	16,200	265,490
Nomura Research Institute Ltd.	51,800	1,262,263
NTT DOCOMO, Inc.	28,300	827,082
Obayashi Corp.	93,600	823,074
Otsuka Corp.	15,800	708,393
Otsuka Holdings Co. Ltd.	3,700	145,662
Pan Pacific International Holdings Corp.	22,100	426,650
Recruit Holdings Co. Ltd.	42,800	1,253,775
Secom Co. Ltd.	5,800	484,640
Sekisui House Ltd.	5,800	99,787
Shimizu Corp.	9,500	73,312
Shionogi & Co. Ltd.	13,400	736,659
Softbank Corp.	46,700	636,411
Sony Corp.	30,400	1,960,566
Sumitomo Mitsui Financial Group, Inc.	39,800	1,048,125
Tokuyama Corp.	19,600	414,890
Tokyo Electron Ltd.	3,000	634,215
Toyota Motor Corp.	5,733	354,595
West Japan Railway Co.	13,400	827,065

		30,680,701

Jordan 0.4%
Hikma Pharmaceuticals PLC	20,865	621,983

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Luxembourg 0.2%
ArcelorMittal SA	39,039	$428,899

Malaysia 0.1%
MMC Corp. Bhd	640,200	102,359

Mexico 0.6%
America Movil SAB de CV (Class L Stock)	1,044,300	630,887
Concentradora Fibra Danhos SA de CV, REIT	129,649	100,541
Fibra Uno Administracion SA de CV, REIT	238,800	198,265
Wal-Mart de Mexico SAB de CV	50,800	122,611

		1,052,304

Netherlands 1.7%
ASM International NV	2,554	279,390
ASML Holding NV	329	96,318
Koninklijke Ahold Delhaize NV	57,068	1,389,756
Royal Dutch Shell PLC (Class A Stock)	38,290	638,513
Wolters Kluwer NV	7,503	554,382

		2,958,359

New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	5,866	97,778

Norway 0.6%
DNB ASA	83,180	1,008,062

Pakistan 0.7%
Engro Corp. Ltd.	227,200	437,924
Engro Fertilizers Ltd.	643,000	246,231
Fauji Fertilizer Co. Ltd.	536,500	369,986
Oil & Gas Development Co. Ltd.	209,200	135,745

		1,189,886

Philippines 0.4%
Globe Telecom, Inc.	4,730	205,750
PLDT, Inc.	19,475	500,723

		706,473

See Notes to Financial Statements.

PGIM QMA International Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Poland 0.2%
Asseco Poland SA	15,416	$248,827
KGHM Polska Miedz SA*	6,040	112,176

		361,003

Qatar 0.5%
Masraf Al Rayan QSC	852,720	892,058

Russia 1.2%
Gazprom PJSC, ADR(a)	102,260	516,398
LUKOIL PJSC	1,128	70,837
LUKOIL PJSC, ADR	9,253	608,494
MMC Norilsk Nickel PJSC, ADR	5,788	159,418
Novatek PJSC, GDR	3,536	500,327
Tatneft PJSC, ADR	5,591	251,221

		2,106,695

Singapore 0.5%
Wilmar International Ltd.	353,600	893,406

South Africa 2.0%
African Rainbow Minerals Ltd.	23,913	175,783
Anglo American Platinum Ltd.	18,185	957,699
Anglo American PLC	60,058	1,070,753
Impala Platinum Holdings Ltd.	92,031	557,699
Investec PLC	55,164	113,828
Kumba Iron Ore Ltd.	20,568	390,268
Momentum Metropolitan Holdings	155,175	146,167

		3,412,197

South Korea 4.1%
BNK Financial Group, Inc.	21,190	87,394
Hana Financial Group, Inc.	42,845	973,587
Hyundai Mobis Co. Ltd.	5,781	809,431
Kia Motors Corp.	35,244	860,785
Korea Petrochemical Ind Co. Ltd.	1,778	204,927
KT&G Corp.	8,175	542,806
POSCO	1,610	242,059
Samsung Electronics Co. Ltd.	69,089	2,830,253
Shinhan Financial Group Co. Ltd.	16,868	424,034
Taekwang Industrial Co. Ltd.	181	118,402

		7,093,678

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Spain 2.0%
ACS Actividades de Construccion y Servicios SA	29,383	$728,703
Aena SME SA, 144A*	5,800	733,604
Banco Bilbao Vizcaya Argentaria SA	85,680	279,187
Iberdrola SA	7,994	79,857
Industria de Diseno Textil SA	32,967	839,322
Naturgy Energy Group SA	41,790	735,878

		3,396,551

Sweden 2.8%
Atlas Copco AB (Class A Stock)	33,422	1,152,178
Atlas Copco AB (Class B Stock)	3,502	108,825
Essity AB (Class B Stock)*	13,257	431,867
Evolution Gaming Group AB, 144A*	20,310	928,991
Hennes & Mauritz AB (Class B Stock)	34,896	486,422
Skandinaviska Enskilda Banken AB (Class A Stock)	138,344	1,138,455
Volvo AB (Class B Stock)*	42,817	553,826

		4,800,564

Switzerland 6.1%
ALSO Holding AG*	1,126	232,068
Belimo Holding AG	50	333,097
Chocoladefabriken Lindt & Spruengli AG	1	83,583
Credit Suisse Group AG	65,395	596,346
LafargeHolcim Ltd.*	6,192	257,332
Nestle SA	18,514	1,950,531
Novartis AG	34,003	2,894,534
Roche Holding AG	9,819	3,419,311
Swiss Life Holding AG	1,116	395,194
Zurich Insurance Group AG	985	312,718

		10,474,714

Taiwan 3.1%
Chicony Electronics Co. Ltd.	105,000	297,361
Hon Hai Precision Industry Co. Ltd.	478,000	1,235,131
Huaku Development Co. Ltd.	42,000	128,782
International Games System Co. Ltd.	40,000	749,534
Radiant Opto-Electronics Corp.	150,000	494,720
Taiwan Semiconductor Manufacturing Co. Ltd.	236,000	2,390,820
Tripod Technology Corp.	44,000	156,655

		5,453,003

See Notes to Financial Statements.

PGIM QMA International Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Turkey 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	158,531	$417,112
Coca-Cola Icecek A/S	107,736	568,793
Enerjisa Enerji A/S, 144A	416,363	459,276
Haci Omer Sabanci Holding A/S	91,514	107,314
Tekfen Holding A/S	146,785	300,020

		1,852,515

United Kingdom 7.9%
3i Group PLC	101,849	1,005,255
AstraZeneca PLC	1,387	144,754
Berkeley Group Holdings PLC	10,136	534,074
British American Tobacco PLC	45,837	1,777,033
CK Hutchison Holdings Ltd.	98,000	726,030
Dart Group PLC	32,397	262,334
Dialog Semiconductor PLC*	14,019	438,919
Fiat Chrysler Automobiles NV	64,960	566,190
GlaxoSmithKline PLC	94,512	1,969,727
Great Portland Estates PLC, REIT	13,062	110,968
HSBC Holdings PLC	26,119	134,719
Imperial Brands PLC	49,831	1,049,608
J Sainsbury PLC	43,767	109,007
JD Sports Fashion PLC	66,953	446,467
Legal & General Group PLC	438,760	1,130,624
Mitchells & Butlers PLC*	49,461	110,898
Tate & Lyle PLC	74,278	666,033
Tesco PLC	91,806	271,834
Unilever NV	32,810	1,633,460
Unilever PLC	10,499	540,428

		13,628,362

United States 0.6%
Ferguson PLC	13,825	995,900
QIAGEN NV*	2,160	90,084

		1,085,984

TOTAL COMMON STOCKS (cost $174,927,890)		168,165,216

EXCHANGE-TRADED FUNDS 1.2%

United States
iShares MSCI EAFE ETF	25,700	1,453,849

See Notes to Financial Statements.

18

Description	Shares	Value
EXCHANGE-TRADED FUNDS (Continued)

United States (cont’d.)
iShares MSCI Emerging Markets ETF(a)	15,300	$560,592

TOTAL EXCHANGE-TRADED FUNDS (cost $1,950,521)		2,014,441

PREFERRED STOCKS 1.0%

Brazil 0.8%
Cia de Saneamento do Parana (PRFC)	229,800	213,408
Cia Paranaense de Energia (PRFC)	8,500	86,611
Petroleo Brasileiro SA (PRFC)	303,700	1,008,629

		1,308,648

Germany 0.1%
Sartorius AG (PRFC)	387	108,939

South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	7,630	263,751

TOTAL PREFERRED STOCKS (cost $1,836,895)		1,681,338

TOTAL LONG-TERM INVESTMENTS (cost $178,715,306)		171,860,995

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (cost $1,986,903; includes $1,985,455 of cash collateral for securities on loan)(b)(w)	1,989,564	1,989,166

TOTAL INVESTMENTS 100.5% (cost $180,702,209)		173,850,161
Liabilities in excess of other assets (0.5)%		(873,797)

NET ASSETS 100.0%		$172,976,364

See Notes to Financial Statements.

PGIM QMA International Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,874,685; cash collateral of $1,985,455 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$7,336,753	$—
Austria	—	2,673,974	—
Belgium	—	147,393	—
Brazil	2,670,704	—	—
Canada	10,300,671	—	—
Chile	953,020	—	—
China	6,422,681	15,155,857	—
Colombia	861,609	—	—
Denmark	—	764,485	—
Finland	—	561,418	—
France	—	9,495,650	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Germany	$—	$7,448,816	$—
Greece	—	1,319,754	—
Hong Kong	—	1,685,228	—
India	—	2,212,997	—
Indonesia	—	89,187	—
Ireland	—	322,267	—
Israel	1,099,696	—	—
Italy	—	2,345,522	—
Japan	—	30,680,701	—
Jordan	—	621,983	—
Luxembourg	—	428,899	—
Malaysia	—	102,359	—
Mexico	1,052,304	—	—
Netherlands	—	2,958,359	—
New Zealand	—	97,778	—
Norway	—	1,008,062	—
Pakistan	—	1,189,886	—
Philippines	—	706,473	—
Poland	—	361,003	—
Qatar	—	892,058	—
Russia	—	2,106,695	—
Singapore	—	893,406	—
South Africa	—	3,412,197	—
South Korea	—	7,093,678	—
Spain	—	3,396,551	—
Sweden	—	4,800,564	—
Switzerland	—	10,474,714	—
Taiwan	—	5,453,003	—
Turkey	—	1,852,515	—
United Kingdom	—	13,628,362	—
United States	—	1,085,984	—
Exchange-Traded Funds
United States	2,014,441	—	—
Preferred Stocks
Brazil	1,308,648	—	—
Germany	—	108,939	—
South Korea	—	263,751	—
Affiliated Mutual Fund	1,989,166	—	—

Total	$28,672,940	$145,177,221	$—

See Notes to Financial Statements.

PGIM QMA International Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Banks	10.3%
Pharmaceuticals	8.6
Oil, Gas & Consumable Fuels	5.4
Insurance	5.0
Metals & Mining	4.4
Semiconductors & Semiconductor Equipment	3.7
Tobacco	2.8
Wireless Telecommunication Services	2.6
Capital Markets	2.6
Food Products	2.4
Internet & Direct Marketing Retail	2.4
IT Services	2.2
Electric Utilities	2.1
Food & Staples Retailing	2.0
Real Estate Management & Development	2.0
Technology Hardware, Storage & Peripherals	1.9
Personal Products	1.9
Construction Materials	1.8
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	1.8
Diversified Telecommunication Services	1.7
Electronic Equipment, Instruments & Components	1.6
Health Care Providers & Services	1.6
Machinery	1.6
Automobiles	1.5
Household Durables	1.5
Construction & Engineering	1.3
Electrical Equipment	1.3
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.3
Trading Companies & Distributors	1.2
Auto Components	1.2
Road & Rail	1.2
Exchange-Traded Funds	1.2
Entertainment	1.1

Affiliated Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	1.1%
Media	1.0
Professional Services	1.0
Chemicals	1.0
Interactive Media & Services	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Gas Utilities	0.9
Software	0.8
Commercial Services & Supplies	0.7
Building Products	0.6
Beverages	0.5
Household Products	0.5
Transportation Infrastructure	0.5
Air Freight & Logistics	0.4
Multiline Retail	0.3
Independent Power & Renewable Electricity Producers	0.3
Water Utilities	0.2
Health Care Equipment & Supplies	0.2
Airlines	0.1
Consumer Finance	0.1
Diversified Financial Services	0.1
Life Sciences Tools & Services	0.0	*
Health Care Technology	0.0	*
Diversified Consumer Services	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

22

The Series did not hold any derivative instruments as of April 30, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(172,280)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended April 30, 2020, the Series did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,874,685	$(1,874,685)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $1,874,685:
Unaffiliated investments (cost $178,715,306)	$171,860,995
Affiliated investments (cost $1,986,903)	1,989,166
Foreign currency, at value (cost $1,787,052)	1,787,140
Receivable for investments sold	13,777,815
Tax reclaim receivable	794,490
Dividends receivable	652,106
Receivable for Series shares sold	127,035
Prepaid expenses	497

Total Assets	190,989,244

Liabilities
Payable for investments purchased	13,712,780
Payable to broker for collateral for securities on loan	1,985,455
Payable to custodian	1,691,574
Payable for Series shares reacquired	303,303
Accrued expenses and other liabilities	133,965
Affiliated transfer agent fee payable	79,253
Management fee payable	71,438
Distribution fee payable	35,112

Total Liabilities	18,012,880

Net Assets	$172,976,364

Net assets were comprised of:
Common stock, at par	$287,192
Paid-in capital in excess of par	187,777,091
Total distributable earnings (loss)	(15,087,919)

Net assets, April 30, 2020	$172,976,364

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share, ($138,783,513 ÷ 23,057,185 shares of common stock issued and outstanding)	$6.02
Maximum sales charge (5.50% of offering price)	0.35

Maximum offering price to public	$6.37

Class B
Net asset value, offering price and redemption price per share, ($617,363 ÷ 107,181 shares of common stock issued and outstanding)	$5.76

Class C
Net asset value, offering price and redemption price per share, ($2,359,963 ÷ 411,168 shares of common stock issued and outstanding)	$5.74

Class Z
Net asset value, offering price and redemption price per share, ($11,326,383 ÷ 1,867,346 shares of common stock issued and outstanding)	$6.07

Class R6
Net asset value, offering price and redemption price per share, ($19,889,142 ÷ 3,276,288 shares of common stock issued and outstanding)	$6.07

See Notes to Financial Statements.

PGIM QMA International Equity Fund	25

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $335,209 foreign withholding tax)	$2,751,693
Income from securities lending, net (including affiliated income of $3,618)	7,535
Affiliated dividend income	5,824

Total income	2,765,052

Expenses
Management fee	738,925
Distribution fee(a)	259,935
Transfer agent’s fees and expenses (including affiliated expense of $161,849)(a)	327,464
Custodian and accounting fees	97,755
Registration fees(a)	38,005
Shareholders’ reports	34,376
Audit fee	15,263
Legal fees and expenses	8,725
Directors’ fees	7,791
Miscellaneous	25,646

Total expenses	1,553,885
Less: Fee waiver and/or expense reimbursement(a)	(181,439)

Net expenses	1,372,446

Net investment income (loss)	1,392,606

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,368))	(1,717,382)
Foreign currency transactions	(31,812)

(1,749,194)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,094) (net of change in foreign capital gains taxes $24,532)	(29,370,262)
Foreign currencies	(2,081)

(29,372,343)

Net gain (loss) on investment and foreign currency transactions	(31,121,537)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(29,728,931)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	241,948	4,285	13,702	—	—
Transfer agent’s fees and expenses	300,614	9,533	5,108	12,070	139
Registration fees	7,773	7,412	7,584	7,619	7,617
Fee waiver and/or expense reimbursement	(130,937)	(14,423)	(2,224)	(10,605)	(23,250)

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,392,606	$4,919,888
Net realized gain (loss) on investment and foreign currency transactions	(1,749,194)	(5,932,231)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(29,372,343)	15,303,867

Net increase (decrease) in net assets resulting from operations	(29,728,931)	14,291,524

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,101,945)	(4,863,764)
Class B	(14,282)	(27,709)
Class C	(50,447)	(271,975)
Class Z	(386,163)	(443,611)
Class R6	(550,823)	(1,275,473)

	(5,103,660)	(6,882,532)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	21,611,658	9,994,692
Net asset value of shares issued in reinvestment of dividends and distributions	5,027,591	6,792,808
Cost of shares reacquired	(16,150,370)	(62,908,505)

Net increase (decrease) in net assets from Series share transactions	10,488,879	(46,121,005)

Total increase (decrease)	(24,343,712)	(38,712,013)

Net Assets:
Beginning of period	197,320,076	236,032,089

End of period	$172,976,364	$197,320,076

See Notes to Financial Statements.

PGIM QMA International Equity Fund	27

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Equity Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

28

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM QMA International Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

30

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Series held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

PGIM QMA International Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

32

principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. The Manager pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Series’ average daily net assets up to $2 billion, 0.70% of the next $3 billion and 0.69% of the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

PGIM QMA International Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

For the reporting period ended April 30, 2020, PIMS received $18,569 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $106 and $15 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2,

34

registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $123,691,847 and $117,312,788, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$101,823	$29,875,607	$29,977,430	$—	$—	$—	—	$5,824
PGIM Institutional Money Market Fund*
1,221,989	15,214,030	14,443,579	2,094	(5,368)	1,989,166	1,989,564	3,618	**

$1,323,812	$45,089,637	$44,421,009	$2,094	$(5,368)	$1,989,166		$9,442

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM QMA International Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$181,834,127

Gross Unrealized Appreciation	17,633,828
Gross Unrealized Depreciation	(25,617,794)

Net Unrealized Depreciation	$(7,983,966)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $6,310,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

36

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 700 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	100,000,000
Class B	5,000,000
Class C	100,000,000
Class Z	180,000,000
Class T	135,000,000
Class R6	180,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	36,412	—%*
Class Z	48,631	3%
Class R6	2,411,338	74%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	8%	2	31%

PGIM QMA International Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	220,014	$1,525,701
Shares issued in reinvestment of dividends and distributions	543,821	4,029,714
Shares reacquired	(1,786,732)	(12,112,864)

Net increase (decrease) in shares outstanding before conversion	(1,022,897)	(6,557,449)
Shares issued upon conversion from other share class(es)	47,980	324,913
Shares reacquired upon conversion into other share class(es)	(42,362)	(277,660)

Net increase (decrease) in shares outstanding	(1,017,279)	$(6,510,196)

Year ended October 31, 2019:
Shares sold	405,337	$2,805,726
Shares issued in reinvestment of dividends and distributions	745,110	4,783,606
Shares reacquired	(2,958,509)	(20,532,579)

Net increase (decrease) in shares outstanding before conversion	(1,808,062)	(12,943,247)
Shares issued upon conversion from other share class(es)	1,414,906	10,165,814
Shares reacquired upon conversion into other share class(es)	(163,486)	(1,157,670)

Net increase (decrease) in shares outstanding	(556,642)	$(3,935,103)

Class B
Six months ended April 30, 2020:
Shares sold	1,147	$8,089
Shares issued in reinvestment of dividends and distributions	2,005	14,254
Shares reacquired	(10,351)	(70,232)

Net increase (decrease) in shares outstanding before conversion	(7,199)	(47,889)
Shares reacquired upon conversion into other share class(es)	(38,600)	(247,500)

Net increase (decrease) in shares outstanding	(45,799)	$(295,389)

Year ended October 31, 2019:
Shares sold	456	$3,200
Shares issued in reinvestment of dividends and distributions	4,465	27,594
Shares reacquired	(24,678)	(162,098)

Net increase (decrease) in shares outstanding before conversion	(19,757)	(131,304)
Shares reacquired upon conversion into other share class(es)	(87,433)	(579,597)

Net increase (decrease) in shares outstanding	(107,190)	$(710,901)

38

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	27,040	$188,562
Shares issued in reinvestment of dividends and distributions	7,008	49,758
Shares reacquired	(38,331)	(258,581)

Net increase (decrease) in shares outstanding before conversion	(4,283)	(20,261)
Shares reacquired upon conversion into other share class(es)	(11,556)	(77,413)

Net increase (decrease) in shares outstanding	(15,839)	$(97,674)

Year ended October 31, 2019:
Shares sold	45,851	$295,704
Shares issued in reinvestment of dividends and distributions	43,387	267,695
Shares reacquired	(200,703)	(1,325,590)

Net increase (decrease) in shares outstanding before conversion	(111,465)	(762,191)
Shares reacquired upon conversion into other share class(es)	(1,349,552)	(9,308,179)

Net increase (decrease) in shares outstanding	(1,461,017)	$(10,070,370)

Class Z
Six months ended April 30, 2020:
Shares sold	173,256	$1,127,011
Shares issued in reinvestment of dividends and distributions	51,415	383,042
Shares reacquired	(428,057)	(2,848,212)

Net increase (decrease) in shares outstanding before conversion	(203,386)	(1,338,159)
Shares issued upon conversion from other share class(es)	40,535	267,732
Shares reacquired upon conversion into other share class(es)	(1,273)	(7,293)

Net increase (decrease) in shares outstanding	(164,124)	$(1,077,720)

Year ended October 31, 2019:
Shares sold	184,066	$1,296,403
Shares issued in reinvestment of dividends and distributions	67,870	438,440
Shares reacquired	(320,357)	(2,232,317)

Net increase (decrease) in shares outstanding before conversion	(68,421)	(497,474)
Shares issued upon conversion from other share class(es)	166,439	1,187,596
Shares reacquired upon conversion into other share class(es)	(46,515)	(328,493)

Net increase (decrease) in shares outstanding	51,503	$361,629

Class R6
Six months ended April 30, 2020:
Shares sold	2,569,607	$18,762,295
Shares issued in reinvestment of dividends and distributions	73,936	550,823
Shares reacquired	(124,604)	(860,481)

Net increase (decrease) in shares outstanding before conversion	2,518,939	18,452,637
Shares issued upon conversion from other share class(es)	2,766	17,221

Net increase (decrease) in shares outstanding	2,521,705	$18,469,858

Year ended October 31, 2019:
Shares sold	797,936	$5,593,659
Shares issued in reinvestment of dividends and distributions	197,442	1,275,473
Shares reacquired	(5,440,241)	(38,655,921)

Net increase (decrease) in shares outstanding before conversion	(4,444,863)	(31,786,789)
Shares issued upon conversion from other share class(es)	2,916	20,529

Net increase (decrease) in shares outstanding	(4,441,947)	$(31,766,260)

PGIM QMA International Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA

Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 23 days that the Series had loans outstanding during the period was approximately $170,870, borrowed at a weighted average interest rate of 2.60%. The maximum loan outstanding amount during the period was $300,000. At April 30, 2020, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than

40

those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets,

PGIM QMA International Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

42

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.19	$6.96	$7.95	$6.48	$6.65	$7.36
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.15	0.16	0.11	0.11	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.04)	0.28	(1.00)	1.49	(0.17)	(0.65)
Total from investment operations	(1.00)	0.43	(0.84)	1.60	(0.06)	(0.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.17)	(0.15)	(0.13)	(0.11)	(0.17)
Distributions from net realized gains	-	(0.03)	-	-	-	-
Total dividends and distributions	(0.17)	(0.20)	(0.15)	(0.13)	(0.11)	(0.17)
Net asset value, end of period	$6.02	$7.19	$6.96	$7.95	$6.48	$6.65
Total Return(b):	(14.32)%	6.53%	(10.81)%	25.17%	(0.93)%	(7.37)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,784	$173,103	$171,326	$207,626	$185,120	$211,314
Average net assets (000)	$162,185	$172,031	$200,255	$192,517	$189,980	$229,598
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.46% (e)	1.48%	1.34%	1.58%	1.66%	1.62%
Expenses before waivers and/or expense reimbursement	1.62% (e)	1.62%	1.47%	1.59%	1.66%	1.62%
Net investment income (loss)	1.32% (e)	2.19%	2.08%	1.62%	1.69%	1.39%
Portfolio turnover rate(f)	60%	94%	114%	105%	114%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	43

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.86		$6.62	$7.60	$6.21	$6.37	$7.05
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.05	0.07	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.00)		0.30	(0.96)	1.43	(0.16)	(0.61)
Total from investment operations	(1.00)		0.35	(0.89)	1.48	(0.10)	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.08)	(0.09)	(0.09)	(0.06)	(0.12)
Distributions from net realized gains	-		(0.03)	-	-	-	-
Total dividends and distributions	(0.10)		(0.11)	(0.09)	(0.09)	(0.06)	(0.12)
Net asset value, end of period	$5.76		$6.86	$6.62	$7.60	$6.21	$6.37
Total Return(c):	(14.80)%		5.55%	(11.90)%	24.12%	(1.55)%	(7.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$617		$1,049	$1,723	$3,020	$3,080	$4,774
Average net assets (000)	$862		$1,368	$2,556	$2,833	$3,710	$5,313
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.53%	(f)	2.53%	2.53%	2.39%	2.36%	2.32%
Expenses before waivers and/or expense reimbursement	5.90%	(f)	3.97%	3.21%	2.72%	2.36%	2.32%
Net investment income (loss)	0.12%	(f)	0.77%	0.88%	0.75%	0.96%	0.68%
Portfolio turnover rate(g)	60%		94%	114%	105%	114%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.86		$6.64	$7.60	$6.20	$6.37	$7.05
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.07	0.10	0.06	0.06	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.00)		0.30	(0.97)	1.43	(0.17)	(0.62)
Total from investment operations	(1.00)		0.37	(0.87)	1.49	(0.11)	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.12)	(0.09)	(0.09)	(0.06)	(0.12)
Distributions from net realized gains	-		(0.03)	-	-	-	-
Total dividends and distributions	(0.12)		(0.15)	(0.09)	(0.09)	(0.06)	(0.12)
Net asset value, end of period	$5.74		$6.86	$6.64	$7.60	$6.20	$6.37
Total Return(c):	(14.90)%		5.77%	(11.52)%	24.33%	(1.71)%	(7.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,360		$2,928	$12,530	$16,661	$15,892	$18,209
Average net assets (000)	$2,755		$7,163	$15,626	$15,736	$16,416	$20,086
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.71%	(f)	2.25%	2.10%	2.32%	2.36%	2.32%
Expenses before waivers and/or expense reimbursement	2.87%	(f)	2.39%	2.23%	2.33%	2.36%	2.32%
Net investment income (loss)	0.06%	(f)	1.09%	1.32%	0.86%	0.98%	0.71%
Portfolio turnover rate(g)	60%		94%	114%	105%	114%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.26	$7.02	$8.02	$6.54	$6.70	$7.42
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.18	0.19	0.11	0.13	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.04)	0.29	(1.02)	1.52	(0.16)	(0.66)
Total from investment operations	(0.98)	0.47	(0.83)	1.63	(0.03)	(0.53)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.20)	(0.17)	(0.15)	(0.13)	(0.19)
Distributions from net realized gains	-	(0.03)	-	-	-	-
Total dividends and distributions	(0.21)	(0.23)	(0.17)	(0.15)	(0.13)	(0.19)
Net asset value, end of period	$6.07	$7.26	$7.02	$8.02	$6.54	$6.70
Total Return(b):	(14.09)%	7.05%	(10.59)%	25.46%	(0.44)%	(7.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,326	$14,753	$13,901	$17,344	$49,675	$54,726
Average net assets (000)	$13,135	$13,815	$17,055	$21,567	$50,923	$55,405
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08% (e)	1.03%	1.00%	1.31%	1.36%	1.32%
Expenses before waivers and/or expense reimbursement	1.24% (e)	1.17%	1.13%	1.32%	1.36%	1.32%
Net investment income (loss)	1.71% (e)	2.58%	2.44%	1.57%	1.99%	1.69%
Portfolio turnover rate(f)	60%	94%	114%	105%	114%	111%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,		December 28, 2016(a) through October 31, 2017
		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.27	$7.03	$8.04	$6.32
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.06)	0.27	(1.03)	1.57
Total from investment operations	(0.98)	0.48	(0.82)	1.72
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.21)	(0.19)	-
Distributions from net realized gains	-	(0.03)	-	-
Total dividends and distributions	(0.22)	(0.24)	(0.19)	-
Net asset value, end of period	$6.07	$7.27	$7.03	$8.04
Total Return(c):	(14.03)%	7.33%	(10.43)%	27.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,889	$5,487	$36,552	$39,379
Average net assets (000)	$19,191	$23,216	$38,947	$37,891
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.78% (f)	0.78%	0.78%	0.95%	(f)
Expenses before waivers and/or expense reimbursement	1.02% (f)	0.95%	0.95%	0.99%	(f)
Net investment income (loss)	2.24% (f)	3.06%	2.61%	2.45%	(f)
Portfolio turnover rate(g)	60%	94%	114%	105%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying portfolios in which the Series invests.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Equity Fund	47

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

48

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX	PJRQX
CUSIP	743969859	743969867	743969875	743969883	743969578

MF190E2

PGIM EMERGING MARKETS DEBT

LOCAL CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 15, 2020

PGIM Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–11.81	–7.69	–1.29	–1.59 (3/30/11)
Class C	–12.05	–6.14	–1.36	–1.88 (3/30/11)
Class Z	–11.67	–4.36	–0.39	–0.95 (3/30/11)
Class R6	–11.50	–4.18	–0.29	–0.88 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
	–9.91	–2.68	0.45	–0.37

*Not annualized

Source: PGIM Investments LLC, Lipper, Inc. and JP Morgan

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases on or after July 15, 2019: 3.25% of the public offering price. For purchases prior to July 15, 2019: 4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.14	5.18	4.26
Class C	0.12	4.64	0.99
Class Z	0.16	5.73	5.04
Class R6	0.16	5.82	–24.92

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Emerging Markets Debt Local Currency Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AAA	1.6
AA	5.7
A	29.4
BBB	31.0
BB	18.4
B	6.8
CCC	1.3
CC	0.3
Not Rated	2.7
Cash/Cash Equivalents	2.8
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Local Currency Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$881.90	1.14%	$5.33
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
Class C	Actual	$1,000.00	$879.50	1.89%	$8.83
	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47
Class Z	Actual	$1,000.00	$883.30	0.75%	$3.51
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R6	Actual	$1,000.00	$885.00	0.69%	$3.23
	Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 93.2%

SOVEREIGN BONDS 82.6%

Angola 0.4%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		400	$189,897

Argentina 0.3%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		180	50,399
Provincia de Buenos Aires/Government Bonds,
Sr. Unsec’d. Notes	9.125	03/16/24		200	55,060
Sr. Unsec’d. Notes	9.950	06/09/21		140	37,980

					143,439

Bahrain 0.4%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.125	07/05/22		200	200,992

Brazil 1.1%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		188	187,927
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF	10.000	01/01/27	BRL	1,190	250,293
Notes, Series NTNF	10.000	01/01/29	BRL	400	84,227
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	10,129

					532,576

Chile 3.6%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500	03/01/26	CLP	540,000	738,194
Bonds	5.000	03/01/35	CLP	120,000	180,065
Bonds, Series 30YR	6.000	01/01/43	CLP	255,000	443,300
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	260,000	368,282

					1,729,841

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China 3.1%
China Government Bond,
Bonds, Series 1906	3.290%	05/23/29	CNH	6,690	$1,000,587
Unsec’d. Notes, Series 1910	3.860	07/22/49	CNH	3,110	483,310

					1,483,897

Colombia 4.2%
Colombian TES,
Bonds, Series B	6.000	04/28/28	COP	4,531,000	1,092,236
Bonds, Series B	7.500	08/26/26	COP	500,000	134,939
Bonds, Series B	6.250	11/26/25	COP	500,000	128,247
Bonds, Series B	7.000	06/30/32	COP	1,187,600	294,371
Bonds, Series B	7.250	10/18/34	COP	829,000	210,331
Bonds, Series B	7.750	09/18/30	COP	500,000	132,782

					1,992,906

Czech Republic 2.0%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	3,500	198,524
Bonds, Series 053	4.850	11/26/57	CZK	1,850	115,051
Bonds, Series 094	0.950	05/15/30	CZK	5,600	220,302
Bonds, Series 100	0.250	02/10/27	CZK	4,300	164,129
Bonds, Series 103	2.000	10/13/33	CZK	5,620	242,570

					940,576

Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	121,276

Ecuador 0.2%
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750	03/28/22		260	83,016

Egypt 0.6%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	175	168,710
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	100	96,405

					265,115

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750%	01/24/23		125	$107,662

Gabon 0.6%
Gabon Government International Bond,
Bonds	6.375	12/12/24		200	144,079
Sr. Unsec’d. Notes	6.950	06/16/25		200	142,774

					286,853

Ghana 0.5%
Ghana Government International Bond, Sr. Unsec’d. Notes	8.125	01/18/26		285	234,755

Hungary 3.3%
Hungary Government Bond,
Bonds, Series 24/C	2.500	10/24/24	HUF	40,000	130,176
Bonds, Series 25/B	5.500	06/24/25	HUF	219,080	814,226
Bonds, Series 26/D	2.750	12/22/26	HUF	50,000	165,856
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	142,714
Bonds, Series 28/A	6.750	10/22/28	HUF	56,680	242,511
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	73,840

					1,569,323

Indonesia 11.2%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	15,591,000	1,087,018
Bonds, Series 059	7.000	05/15/27	IDR	7,765,000	499,627
Bonds, Series 063	5.625	05/15/23	IDR	2,250,000	146,612
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	144,372
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	189,336
Bonds, Series 068	8.375	03/15/34	IDR	4,950,000	337,686
Bonds, Series 070	8.375	03/15/24	IDR	7,910,000	552,489
Bonds, Series 071	9.000	03/15/29	IDR	7,310,000	522,441
Bonds, Series 072	8.250	05/15/36	IDR	4,760,000	323,301
Bonds, Series 073	8.750	05/15/31	IDR	8,805,000	619,340
Bonds, Series 075	7.500	05/15/38	IDR	4,900,000	307,716
Bonds, Series 077	8.125	05/15/24	IDR	3,500,000	243,028
Bonds, Series 078	8.250	05/15/29	IDR	5,750,000	394,424

					5,367,390

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752%	03/09/23		280	$211,961

Ivory Coast 0.6%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	265	267,286

Malaysia 6.0%
Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	1,150	286,758
Bonds, Series 116	3.800	08/17/23	MYR	1,250	302,941
Bonds, Series 118	3.882	03/14/25	MYR	1,977	486,444
Bonds, Series 217	4.059	09/30/24	MYR	335	82,800
Bonds, Series 311	4.392	04/15/26	MYR	285	72,334
Bonds, Series 316	3.900	11/30/26	MYR	2,370	589,673
Bonds, Series 317	4.762	04/07/37	MYR	500	136,278
Bonds, Series 411	4.232	06/30/31	MYR	280	72,226
Bonds, Series 413	3.844	04/15/33	MYR	140	34,606
Bonds, Series 417	3.899	11/16/27	MYR	1,370	342,656
Bonds, Series 513	3.733	06/15/28	MYR	730	180,562
Bonds, Series 518	4.921	07/06/48	MYR	445	126,250
Malaysia Government Investment Issue,
Bonds, Series 617	4.724	06/15/33	MYR	600	162,428

					2,875,956

Mexico 2.0%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	7,800	344,898
Bonds, Series M30	10.000	11/20/36	MXN	4,600	240,020
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	5,400	225,868
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	3,700	166,613

					977,399

Nigeria 0.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	7.625	11/21/25		200	167,119

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Pakistan 0.8%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625%	12/05/22		400	$368,908

Peru 5.2%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	66,570
Sr. Unsec’d. Notes, 144A	5.350	08/12/40	PEN	1,000	281,952
Sr. Unsec’d. Notes, 144A	5.940	02/12/29	PEN	200	66,663
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	2,180	714,648
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.783	01/23/31		50	51,574
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	305	104,845
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	871	297,771
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	538	190,145
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,472	554,798
Unsec’d. Notes	5.700	08/12/24	PEN	500	170,403

					2,499,369

Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	112,078

Poland 4.4%
Republic of Poland Government Bond,
Bonds, Series 0725	3.250	07/25/25	PLN	1,671	449,591
Bonds, Series 0726	2.500	07/25/26	PLN	3,740	976,102
Bonds, Series 0727	2.500	07/25/27	PLN	850	222,237
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	467,231

					2,115,161

Romania 2.1%
Romania Government Bond,
Bonds, Series 05YR	4.250	06/28/23	RON	2,670	611,273
Bonds, Series 07YR	3.250	04/29/24	RON	750	165,790
Bonds, Series 10YR	5.850	04/26/23	RON	460	109,964
Bonds, Series 15YR	3.650	09/24/31	RON	590	118,112

					1,005,139

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Russia 3.2%
Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050%	01/19/28	RUB	19,800	$286,980
Bonds, Series 6218	8.500	09/17/31	RUB	14,092	227,343
Bonds, Series 6221	7.700	03/23/33	RUB	27,090	415,385
Bonds, Series 6228	7.650	04/10/30	RUB	28,800	434,573
Bonds, Series 6230	7.700	03/16/39	RUB	9,200	144,220

					1,508,501

South Africa 10.7%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	85,524
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	10,200	474,341
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	15,100	678,979
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	2,490	110,990
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	6,850	287,773
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	5,350	228,718
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	3,485	142,717
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	3,135	127,293
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	39,148	2,332,057
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	5,080	172,937
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,830	327,643
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,470	145,369

					5,114,341

Sri Lanka 0.6%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	6.250	07/27/21		400	279,048

Thailand 8.8%
Thailand Government Bond,
Bonds	2.875	12/17/28	THB	24,740	871,275
Bonds	2.875	06/17/46	THB	3,150	112,603
Bonds	3.300	06/17/38	THB	6,300	248,322
Bonds	3.400	06/17/36	THB	17,250	674,499
Sr. Unsec’d. Notes	1.600	06/17/35	THB	3,900	124,535
Sr. Unsec’d. Notes	2.125	12/17/26	THB	20,320	670,022
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	286,767
Sr. Unsec’d. Notes	3.650	06/20/31	THB	13,600	517,897
Sr. Unsec’d. Notes	3.775	06/25/32	THB	17,800	698,265

					4,204,185

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Turkey 3.6%
Turkey Government Bond,
Bonds	8.500%	09/14/22	TRY	1,900	$266,181
Bonds	8.800	09/27/23	TRY	500	67,699
Bonds	9.000	07/24/24	TRY	2,700	362,054
Bonds	10.600	02/11/26	TRY	2,200	306,232
Bonds	12.200	01/18/23	TRY	2,315	347,119
Bonds	12.400	03/08/28	TRY	1,000	150,275
Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	4.250	09/18/22		250	238,355

					1,737,915

Ukraine 1.4%
Ukraine Government International Bond,
Bonds	16.000	08/11/21	UAH	500	18,625
Bonds	17.000	05/11/22	UAH	500	19,000
Bonds	18.000	03/24/21	UAH	604	22,826
Bonds, 144A	11.670	11/22/23	UAH	2,414	79,289
Sr. Unsec’d. Notes	7.750	09/01/24		402	379,132
Unsec’d. Notes, 144A	15.360	09/29/21	UAH	2,070	76,575
Unsec’d. Notes, 144A	17.250	01/05/22	UAH	1,328	49,712

					645,159

Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	72,644
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	34,712

					107,356

TOTAL SOVEREIGN BONDS (cost $44,631,649)					39,446,395

CORPORATE BONDS 10.6%

Bahrain 0.4%
Oil and Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes	7.625	11/07/24		200	196,028

Belarus 0.4%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	185,427

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	8.750%		05/23/26		165	$183,512

Indonesia 0.4%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450		05/05/24		225	194,625

Jamaica 0.2%
Digicel Ltd., Gtd. Notes	6.750		03/01/23		235	91,591

Mexico 2.2%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450		12/05/22	MXN	14,250	588,191
Petroleos Mexicanos,
Gtd. Notes	6.500		03/13/27		80	64,871
Gtd. Notes, 144A	6.490		01/23/27		55	44,707
Gtd. Notes, 144A	7.650		11/24/21	MXN	4,120	158,986
Gtd. Notes, MTN	6.875		08/04/26		235	194,619

						1,051,374

Oman 0.4%
Lamar Funding Ltd., Gtd. Notes	3.958		05/07/25		200	168,448

Russia 3.9%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150	(cc)	02/15/28	RUB	90,000	1,233,925
Gtd. Notes, Series BO05	8.900	(cc)	02/03/27	RUB	42,000	611,199

						1,845,124

South Africa 0.3%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750		08/06/23		200	149,218

Supranational Bank 1.5%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	6.450		12/13/22	IDR	7,500,000	494,111
Sr. Unsec’d. Notes, EMTN	7.500		05/15/22	IDR	900,000	60,477

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	7.450%	08/20/21	IDR	2,500,000	$167,885

					722,473

Tunisia 0.5%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	180	163,329
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	94,140

					257,469

TOTAL CORPORATE BONDS (cost $6,050,981)					5,045,289

TOTAL LONG-TERM INVESTMENTS (cost $50,682,630)					44,491,684

			Shares

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $219,899)(w)				219,899	219,899

TOTAL INVESTMENTS 93.7% (cost $50,902,529)					44,711,583
Other assets in excess of liabilities(z) 6.3%					3,031,666

NET ASSETS 100.0%					$47,743,249

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UAH—Ukraine Hryvna

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BROIS—Brazil Overnight Index Swap

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MIBOR—Mumbai Interbank Offered Rate

MTN—Medium Term Note

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

18

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2020	$1,322,578	$(523)
4	5 Year Euro-Bobl	Jun. 2020	595,923	(2,370)
18	5 Year U.S. Treasury Notes	Jun. 2020	2,258,719	(2,553)
3	10 Year U.S. Treasury Notes	Jun. 2020	417,188	(1,020)
1	Euro Schatz Index	Jun. 2020	123,058	(105)

				$(6,571)

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	Bank of America, N.A.	AUD	45	$28,701	$29,132	$431	$—
Expiring 07/20/20	Deutsche Bank AG	AUD	49	31,131	32,146	1,015	—
Brazilian Real,
Expiring 05/05/20	Citibank, N.A.	BRL	13,314	2,590,509	2,447,552	—	(142,957)
Expiring 05/05/20	Citibank, N.A.	BRL	2,724	516,693	500,821	—	(15,872)
Expiring 05/05/20	Citibank, N.A.	BRL	2,536	463,555	466,154	2,599	—
Expiring 05/05/20	Citibank, N.A.	BRL	1,404	269,927	258,083	—	(11,844)
Expiring 05/05/20	Citibank, N.A.	BRL	800	152,159	146,996	—	(5,163)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	575	110,653	105,708	—	(4,945)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	1,437	265,002	263,537	—	(1,465)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	15,888	2,808,066	2,913,607	105,541	—
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	271,920	320,000	326,104	6,104	—
Expiring 06/17/20	Citibank, N.A.	CLP	261,385	305,000	313,470	8,470	—
Expiring 06/17/20	Citibank, N.A.	CLP	126,970	147,222	152,271	5,049	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	158,654	184,750	190,268	5,518	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	63,683	75,000	76,372	1,372	—
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	2,032	290,123	287,070	—	(3,053)
Expiring 05/11/20	Citibank, N.A.	CNH	1,587	224,000	224,169	169	—
Expiring 05/11/20	Citibank, N.A.	CNH	1,112	157,000	157,060	60	—
Expiring 05/11/20	Citibank, N.A.	CNH	1,091	154,000	154,122	122	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	5,418	773,699	765,242	—	(8,457)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	3,009	434,000	425,032	—	(8,968)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,554	$367,000	$360,739	$—	$(6,261)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,357	191,000	191,626	626	—
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	1,514	214,000	213,789	—	(211)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	304	43,027	42,966	—	(61)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	1,330	188,000	187,870	—	(130)
Expiring 06/17/20	Citibank, N.A.	CNH	3,296	466,398	465,069	—	(1,329)
Expiring 05/14/21	Citibank, N.A.	CNH	4,640	664,965	648,676	—	(16,289)
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	4,210,849	1,108,264	1,059,040	—	(49,224)
Expiring 06/17/20	Citibank, N.A.	COP	509,670	127,000	128,183	1,183	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	1,287,978	319,201	323,929	4,728	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	690,540	170,000	173,673	3,673	—
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	36,527	1,453,165	1,478,405	25,240	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	3,602	146,063	145,800	—	(263)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	1,685	103,319	106,210	2,891	—
Expiring 06/17/20	Citibank, N.A.	EGP	1,723	105,493	107,273	1,780	—
Expiring 06/17/20	Citibank, N.A.	EGP	1,040	64,227	64,791	564	—
Expiring 06/17/20	Citibank, N.A.	EGP	628	38,396	39,099	703	—
Expiring 06/17/20	Citibank, N.A.	EGP	603	36,396	37,554	1,158	—
Euro,
Expiring 07/17/20	Citibank, N.A.	EUR	32	34,970	35,280	310	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	114	125,300	125,387	87	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	34	37,756	37,687	—	(69)
Hungarian Forint,
Expiring 07/17/20	Bank of America, N.A.	HUF	58,002	180,409	180,127	—	(282)
Expiring 07/17/20	Barclays Bank PLC	HUF	32,541	101,000	101,058	58	—
Expiring 07/17/20	Citibank, N.A.	HUF	52,064	156,945	161,688	4,743	—
Expiring 07/17/20	Citibank, N.A.	HUF	40,302	125,000	125,160	160	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	207,094	624,341	643,137	18,796	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	25 ,914	80,000	80,478	478	—

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	32,649	$434,000	$430,018	$—	$(3,982)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	19,216	246,000	253,097	7,097	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	16,013	209,000	210,902	1,902	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	15,680	202,000	206,524	4,524	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	14,982	192,000	197,324	5,324	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	13,187	171,000	173,681	2,681	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	12,232	158,000	161,103	3,103	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	11,617	151,000	153,013	2,013	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	11,218	144,000	147,750	3,750	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	17,437	239,041	229,663	—	(9,378)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,967,924	206,480	194,025	—	(12,455)
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,807,221	197,400	183,519	—	(13,881)
Expiring 06/17/20	Citibank, N.A.	IDR	9,900,000	584,416	647,202	62,786	—
Expiring 06/17/20	Credit Suisse International	IDR	7,445,843	516,176	486,763	—	(29,413)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	3,384,853	217,000	221,281	4,281	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,977,199	133,911	129,257	—	(4,654)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	4,726,046	287,210	308,960	21,750	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	4,360,818	276,439	285,084	8,645	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	4,101,531	263,425	268,133	4,708	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	793,050	50,000	51,845	1,845	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	3,554,186	248,631	232,350	—	(16,281)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	1,565	437,000	449,657	12,657	—
Expiring 06/17/20	Barclays Bank PLC	ILS	1,186	327,000	340,622	13,622	—
Expiring 06/17/20	Barclays Bank PLC	ILS	409	115,200	117,610	2,410	—
Expiring 06/17/20	Barclays Bank PLC	ILS	349	99,000	100,154	1,154	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	BNP Paribas S.A.	ILS	237	$67,523	$67,991	$468	$—
Expiring 06/17/20	Citibank, N.A.	ILS	441	126,000	126,634	634	—
Expiring 06/17/20	Citibank, N.A.	ILS	142	39,612	40,920	1,308	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ILS	397	110,494	113,910	3,416	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	871	250,000	250,187	187	—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	21,281	199,800	198,348	—	(1,452)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	34,418	321,083	321,125	42	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	9,895	92,300	92,322	22	—
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	54,565	141,536	127,904	—	(13,632)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	25,406	66,050	59,554	—	(6,496)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	28,804	60,831	66,375	5,544	—
Malaysian Ringgit,
Expiring 06/17/20	Barclays Bank PLC	MYR	1,007	240,339	233,182	—	(7,157)
Expiring 06/17/20	Barclays Bank PLC	MYR	257	59,562	59,382	—	(180)
Expiring 06/17/20	Goldman Sachs International	MYR	523	120,000	121,057	1,057	—
Expiring 06/17/20	Goldman Sachs International	MYR	419	95,000	96,978	1,978	—
Expiring 06/17/20	Goldman Sachs International	MYR	407	90,784	94,145	3,361	—
Expiring 06/17/20	Goldman Sachs International	MYR	304	70,000	70,453	453	—
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	914	38,000	37,637	—	(363)
Expiring 06/17/20	Citibank, N.A.	MXN	75,288	3,596,525	3,099,785	—	(496,740)
Expiring 06/17/20	Citibank, N.A.	MXN	3,135	127,994	129,087	1,093	—
Expiring 06/17/20	Goldman Sachs International	MXN	14,178	594,543	583,726	—	(10,817)
Expiring 06/17/20	Goldman Sachs International	MXN	4,523	190,250	186,244	—	(4,006)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,438	60,000	59,225	—	(775)
Expiring 06/17/20	UBS AG	MXN	29,053	1,185,302	1,196,168	10,866	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/17/20	Barclays Bank PLC	TWD	1,474	$49,640	$50,004	$364	$—
Expiring 06/17/20	Barclays Bank PLC	TWD	968	32,576	32,846	270	—
Expiring 06/17/20	BNP Paribas S.A.	TWD	5,395	182,249	182,961	712	—
Expiring 06/17/20	Citibank, N.A.	TWD	8,476	282,587	287,477	4,890	—
Expiring 06/17/20	Citibank, N.A.	TWD	1,083	36,440	36,715	275	—
Expiring 06/17/20	Citibank, N.A.	TWD	984	33,045	33,378	333	—
Expiring 06/17/20	Credit Suisse International	TWD	12,735	427,000	431,913	4,913	—
Expiring 06/17/20	Goldman Sachs International	TWD	1,263	42,459	42,838	379	—
New Zealand Dollar,
Expiring 07/20/20	Bank of America, N.A.	NZD	57	33,843	34,790	947	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	54	32,591	32,885	294	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	221	62,974	65,220	2,246	—
Expiring 06/17/20	Citibank, N.A.	PEN	705	210,000	208,213	—	(1,787)
Expiring 06/17/20	Citibank, N.A.	PEN	563	164,000	166,311	2,311	—
Expiring 06/17/20	Citibank, N.A.	PEN	237	69,203	70,123	920	—
Expiring 06/17/20	Goldman Sachs International	PEN	637	180,400	188,265	7,865	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	819	238,000	241,831	3,831	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	585	172,000	172,660	660	—
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	9,175	180,000	181,288	1,288	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	12,418	244,000	245,373	1,373	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	12,082	235,000	238,732	3,732	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	10,877	206,000	214,936	8,936	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	8,749	167,000	172,869	5,869	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	5,535	108,348	109,370	1,022	—
Polish Zloty,
Expiring 07/17/20	Bank of America, N.A.	PLN	1,900	458,517	457,829	—	(688)
Expiring 07/17/20	Bank of America, N.A.	PLN	799	189,542	192,585	3,043	—
Expiring 07/17/20	Bank of America, N.A.	PLN	297	70,890	71,557	667	—
Expiring 07/17/20	Citibank, N.A.	PLN	681	165,185	163,979	—	(1,206)
Expiring 07/17/20	HSBC Bank USA, N.A.	PLN	760	181,622	183,031	1,409	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/17/20	UBS AG	PLN	9,264	$2,216,897	$2,232,308	$15,411	$—
Romanian Leu,
Expiring 07/15/20	Citibank, N.A.	RON	1,012	225,775	226,954	1,179	—
Expiring 07/15/20	Citibank, N.A.	RON	231	52,000	51,845	—	(155)
Expiring 07/15/20	HSBC Bank USA, N.A.	RON	557	124,043	124,752	709	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	54,627	819,300	728,199	—	(91,101)
Expiring 06/17/20	Barclays Bank PLC	RUB	7,752	100,000	103,333	3,333	—
Expiring 06/17/20	Citibank, N.A.	RUB	53,800	744,615	717,176	—	(27,439)
Expiring 06/17/20	Citibank, N.A.	RUB	2,295	30,559	30,588	29	—
Expiring 06/17/20	Citibank, N.A.	RUB	1,990	26,745	26,533	—	(212)
Expiring 06/17/20	Citibank, N.A.	RUB	1,613	19,982	21,505	1,523	—
Expiring 06/17/20	HSBC Bank USA, N.A.	RUB	59,672	782,170	795,450	13,280	—
Expiring 06/17/20	HSBC Bank USA, N.A.	RUB	14,779	196,000	197,006	1,006	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	5,139	65,000	68,508	3,508	—
Singapore Dollar,
Expiring 06/17/20	Bank of America, N.A.	SGD	41	29,041	29,176	135	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	410	289,000	291,002	2,002	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	206	144,000	145,769	1,769	—
Expiring 06/17/20	Credit Suisse International	SGD	604	427,000	428,248	1,248	—
Expiring 06/17/20	Credit Suisse International	SGD	254	178,000	179,980	1,980	—
Expiring 06/17/20	Credit Suisse International	SGD	232	164,000	164,326	326	—
Expiring 06/17/20	Credit Suisse International	SGD	217	153,000	154,257	1,257	—
Expiring 06/17/20	Goldman Sachs International	SGD	239	168,000	169,193	1,193	—
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	105	73,172	74,320	1,148	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	840	606,159	595,616	—	(10,543)
South African Rand,
Expiring 06/17/20	BNP Paribas S.A.	ZAR	1,387	88,434	74,480	—	(13,954)
Expiring 06/17/20	Citibank, N.A.	ZAR	1,918	109,000	102,965	—	(6,035)
Expiring 06/17/20	Deutsche Bank AG	ZAR	14,807	806,325	794,898	—	(11,427)
Expiring 06/17/20	Deutsche Bank AG	ZAR	4,514	239,892	242,331	2,439	—
Expiring 06/17/20	Deutsche Bank AG	ZAR	2,998	160,211	160,971	760	—
Expiring 06/17/20	Deutsche Bank AG	ZAR	2,688	148,770	144,299	—	(4,471)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	5,183	334,043	278,259	—	(55,784)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,623	93,000	87,135	—	(5,865)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	858	45,397	46,073	676	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	10,109	$632,993	$542,670	$—	$(90,323)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,607	97,364	86,273	—	(11,091)
Expiring 06/17/20	UBS AG	ZAR	13,476	806,158	723,462	—	(82,696)
South Korean Won,
Expiring 06/17/20	Barclays Bank PLC	KRW	206,944	171,000	170,480	—	(520)
Expiring 06/17/20	Barclays Bank PLC	KRW	147,076	121,000	121,160	160	—
Expiring 06/17/20	Barclays Bank PLC	KRW	74,349	61,460	61,248	—	(212)
Expiring 06/17/20	Barclays Bank PLC	KRW	48,196	39,129	39,704	575	—
Expiring 06/17/20	Barclays Bank PLC	KRW	47,248	39,679	38,922	—	(757)
Expiring 06/17/20	Barclays Bank PLC	KRW	33,448	27,360	27,554	194	—
Expiring 06/17/20	Citibank, N.A.	KRW	444,848	362,254	366,464	4,210	—
Expiring 06/17/20	Goldman Sachs International	KRW	67,030	54,908	55,219	311	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	241,860	200,000	199,243	—	(757)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	126,064	103,811	103,851	40	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	58,325	47,959	48,048	89	—
Thai Baht,
Expiring 06/17/20	Citibank, N.A.	THB	3,604	110,000	111,380	1,380	—
Expiring 06/17/20	Credit Suisse International	THB	8,609	263,000	266,076	3,076	—
Expiring 06/17/20	Credit Suisse International	THB	5,247	160,000	162,173	2,173	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	36,656	1,164,870	1,132,947	—	(31,923)
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	7,102	218,000	219,522	1,522	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	6,422	196,040	198,493	2,453	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	5,330	164,000	164,729	729	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,464	105,700	107,052	1,352	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	1,959	60,000	60,547	547	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	4,589	140,000	141,829	1,829	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	1,097	158,000	155,106	—	(2,894)
Expiring 06/17/20	Barclays Bank PLC	TRY	672	96,000	94,948	—	(1,052)
Expiring 06/17/20	Barclays Bank PLC	TRY	411	59,000	58,132	—	(868)
Expiring 06/17/20	Goldman Sachs International	TRY	2,687	387,541	379,817	—	(7,724)
Expiring 06/17/20	Goldman Sachs International	TRY	1,502	215,029	212,329	—	(2,700)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/17/20	Goldman Sachs International	TRY	544	$78,362	$76,822	$—	$(1,540)
Expiring 06/17/20	HSBC Bank USA, N.A.	TRY	1,059	157,301	149,707	—	(7,594)
Ukraine Hryvna,
Expiring 06/16/20	Bank of America, N.A.	UAH	1,175	41,384	42,632	1,248	—

				$52,275,625	$51,427,459	533,657	(1,381,823)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	1,091	$698,451	$711,359	$—	$(12,908)
Brazilian Real,
Expiring 05/05/20	Bank of America, N.A.	BRL	311	59,650	57,085	2,565	—
Expiring 05/05/20	Barclays Bank PLC	BRL	273	51,950	50,194	1,756	—
Expiring 05/05/20	Citibank, N.A.	BRL	1,405	280,000	258,361	21,639	—
Expiring 05/05/20	Citibank, N.A.	BRL	256	50,461	47,013	3,448	—
Expiring 05/05/20	Goldman Sachs International	BRL	727	138,172	133,666	4,506	—
Expiring 05/05/20	Goldman Sachs International	BRL	658	126,879	120,980	5,899	—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	697	137,300	128,216	9,084	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	705	132,721	129,643	3,078	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	15,888	2,814,334	2,920,701	—	(106,367)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	227	43,072	41,765	1,307	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	205	39,376	37,690	1,686	—
Expiring 06/02/20	Barclays Bank PLC	BRL	313	55,285	57,382	—	(2,097)
Canadian Dollar,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	172	121,819	123,439	—	(1,620)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	62,280	72,360	74,690	—	(2,330)
Expiring 06/17/20	Citibank, N.A.	CLP	45,281	54,222	54,304	—	(82)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	740,179	886,389	887,670	—	(1,281)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	133,736	161,137	160,384	753	—

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	1,047,261	$1,252,555	$1,255,943	$—	$(3,388)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	119,871	147,000	143,757	3,243	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	87,843	103,811	105,347	—	(1,536)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	78,655	93,000	94,328	—	(1,328)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	41,033	47,959	49,210	—	(1,251)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	139,780	164,000	167,634	—	(3,634)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	139,679	167,000	167,512	—	(512)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	85,734	101,000	102,818	—	(1,818)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	409,242	485,459	490,789	—	(5,330)
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	2,677	380,000	378,157	1,843	—
Expiring 05/11/20	Citibank, N.A.	CNH	1,713	241,000	242,016	—	(1,016)
Expiring 05/11/20	Citibank, N.A.	CNH	709	101,690	100,175	1,515	—
Expiring 05/11/20	Credit Suisse International	CNH	1,847	260,000	260,867	—	(867)
Expiring 05/11/20	Credit Suisse International	CNH	1,288	181,000	181,857	—	(857)
Expiring 05/11/20	Goldman Sachs International	CNH	2,437	347,000	344,266	2,734	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,892	412,000	408,464	3,536	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,522	355,000	356,192	—	(1,192)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,123	303,100	299,842	3,258	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	2,034	291,000	287,313	3,687	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,320	188,000	186,460	1,540	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	513	72,332	72,431	—	(99)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	730	102,400	103,116	—	(716)
Expiring 05/11/20	The Toronto-Dominion Bank	CNH	5,566	787,560	786,226	1,334	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	4,640	666,044	648,677	17,367	—
Colombian Peso,
Expiring 06/17/20	Barclays Bank PLC	COP	152,034	39,883	38,237	1,646	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/17/20	BNP Paribas S.A.	COP	143,566	$35,748	$36,107	$—	$(359)
Expiring 06/17/20	Citibank, N.A.	COP	2,455,837	599,716	617,650	—	(17,934)
Expiring 06/17/20	Citibank, N.A.	COP	860,408	219,000	216,395	2,605	—
Expiring 06/17/20	Citibank, N.A.	COP	480,155	122,000	120,760	1,240	—
Expiring 06/17/20	Citibank, N.A.	COP	287,337	71,000	72,266	—	(1,266)
Expiring 06/17/20	Citibank, N.A.	COP	221,200	56,000	55,632	368	—
Expiring 06/17/20	Citibank, N.A.	COP	188,480	54,559	47,403	7,156	—
Expiring 06/17/20	Goldman Sachs International	COP	685,116	197,400	172,309	25,091	—
Expiring 06/17/20	Goldman Sachs International	COP	519,665	134,000	130,697	3,303	—
Expiring 06/17/20	Goldman Sachs International	COP	371,284	93,947	93,379	568	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	247,803	70,929	62,323	8,606	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	573,668	147,000	144,279	2,721	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	158,025	38,580	39,743	—	(1,163)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	282,245	72,476	70,985	1,491	—
Expiring 06/17/20	UBS AG	COP	276,600	68,000	69,566	—	(1,566)
Czech Koruna,
Expiring 07/17/20	Bank of America, N.A.	CZK	1,116	44,150	45,153	—	(1,003)
Expiring 07/17/20	Citibank, N.A.	CZK	1,104	44,599	44,683	—	(84)
Expiring 07/17/20	Citibank, N.A.	CZK	829	33,245	33,549	—	(304)
Expiring 07/17/20	HSBC Bank USA, N.A.	CZK	1,731	69,045	70,046	—	(1,001)
Expiring 07/17/20	HSBC Bank USA, N.A.	CZK	705	27,936	28,528	—	(592)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,028	81,826	82,090	—	(264)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	1,608	65,814	65,091	723	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	2,131	85,000	86,242	—	(1,242)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	1,251	78,346	78,871	—	(525)
Expiring 05/18/20	Citibank, N.A.	EGP	434	27,233	27,338	—	(105)
Expiring 06/17/20	Citibank, N.A.	EGP	1,827	113,131	113,772	—	(641)
Expiring 06/17/20	Citibank, N.A.	EGP	1,340	82,544	83,423	—	(879)
Expiring 06/17/20	Citibank, N.A.	EGP	827	51,105	51,522	—	(417)
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	445	482,580	488,613	—	(6,033)
Expiring 07/17/20	Barclays Bank PLC	EUR	296	323,417	324,419	—	(1,002)

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/17/20	BNP Paribas S.A.	EUR	12	$12,971	$13,172	$—	$(201)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	288	314,264	316,285	—	(2,021)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	52	56,600	57,350	—	(750)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	288	314,148	316,285	—	(2,137)
Hungarian Forint,
Expiring 07/17/20	Bank of America, N.A.	HUF	14,967	45,878	46,479	—	(601)
Expiring 07/17/20	Barclays Bank PLC	HUF	50,110	151,000	155,618	—	(4,618)
Expiring 07/17/20	Barclays Bank PLC	HUF	31,861	97,000	98,947	—	(1,947)
Expiring 07/17/20	BNP Paribas S.A.	HUF	14,220	43,849	44,160	—	(311)
Expiring 07/17/20	Citibank, N.A.	HUF	20,467	61,853	63,560	—	(1,707)
Expiring 07/17/20	HSBC Bank USA, N.A.	HUF	12,203	36,991	37,897	—	(906)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	26,103	79,000	81,064	—	(2,064)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	28,378	86,000	88,128	—	(2,128)
Indian Rupee,
Expiring 06/17/20	Barclays Bank PLC	INR	3,489	45,124	45,956	—	(832)
Expiring 06/17/20	Barclays Bank PLC	INR	2,085	27,026	27,461	—	(435)
Expiring 06/17/20	Citibank, N.A.	INR	8,482	108,673	111,715	—	(3,042)
Expiring 06/17/20	Citibank, N.A.	INR	2,697	34,514	35,519	—	(1,005)
Expiring 06/17/20	Goldman Sachs International	INR	3,698	47,474	48,707	—	(1,233)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	17,526	225,258	230,834	—	(5,576)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	11,002	140,850	144,904	—	(4,054)
Indonesian Rupiah,
Expiring 06/17/20	Bank of America, N.A.	IDR	1,680,154	101,612	109,838	—	(8,226)
Expiring 06/17/20	Barclays Bank PLC	IDR	4,718,289	294,433	308,453	—	(14,020)
Expiring 06/17/20	Barclays Bank PLC	IDR	2,640,330	165,000	172,609	—	(7,609)
Expiring 06/17/20	Barclays Bank PLC	IDR	1,538,446	107,000	100,574	6,426	—
Expiring 06/17/20	Barclays Bank PLC	IDR	1,296,629	81,376	84,766	—	(3,390)
Expiring 06/17/20	Barclays Bank PLC	IDR	912,163	57,171	59,632	—	(2,461)
Expiring 06/17/20	Barclays Bank PLC	IDR	549,611	34,545	35,930	—	(1,385)
Expiring 06/17/20	BNP Paribas S.A.	IDR	3,421,121	209,000	223,652	—	(14,652)
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,151,594	125,000	140,658	—	(15,658)
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,946,646	117,000	127,260	—	(10,260)
Expiring 06/17/20	Citibank, N.A.	IDR	21,333,669	1,238,889	1,394,664	—	(155,775)
Expiring 06/17/20	Citibank, N.A.	IDR	1,712,969	107,094	111,983	—	(4,889)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/17/20	Citibank, N.A.	IDR	943,432	$59,205	$61,676	$—	$(2,471)
Expiring 06/17/20	Goldman Sachs International	IDR	1,193,970	80,619	78,054	2,565	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,504,658	94,000	98,365	—	(4,365)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	5,116,784	337,052	334,504	2,548	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	2,121,669	131,658	138,702	—	(7,044)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	1,231,064	74,000	80,479	—	(6,479)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	1,192	311,000	342,315	—	(31,315)
Expiring 06/17/20	Citibank, N.A.	ILS	1,715	489,000	492,752	—	(3,752)
Expiring 06/17/20	Citibank, N.A.	ILS	967	265,000	277,828	—	(12,828)
Expiring 06/17/20	Citibank, N.A.	ILS	264	75,020	75,739	—	(719)
Expiring 06/17/20	Goldman Sachs International	ILS	938	265,980	269,446	—	(3,466)
Japanese Yen,
Expiring 07/17/20	Citibank, N.A.	JPY	4,929	45,799	45,992	—	(193)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	21,876	201,510	204,105	—	(2,595)
Malaysian Ringgit,
Expiring 06/17/20	Barclays Bank PLC	MYR	666	153,714	154,125	—	(411)
Expiring 06/17/20	Barclays Bank PLC	MYR	577	132,581	133,500	—	(919)
Expiring 06/17/20	Barclays Bank PLC	MYR	232	53,788	53,750	38	—
Expiring 06/17/20	Barclays Bank PLC	MYR	200	45,664	46,247	—	(583)
Expiring 06/17/20	Barclays Bank PLC	MYR	134	30,303	30,906	—	(603)
Expiring 06/17/20	Goldman Sachs International	MYR	382	87,736	88,446	—	(710)
Mexican Peso,
Expiring 06/17/20	Bank of America, N.A.	MXN	2,656	106,200	109,357	—	(3,157)
Expiring 06/17/20	Bank of America, N.A.	MXN	1,994	82,541	82,110	431	—
Expiring 06/17/20	Bank of America, N.A.	MXN	1,254	51,033	51,647	—	(614)
Expiring 06/17/20	Bank of America, N.A.	MXN	1,094	46,116	45,056	1,060	—
Expiring 06/17/20	Citibank, N.A.	MXN	4,462	180,000	183,699	—	(3,699)
Expiring 06/17/20	Citibank, N.A.	MXN	3,133	138,000	128,990	9,010	—
Expiring 06/17/20	Citibank, N.A.	MXN	2,550	102,927	104,989	—	(2,062)
Expiring 06/17/20	Citibank, N.A.	MXN	1,819	74,412	74,907	—	(495)
Expiring 06/17/20	Citibank, N.A.	MXN	1,636	76,538	67,342	9,196	—
Expiring 06/17/20	Deutsche Bank AG	MXN	1,739	71,228	71,614	—	(386)
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	25,362	1,030,395	1,044,211	—	(13,816)
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	1,669	69,450	68,698	752	—

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	1,176	$48,236	$48,431	$—	$(195)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	8,199	349,500	337,572	11,928	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	5,352	220,261	220,342	—	(81)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	4,160	196,053	171,294	24,759	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,392	97,100	98,493	—	(1,393)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,070	86,970	85,246	1,724	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,049	42,600	43,189	—	(589)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,302	53,600	53,626	—	(26)
Expiring 06/17/20	UBS AG	MXN	5,853	275,000	240,998	34,002	—
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	13,066	439,000	443,143	—	(4,143)
Expiring 06/17/20	Goldman Sachs International	TWD	10,934	368,000	370,849	—	(2,849)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	17,592	594,000	596,644	—	(2,644)
Expiring 06/17/20	UBS AG	TWD	15,879	536,000	538,550	—	(2,550)
Expiring 06/17/20	UBS AG	TWD	9,652	324,000	327,354	—	(3,354)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	739	442,905	452,801	—	(9,896)
Peruvian Nuevo Sol,
Expiring 06/17/20	Barclays Bank PLC	PEN	199	58,301	58,895	—	(594)
Expiring 06/17/20	Citibank, N.A.	PEN	3,201	931,692	945,369	—	(13,677)
Expiring 06/17/20	Citibank, N.A.	PEN	278	81,905	82,135	—	(230)
Expiring 06/17/20	Citibank, N.A.	PEN	158	46,197	46,627	—	(430)
Expiring 06/17/20	Goldman Sachs International	PEN	354	103,723	104,474	—	(751)
Expiring 06/17/20	Goldman Sachs International	PEN	208	61,311	61,465	—	(154)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	122	36,111	36,166	—	(55)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	PEN	227	67,158	67,069	89	—
Philippine Peso,
Expiring 06/17/20	Bank of America, N.A.	PHP	1,608	31,508	31,771	—	(263)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	PHP	2,245	$44,050	$44,371	$—	$(321)
Expiring 06/17/20	Barclays Bank PLC	PHP	2,149	42,187	42,462	—	(275)
Expiring 06/17/20	Citibank, N.A.	PHP	5,537	106,510	109,409	—	(2,899)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	13,035	252,000	257,571	—	(5,571)
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	9,043	178,000	178,694	—	(694)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	13,040	255,000	257,677	—	(2,677)
Polish Zloty,
Expiring 07/17/20	Bank of America, N.A.	PLN	365	87,390	87,959	—	(569)
Expiring 07/17/20	Bank of America, N.A.	PLN	260	62,664	62,730	—	(66)
Expiring 07/17/20	Bank of America, N.A.	PLN	201	47,847	48,389	—	(542)
Expiring 07/17/20	Barclays Bank PLC	PLN	674	161,000	162,477	—	(1,477)
Expiring 07/17/20	Barclays Bank PLC	PLN	541	129,000	130,284	—	(1,284)
Expiring 07/17/20	Citibank, N.A.	PLN	298	71,221	71,753	—	(532)
Expiring 07/17/20	Deutsche Bank AG	PLN	167	39,707	40,140	—	(433)
Expiring 07/17/20	HSBC Bank USA, N.A.	PLN	481	115,127	115,832	—	(705)
Expiring 07/17/20	HSBC Bank USA, N.A.	PLN	156	37,073	37,513	—	(440)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	829	200,000	199,644	356	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	803	192,789	193,563	—	(774)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	612	148,091	147,577	514	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	429	103,000	103,396	—	(396)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	386	92,300	93,048	—	(748)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	386	92,000	93,089	—	(1,089)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	354	85,000	85,286	—	(286)
Romanian Leu,
Expiring 07/15/20	Bank of America, N.A.	RON	150	33,241	33,647	—	(406)
Expiring 07/15/20	Citibank, N.A.	RON	121	26,780	27,154	—	(374)
Expiring 07/15/20	HSBC Bank USA, N.A.	RON	172	38,256	38,568	—	(312)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	RON	220	49,005	49,385	—	(380)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	RON	201	45,072	45,149	—	(77)
Russian Ruble,
Expiring 06/17/20	Bank of America, N.A.	RUB	4,042	52,902	53,885	—	(983)
Expiring 06/17/20	Barclays Bank PLC	RUB	15,217	199,700	202,844	—	(3,144)

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	RUB	7,319	$100,092	$97,572	$2,520	$—
Expiring 06/17/20	Barclays Bank PLC	RUB	6,686	88,440	89,134	—	(694)
Expiring 06/17/20	Barclays Bank PLC	RUB	5,614	72,360	74,831	—	(2,471)
Expiring 06/17/20	Barclays Bank PLC	RUB	4,988	63,000	66,497	—	(3,497)
Expiring 06/17/20	Barclays Bank PLC	RUB	4,875	64,925	64,980	—	(55)
Expiring 06/17/20	Citibank, N.A.	RUB	13,142	165,000	175,192	—	(10,192)
Expiring 06/17/20	Citibank, N.A.	RUB	7,694	98,974	102,568	—	(3,594)
Expiring 06/17/20	Citibank, N.A.	RUB	5,375	71,587	71,657	—	(70)
Expiring 06/17/20	Citibank, N.A.	RUB	4,154	55,568	55,371	197	—
Expiring 06/17/20	Goldman Sachs International	RUB	10,906	148,428	145,383	3,045	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	25,925	348,000	345,593	2,407	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	13,647	186,285	181,918	4,367	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	3,940	52,953	52,518	435	—
Singapore Dollar,
Expiring 06/17/20	Citibank, N.A.	SGD	461	332,000	327,106	4,894	—
Expiring 06/17/20	Citibank, N.A.	SGD	370	259,000	262,284	—	(3,284)
Expiring 06/17/20	HSBC Bank USA, N.A.	SGD	41	28,747	29,048	—	(301)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	470	334,800	333,271	1,529	—
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	4,735	258,000	254,215	3,785	—
Expiring 06/17/20	Bank of America, N.A.	ZAR	1,287	67,394	69,099	—	(1,705)
Expiring 06/17/20	Bank of America, N.A.	ZAR	730	40,495	39,192	1,303	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	1,260	66,000	67,660	—	(1,660)
Expiring 06/17/20	Barclays Bank PLC	ZAR	1,143	60,000	61,377	—	(1,377)
Expiring 06/17/20	Barclays Bank PLC	ZAR	935	50,684	50,196	488	—
Expiring 06/17/20	Citibank, N.A.	ZAR	2,323	127,000	124,685	2,315	—
Expiring 06/17/20	Deutsche Bank AG	ZAR	624	32,841	33,494	—	(653)
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	13,370	736,243	717,748	18,495	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	2,911	160,189	156,291	3,898	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	1,465	79,259	78,628	631	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	1,317	72,945	70,677	2,268	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	1,019	65,539	54,710	10,829	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	72,065	4,485,390	3,868,740	616,650	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	3,720	202,000	199,729	2,271	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	2,974	$158,066	$159,632	$—	$(1,566)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,048	197,715	163,618	34,097	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,433	76,000	76,949	—	(949)
South Korean Won,
Expiring 06/17/20	Credit Suisse International	KRW	1,763,348	1,491,847	1,452,638	39,209	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	222,598	181,000	183,375	—	(2,375)
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	162,307	132,000	133,708	—	(1,708)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	235,165	198,602	193,728	4,874	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	235,760	198,602	194,218	4,384	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	231,226	195,342	190,483	4,859	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	201,479	163,000	165,978	—	(2,978)
Expiring 06/17/20	UBS AG	KRW	235,542	198,602	194,038	4,564	—
Thai Baht,
Expiring 06/17/20	Bank of America, N.A.	THB	2,522	76,984	77,950	—	(966)
Expiring 06/17/20	BNP Paribas S.A.	THB	3,618	115,000	111,811	3,189	—
Expiring 06/17/20	Citibank, N.A.	THB	9,522	290,225	294,296	—	(4,071)
Expiring 06/17/20	Citibank, N.A.	THB	1,269	40,273	39,218	1,055	—
Expiring 06/17/20	Citibank, N.A.	THB	1,203	37,142	37,167	—	(25)
Expiring 06/17/20	Citibank, N.A.	THB	1,030	31,876	31,849	27	—
Expiring 06/17/20	Goldman Sachs International	THB	8,242	263,000	254,756	8,244	—
Expiring 06/17/20	Goldman Sachs International	THB	5,701	172,110	176,200	—	(4,090)
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	8,138	256,000	251,514	4,486	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	892	27,487	27,562	—	(75)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	12,454	395,000	384,925	10,075	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	7,781	240,000	240,502	—	(502)
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	2,480	355,163	350,510	4,653	—
Expiring 06/17/20	Barclays Bank PLC	TRY	1,709	270,000	241,528	28,472	—
Expiring 06/17/20	Barclays Bank PLC	TRY	1,182	185,679	167,097	18,582	—
Expiring 06/17/20	Barclays Bank PLC	TRY	1,079	160,189	152,476	7,713	—

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	TRY	1,048	$166,678	$148,124	$18,554	$—
Expiring 06/17/20	Barclays Bank PLC	TRY	571	80,000	80,707	—	(707)
Expiring 06/17/20	Citibank, N.A.	TRY	886	140,646	125,217	15,429	—
Expiring 06/17/20	Citibank, N.A.	TRY	487	68,961	68,863	98	—
Expiring 06/17/20	Citibank, N.A.	TRY	217	30,132	30,710	—	(578)
Expiring 06/17/20	HSBC Bank USA, N.A.	TRY	539	79,891	76,137	3,754	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	1,138	174,000	160,891	13,109	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	1,115	171,298	157,615	13,683	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	328	46,765	46,298	467	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	255	35,777	36,106	—	(329)

				$50,885,992	$50,388,378	1,182,598	(684,984)

						$1,716,255	$(2,066,807)

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	271	CZK	7,353	$180	$—	Citibank, N.A.

Interest rate swap agreements outstanding at April 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
BRL	6,947	01/02/23	5.690	%(T)	1 Day BROIS(2)(T)	$—	$42,415	$42,415
BRL	5,769	01/02/25	5.755	%(T)	1 Day BROIS(2)(T)	—	(29,351)	(29,351)
BRL	1,478	01/02/25	5.840	%(T)	1 Day BROIS(2)(T)	—	(4,635)	(4,635)
BRL	1,369	01/02/25	6.000	%(T)	1 Day BROIS(1)(T)	(1,680)	4,040	5,720
BRL	2,354	01/02/25	6.725	%(T)	1 Day BROIS(2)(T)	—	8,263	8,263
BRL	1,016	01/02/25	7.098	%(T)	1 Day BROIS(2)(T)	—	6,653	6,653
BRL	1,294	01/04/27	7.330	%(T)	1 Day BROIS(2)(T)	—	7,785	7,785
CNH	4,510	03/13/24	2.945	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5	30,520	30,515

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,320	04/10/24	3.100	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$—	$17,599	$17,599
CNH	1,645	04/22/24	3.170	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	13,051	13,051
CNH	3,530	06/05/24	2.925	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	24,448	24,444
CNH	12,235	06/19/24	2.875	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	81,203	81,203
CNH	11,500	03/18/25	2.345	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	43,501	43,501
CNH	26,780	03/18/25	2.450	%(Q)	7 Day China Fixing Repo Rates(1)(Q)	—	(120,370)	(120,370)
COP	950,000	12/12/23	5.530	%(Q)	1 Day COOIS(2)(Q)	—	18,473	18,473
COP	7,442,000	12/19/24	4.900	%(Q)	1 Day COOIS(1)(Q)	(10,911)	(103,990)	(93,079)
COP	2,400,000	03/03/25	4.525	%(Q)	1 Day COOIS(1)(Q)	—	(23,044)	(23,044)
COP	5,300,000	03/27/25	4.300	%(Q)	1 Day COOIS(2)(Q)	5,242	36,108	30,866
COP	900,000	04/24/25	3.830	%(Q)	1 Day COOIS(2)(Q)	—	931	931
COP	1,800,000	04/28/25	3.830	%(Q)	1 Day COOIS(2)(Q)	(285)	1,802	2,087
CZK	3,790	02/03/30	1.515	%(A)	6 Month PRIBOR(2)(S)	—	10,385	10,385
INR	50,000	04/22/25	4.110	%(S)	1 Day MIBOR(2)(S)	—	(1,100)	(1,100)
KRW	800,000	06/26/24	1.385	%(Q)	3 Month KWCDC(2)(Q)	(875)	11,697	12,572
KRW	800,000	12/20/24	1.363	%(Q)	3 Month KWCDC(2)(Q)	8	12,035	12,027
KRW	1,200,000	01/20/25	1.425	%(Q)	3 Month KWCDC(2)(Q)	8	20,795	20,787
KRW	800,000	04/03/25	1.078	%(Q)	3 Month KWCDC(2)(Q)	1,101	3,259	2,158
KRW	300,000	04/23/25	0.975	%(Q)	3 Month KWCDC(2)(Q)	1	(4)	(5)
MXN	20,156	03/20/24	7.703	%(M)	28 Day Mexican Interbank Rate(2)(M)	4,663	74,977	70,314
MXN	26,530	10/30/24	6.413	%(M)	28 Day Mexican Interbank Rate(2)(M)	15,795	47,552	31,757
MXN	27,450	02/03/25	6.405	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	48,378	48,378
MXN	6,470	02/26/25	6.145	%(M)	28 Day Mexican Interbank Rate(2)(M)	11	8,368	8,357
MXN	1,757	03/03/25	6.090	%(M)	28 Day Mexican Interbank Rate(2)(M)	3	2,058	2,055
MXN	1,757	03/03/25	6.140	%(M)	28 Day Mexican Interbank Rate(2)(M)	3	2,221	2,218
MXN	8,700	04/16/25	5.650	%(M)	28 Day Mexican Interbank Rate(2)(M)	9	2,853	2,844
MXN	10,145	05/16/29	7.980	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	54,928	54,928
MXN	4,105	05/22/29	8.075	%(M)	28 Day Mexican Interbank Rate(2)(M)	989	23,559	22,570

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at April 30, 2020 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	4,060	12/24/29	6.780	%(M)	28 Day Mexican Interbank Rate(2)(M)	$5	$6,560	$6,555
MXN	16,040	01/28/30	6.640	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	18,261	18,261
PLN	3,430	09/21/22	2.312	%(A)	6 Month WIBOR(2)(S)	—	47,123	47,123
PLN	2,700	07/24/24	1.798	%(A)	6 Month WIBOR(2)(S)	—	40,434	40,434
PLN	3,430	04/08/25	0.750	%(A)	6 Month WIBOR(1)(S)	197	(6,726)	(6,923)
ZAR	34,875	04/09/22	5.420	%(Q)	3 Month JIBAR(1)(Q)	(58)	(33,747)	(33,689)
ZAR	21,501	03/24/25	7.420	%(Q)	3 Month JIBAR(2)(Q)	(836)	79,453	80,289
ZAR	9,800	03/06/30	7.540	%(Q)	3 Month JIBAR(1)(Q)	73	12,961	12,888
ZAR	9,460	04/09/30	8.940	%(Q)	3 Month JIBAR(2)(Q)	(290)	40,265	40,555

						$13,182	$581,947	$568,765

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC Interest Rate Swap Agreements:
MYR	3,700	01/17/25	3.235%(Q)	3 Month KLIBOR(1)(Q)	$(40,585)	$(12)	$(40,573)	Morgan Stanley & Co. International PLC
MYR	3,700	02/06/25	2.938%(Q)	3 Month KLIBOR(1)(Q)	(28,920)	(15)	(28,905)	Morgan Stanley & Co. International PLC
RUB	46,000	03/04/25	6.305%(A)	3 Month MosPRIME(2)(Q)	13,580	(1)	13,581	Goldman Sachs International
RUB	46,000	06/17/25	6.150%(A)	3 Month MosPRIME(2)(Q)	9,079	—	9,079	Goldman Sachs International
RUB	103,520	06/17/25	6.257%(A)	3 Month MosPRIME(2)(Q)	26,971	—	26,971	Goldman Sachs International
RUB	83,000	06/17/25	7.733%(A)	3 Month MosPRIME(2)(Q)	93,943	—	93,943	Goldman Sachs International

					$74,068	$(28)	$74,096

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(28)	$143,574	$(69,478)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,104,000	$—
J.P. Morgan Securities LLC	170,000	—
Total	$1,274,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Sovereign Bonds
Angola	$—	$189,897	$—
Argentina	—	143,439	—
Bahrain	—	200,992	—
Brazil	—	532,576	—
Chile	—	1,729,841	—
China	—	1,483,897	—
Colombia	—	1,992,906	—
Czech Republic	—	940,576	—
Dominican Republic	—	121,276	—
Ecuador	—	83,016	—
Egypt	—	265,115	—
El Salvador	—	107,662	—
Gabon	—	286,853	—
Ghana	—	234,755	—
Hungary	—	1,569,323	—
Indonesia	—	5,367,390	—
Iraq	—	211,961	—
Ivory Coast	—	267,286	—
Malaysia	—	2,875,956	—
Mexico	—	977,399	—
Nigeria	—	167,119	—
Pakistan	—	368,908	—

See Notes to Financial Statements.

38

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Peru	$—	$2,499,369	$—
Philippines	—	112,078	—
Poland	—	2,115,161	—
Romania	—	1,005,139	—
Russia	—	1,508,501	—
South Africa	—	5,114,341	—
Sri Lanka	—	279,048	—
Thailand	—	4,204,185	—
Turkey	—	1,737,915	—
Ukraine	—	645,159	—
Uruguay	—	107,356	—
Corporate Bonds
Bahrain	—	196,028	—
Belarus	—	185,427	—
Brazil	—	183,512	—
Indonesia	—	194,625	—
Jamaica	—	91,591	—
Mexico	—	1,051,374	—
Oman	—	168,448	—
Russia	—	1,845,124	—
South Africa	—	149,218	—
Supranational Bank	—	722,473	—
Tunisia	—	257,469	—
Affiliated Mutual Fund	219,899	—	—

Total	$219,899	$44,491,684	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$1,716,255	$—
OTC Cross Currency Exchange Contracts	—	180	—
Centrally Cleared Interest Rate Swap Agreements	—	880,961	—
OTC Interest Rate Swap Agreements	—	143,573	—

Total	$—	$2,740,969	$—

Liabilities
Futures Contracts	$(6,571)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,066,807)	—
Centrally Cleared Interest Rate Swap Agreements	—	(312,196)	—
OTC Interest Rate Swap Agreements	—	(69,505)	—

Total	$(6,571)	$(2,448,508)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2020 were as follows:

Sovereign Bonds	82.6%
Investment Companies	3.9
Oil & Gas	2.2
Multi-National	1.5
Telecommunications	1.4
Banks	0.9
Electric	0.7
Affiliated Mutual Fund	0.5%

93.7
Other assets in excess of liabilities	6.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$180		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,716,255		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,066,807
Interest rate contracts	—	—		Due from/to broker—variation margin futures	6,571	*
Interest rate contracts	Due from/to broker—variation margin swaps	880,961	*	Due from/to broker—variation margin swaps	312,196	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	28

See Notes to Financial Statements.

40

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$143,574	Unrealized depreciation on OTC swap agreements	$69,478

		$2,740,970		$2,455,080

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(1,560,011)	$—
Interest rate contracts	(515)	—	513,196

Total	$(515)	$(1,560,011)	$513,196

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(625,478)	$—
Interest rate contracts	(6,571)	—	385,440

Total	$(6,571)	$(625,478)	$385,440

For the six months ended April 30, 2020, the Series’ average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$1,572,489	$55,252,664

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward Foreign Currency Exchange Contracts— Sold(2)	Cross Currency Exchange Contracts(3)	Interest Rate Swap Agreements(1)
$45,567,864	$259,216	$36,104,135

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$17,861	$(20,071)	$(2,210)	$—	$(2,210)
Barclays Bank PLC	125,645	(201,957)	(76,312)	58,000	(18,312)
BNP Paribas S.A.	8,140	(131,318)	(123,178)	—	(123,178)
Citibank, N.A.	201,151	(989,709)	(788,558)	750,000	(38,558)
Credit Suisse International	54,182	(35,280)	18,902	—	18,902
Deutsche Bank AG	4,214	(17,370)	(13,156)	—	(13,156)
Goldman Sachs International	216,126	(40,041)	176,085	—	176,085
HSBC Bank USA, N.A.	119,589	(119,037)	552	—	552
JPMorgan Chase Bank, N.A.	880,288	(162,680)	717,608	(717,608)	—
Morgan Stanley & Co. International PLC	166,636	(313,976)	(147,340)	—	(147,340)
The Toronto-Dominion Bank	1,334	(14,708)	(13,374)	—	(13,374)
UBS AG	64,843	(90,166)	(25,323)	—	(25,323)

	$1,860,009	$(2,136,313)	$(276,304)	$90,392	$(185,912)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

See Notes to Financial Statements.

42

(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions and the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	43

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $50,682,630)	$44,491,684
Affiliated investments (cost $219,899)	219,899
Cash	79,590
Foreign currency, at value (cost $125,115)	126,893
Cash segregated for counterparty—OTC	808,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,716,255
Deposit with broker for centrally cleared/exchange-traded derivatives	1,274,000
Dividends and interest receivable	870,613
Receivable for Series shares sold	377,355
Unrealized appreciation on OTC swap agreements	143,574
Tax reclaim receivable	74,568
Due from Manager	5,968
Receivable for investments sold	286
Unrealized appreciation on OTC cross currency exchange contracts	180
Prepaid expenses	320

Total Assets	50,189,185

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,066,807
Payable for Series shares reacquired	201,781
Accrued expenses and other liabilities	74,980
Unrealized depreciation on OTC swap agreements	69,478
Due to broker—variation margin swaps	26,432
Due to broker—variation margin futures	4,252
Distribution fee payable	937
Affiliated transfer agent fee payable	749
Dividends payable	492
Premiums received for OTC swap agreements	28

Total Liabilities	2,445,936

Net Assets	$47,743,249

Net assets were comprised of:
Common stock, at par	$90,592
Paid-in capital in excess of par	64,660,389
Total distributable earnings (loss)	(17,007,732)

Net assets, April 30, 2020	$47,743,249

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share, ($2,959,561 ÷ 566,553 shares of common stock issued and outstanding)	$5.22
Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.40

Class C
Net asset value, offering price and redemption price per share, ($440,731 ÷ 83,794 shares of common stock issued and outstanding)	$5.26

Class Z
Net asset value, offering price and redemption price per share, ($44,299,675 ÷ 8,400,599 shares of common stock issued and outstanding)	$5.27

Class R6
Net asset value, offering price and redemption price per share, ($43,282 ÷ 8,213 shares of common stock issued and outstanding)	$5.27

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	45

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income (net of $23,755 foreign withholding tax)	$1,976,432
Affiliated dividend income	19,286
Income from securities lending, net (including affiliated income of $17)	24

Total income	1,995,742

Expenses
Management fee	236,284
Distribution fee(a)	6,818
Custodian and accounting fees	66,394
Transfer agent’s fees and expenses (including affiliated expense of $2,093)(a)	46,295
Audit fee	32,018
Registration fees(a)	28,008
Shareholders’ reports	15,159
Legal fees and expenses	8,380
Directors’ fees	6,311
Miscellaneous	9,064

Total expenses	454,731
Less: Fee waiver and/or expense reimbursement(a)	(186,167)

Net expenses	268,564

Net investment income (loss)	1,727,178

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(196,284)
Futures transactions	(515)
Forward currency contract transactions	(1,560,011)
Swap agreement transactions	513,196
Foreign currency transactions	(3,050,840)

(4,294,454)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,343,876)
Futures	(6,571)
Forward and cross currency contracts	(625,478)
Swap agreements	385,440
Foreign currencies	5,607

(7,584,878)

Net gain (loss) on investment and foreign currency transactions	(11,879,332)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(10,152,154)

See Notes to Financial Statements.

46

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,284	2,534	—	—
Transfer agent’s fees and expenses	2,540	666	43,047	42
Registration fees	6,701	6,701	7,905	6,701
Fee waiver and/or expense reimbursement	(12,715)	(7,884)	(158,752)	(6,816)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	47

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,727,178	$3,571,535
Net realized gain (loss) on investment and foreign currency transactions	(4,294,454)	(1,942,406)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,584,878)	8,411,654

Net increase (decrease) in net assets resulting from operations	(10,152,154)	10,040,783

Dividends and Distributions
Distributions from distributable earnings
Class A	(86,198)	(173,207)
Class C	(10,866)	(26,238)
Class Z	(1,759,732)	(3,540,771)
Class R6	(982)	(804)

	(1,857,778)	(3,741,020)

Tax return of capital distributions
Class A	—	(3,312)
Class C	—	(502)
Class Z	—	(67,701)
Class R6	—	(15)

	—	(71,530)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	11,243,394	18,954,796
Net asset value of shares issued in reinvestment of dividends and distributions	1,782,788	3,793,522
Cost of shares reacquired	(25,674,056)	(15,260,204)

Net increase (decrease) in net assets from Series share transactions	(12,647,874)	7,488,114

Total increase (decrease)	(24,657,806)	13,716,347

Net Assets:
Beginning of period	72,401,055	58,684,708

End of period	$47,743,249	$72,401,055

See Notes to Financial Statements.

48

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Series”).

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Emerging Markets Debt Local Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain

50

derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

PGIM Emerging Markets Debt Local Currency Fund	51

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward

52

and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Series entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

PGIM Emerging Markets Debt Local Currency Fund	53

Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and

54

short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and

PGIM Emerging Markets Debt Local Currency Fund	55

Notes to Financial Statements (unaudited) (continued)

such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2. Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Series. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Effective December 13, 2019, the management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion; 0.63% from $1 billion to $3 billion of average daily net assets; 0.61% from $3 billion to $5 billion of average daily net assets; 0.60% from $5 billion to $10 billion of average daily net assets; and 0.59% of the average daily net assets exceeding $10 billion. Prior to December 13, 2019, the management fee paid to the Manager was accrued daily and payable monthly at an annual rate of 0.80% of the Series’ average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net assets; 0.75% on the next $5 billion of average daily net assets; and 0.74% on average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.69% for the reporting period ended April 30, 2020.

Effective December 1, 2019, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.88% of average daily net assets for Class C shares, 0.72% of average daily net assets for Class Z shares and 0.65% of average daily net assets for Class R6 shares. Prior to December 1, 2019, the Manager had contractually agreed, to limit total annual operating expenses after fee waivers

PGIM Emerging Markets Debt Local Currency Fund	57

Notes to Financial Statements (unaudited) (continued)

and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.88% of average daily net assets for Class C shares, 0.88% of average daily net assets for Class Z shares and 0.88% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2020, PIMS received $285 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $17,417,408 and $29,730,457, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,483,525	$18,180,991	$20,444,617	$—	$—	$219,899	219,899	$19,286

PGIM Emerging Markets Debt Local Currency Fund	59

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$—	$146,073	$146,073	$—	$—	$—	—	$17	**

$2,483,525	$18,327,064	$20,590,690	$—	$—	$219,899		$19,303

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$53,072,091

Gross Unrealized Appreciation	1,126,477
Gross Unrealized Depreciation	(9,201,095)

Net Unrealized Depreciation	$(8,074,618)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $3,831,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end

60

sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 550 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	10,000,000
Class C	50,000,000
Class Z	250,000,000
Class T	190,000,000
Class R6	50,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	3,566,262	42%
Class R6	175	2%

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	40%	2	51%

PGIM Emerging Markets Debt Local Currency Fund	61

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	7,626	$45,895
Shares issued in reinvestment of dividends and distributions	14,671	84,054
Shares reacquired	(67,060)	(361,370)

Net increase (decrease) in shares outstanding before conversion	(44,763)	(231,421)
Shares issued upon conversion from other share class(es)	2,982	15,116

Net increase (decrease) in shares outstanding	(41,781)	$(216,305)

Year ended October 31, 2019:
Shares sold	139,070	$811,691
Shares issued in reinvestment of dividends and distributions	29,166	171,313
Shares reacquired	(136,489)	(783,730)

Net increase (decrease) in shares outstanding before conversion	31,747	199,274
Shares issued upon conversion from other share class(es)	6,376	37,347

Net increase (decrease) in shares outstanding	38,123	$236,621

Class C
Six months ended April 30, 2020:
Shares sold	1,921	$11,600
Shares issued in reinvestment of dividends and distributions	1,866	10,768
Shares reacquired	(11,757)	(70,025)

Net increase (decrease) in shares outstanding before conversion	(7,970)	(47,657)
Shares reacquired upon conversion into other share class(es)	(2,958)	(15,116)

Net increase (decrease) in shares outstanding	(10,928)	$(62,773)

Year ended October 31, 2019:
Shares sold	24,117	$142,221
Shares issued in reinvestment of dividends and distributions	4,486	26,541
Shares reacquired	(24,338)	(144,141)

Net increase (decrease) in shares outstanding before conversion	4,265	24,621
Shares reacquired upon conversion into other share class(es)	(6,333)	(37,347)

Net increase (decrease) in shares outstanding	(2,068)	$(12,726)

Class Z
Six months ended April 30, 2020:
Shares sold	1,828,737	$11,165,763
Shares issued in reinvestment of dividends and distributions	292,449	1,686,984
Shares reacquired	(4,836,482)	(25,242,603)

Net increase (decrease) in shares outstanding	(2,715,296)	$(12,389,856)

Year ended October 31, 2019:
Shares sold	3,011,000	$17,974,545
Shares issued in reinvestment of dividends and distributions	606,181	3,594,849
Shares reacquired	(2,375,568)	(14,332,305)

Net increase (decrease) in shares outstanding	1,241,613	$7,237,089

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Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	3,306	$20,136
Shares issued in reinvestment of dividends and distributions	173	982
Shares reacquired	(9)	(58)

Net increase (decrease) in shares outstanding	3,470	$21,060

Year ended October 31, 2019:
Shares sold	4,450	$26,339
Shares issued in reinvestment of dividends and distributions	137	819
Shares reacquired	(5)	(28)

Net increase (decrease) in shares outstanding	4,582	$27,130

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 22 days that the Series had loans outstanding during the period was approximately $1,277,045, borrowed at a weighted average interest rate of 2.15%. The maximum loan outstanding amount during the period was $8,796,000. At April 30, 2020, the Series did not have an outstanding loan amount.

PGIM Emerging Markets Debt Local Currency Fund	63

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest

64

rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk”. The Series may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Series’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Series may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Series are difficult to purchase or sell. Liquidity risk includes the risk that the Series may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Series may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

PGIM Emerging Markets Debt Local Currency Fund	65

Notes to Financial Statements (unaudited) (continued)

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Series may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

66

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.07	$5.52	$6.40	$6.44	$6.24	$7.92
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.30	0.33	0.35	0.33	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.84)	0.57	(0.86)	(0.02)	0.23	(1.64)
Total from investment operations	(0.71)	0.87	(0.53)	0.33	0.56	(1.27)
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)	(0.31)	-	(0.15)	- (b)	(0.06)
Tax return of capital distributions	-	(0.01)	(0.35)	(0.22)	(0.36)	(0.35)
Total dividends and distributions	(0.14)	(0.32)	(0.35)	(0.37)	(0.36)	(0.41)
Net asset value, end of period	$5.22	$6.07	$5.52	$6.40	$6.44	$6.24
Total Return(c):	(11.81)%	16.14%	(8.68)%	5.36%	9.29%	(16.41)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,960	$3,692	$3,146	$3,085	$3,990	$3,208
Average net assets (000)	$3,445	$3,223	$4,105	$3,639	$3,343	$4,341
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.14% (f)	1.13%	1.13%	1.13%	1.28%	1.30% (g)
Expenses before waivers and/or expense reimbursement	1.88% (f)	2.03%	2.16%	2.15%	2.33%	2.39% (g)
Net investment income (loss)	4.65% (f)	5.13%	5.34%	5.42%	5.20%	5.32% (g)
Portfolio turnover rate(h)	27%	69%	113%	186%	196%	101%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	67

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.11	$5.56	$6.46	$6.49	$6.28	$7.97
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.26	0.29	0.30	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.84)	0.57	(0.88)	(0.01)	0.25	(1.65)
Total from investment operations	(0.73)	0.83	(0.59)	0.29	0.53	(1.33)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)	(0.27)	-	(0.13)	- (b)	(0.01)
Tax return of capital distributions	-	(0.01)	(0.31)	(0.19)	(0.32)	(0.35)
Total dividends and distributions	(0.12)	(0.28)	(0.31)	(0.32)	(0.32)	(0.36)
Net asset value, end of period	$5.26	$6.11	$5.56	$6.46	$6.49	$6.28
Total Return(c):	(12.05)%	15.18%	(9.61)%	4.66%	8.61%	(17.00)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$441	$579	$538	$718	$787	$701
Average net assets (000)	$510	$566	$672	$649	$721	$789
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.89% (f)	1.88%	1.88%	1.88%	2.03%	2.05%
Expenses before waivers and/or expense reimbursement	5.00% (f)	4.82%	4.89%	2.88%	3.07%	3.11%
Net investment income (loss)	3.90% (f)	4.37%	4.56%	4.63%	4.40%	4.52%
Portfolio turnover rate(g)	27%	69%	113%	186%	196%	101%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.13	$5.57	$6.48	$6.50	$6.31	$7.98
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.32	0.34	0.36	0.34	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.85)	0.58	(0.88)	0.01	0.23	(1.62)
Total from investment operations	(0.70)	0.90	(0.54)	0.37	0.57	(1.24)
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)	(0.33)	-	(0.16)	- (b)	(0.08)
Tax return of capital distributions	-	(0.01)	(0.37)	(0.23)	(0.38)	(0.35)
Total dividends and distributions	(0.16)	(0.34)	(0.37)	(0.39)	(0.38)	(0.43)
Net asset value, end of period	$5.27	$6.13	$5.57	$6.48	$6.50	$6.31
Total Return(c):	(11.67)%	16.50%	(8.83)%	5.85%	9.31%	(15.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$44,300	$68,101	$55,000	$27,020	$27,462	$24,821
Average net assets (000)	$65,326	$63,219	$49,644	$26,437	$25,994	$25,969
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.75% (f)	0.88%	0.88%	0.88%	1.03%	1.05%
Expenses before waivers and/or expense reimbursement	1.24% (f)	1.31%	1.41%	1.88%	2.06%	2.11%
Net investment income (loss)	5.04% (f)	5.35%	5.50%	5.58%	5.36%	5.50%
Portfolio turnover rate(g)	27%	69%	113%	186%	196%	101%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund	69

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.12	$5.56	$6.47	$6.50	$6.30	$7.98
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.31	0.36	0.37	0.35	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.83)	0.58	(0.89)	- (b)	0.23	(1.63)
Total from investment operations	(0.69)	0.89	(0.53)	0.37	0.58	(1.24)
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)	(0.32)	-	(0.16)	- (b)	(0.09)
Tax return of capital distributions	-	(0.01)	(0.38)	(0.24)	(0.38)	(0.35)
Total dividends and distributions	(0.16)	(0.33)	(0.38)	(0.40)	(0.38)	(0.44)
Net asset value, end of period	$5.27	$6.12	$5.56	$6.47	$6.50	$6.30
Total Return(c):	(11.50)%	16.41%	(8.63)%	5.82%	9.55%	(15.94)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43	$29	$1	$1	$1	$1
Average net assets (000)	$37	$15	$1	$1	$1	$1
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.69% (f)	0.88%	0.88%	0.88%	1.03%	1.05%
Expenses before waivers and/or expense reimbursement	38.17% (f)	92.22%	1,595.87%	1.83%	2.06%	2.01%
Net investment income (loss)	5.01% (f)	5.20%	5.73%	5.73%	5.47%	5.60%
Portfolio turnover rate(g)	27%	69%	113%	186%	196%	101%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Local Currency Fund	71

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX
CUSIP	743969750	743969743	743969727	743969735

MF212E2

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 15, 2020

PGIM Jennison Emerging Markets Equity Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

		Average Annual Total Returns as of 4/30/20
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–1.56	–1.64	2.41	2.22 (9/16/14)
Class C	–1.96	2.33	2.80	2.48 (9/16/14)
Class Z	–1.38	4.39	3.83	3.51 (9/16/14)
Class R6	–1.38	4.39	3.83	3.52 (9/16/14)
MSCI Emerging Markets Index
	–10.50	–12.00	–0.10	0.82

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

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Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	7.0%
Tencent Holdings Ltd.	Interactive Media & Services	China	6.4%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	5.0%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	4.9%
WuXi AppTec Co. Ltd. (Class H Stock), 144A	Life Sciences Tools & Services	China	4.7%
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	Pharmaceuticals	China	4.7%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	4.6%
Meituan Dianping (Class B Stock)	Internet & Direct Marketing Retail	China	3.7%
Zai Lab Ltd., ADR	Biotechnology	China	3.6%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison Emerging Markets Equity Opportunities Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$984.40	1.45%	$7.15
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27
Class C	Actual	$1,000.00	$980.40	2.20%	$10.83
	Hypothetical	$1,000.00	$1,013.92	2.20%	$11.02
Class Z	Actual	$1,000.00	$986.20	1.20%	$5.93
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class R6	Actual	$1,000.00	$986.20	1.20%	$5.93
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Emerging Markets Equity Opportunities Fund	7

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS

Argentina 7.3%
Globant SA*(a)	4,622	$534,627
MercadoLibre, Inc.*	1,898	1,107,502

		1,642,129

Brazil 9.7%
Arco Platform Ltd. (Class A Stock)*	10,455	525,050
Lojas Renner SA	43,156	305,463
Magazine Luiza SA	82,874	765,661
Raia Drogasil SA	13,433	260,291
StoneCo Ltd. (Class A Stock)*	12,543	330,884

		2,187,349

China 54.3%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	63,354	394,960
Alibaba Group Holding Ltd., ADR*	7,729	1,566,437
BeiGene Ltd., ADR*	1,689	258,130
Hangzhou Tigermed Consulting Co. Ltd. (Class A Stock)	25,540	277,292
Innovent Biologics, Inc., 144A*	128,190	636,162
JD.com, Inc., ADR*	17,354	747,957
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)*	80,535	1,052,886
Jinxin Fertility Group Ltd., 144A*(a)	189,790	241,683
Kweichow Moutai Co. Ltd. (Class A Stock)	3,607	640,748
Li Ning Co. Ltd.	199,475	628,687
Meituan Dianping (Class B Stock)*	62,157	829,021
Silergy Corp.	9,000	359,096
Tencent Holdings Ltd.	27,100	1,434,271
WuXi AppTec Co. Ltd. (Class H Stock), 144A	75,135	1,065,493
Wuxi Biologics Cayman, Inc., 144A*	80,626	1,250,223
Zai Lab Ltd., ADR*	12,981	814,168

		12,197,214

India 2.3%
Asian Paints Ltd.	9,738	227,143
MakeMyTrip Ltd.*	20,091	296,543

		523,686

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Indonesia 3.2%
Ace Hardware Indonesia Tbk PT	3,262,455	$333,372
Mitra Adiperkasa Tbk PT	8,984,751	396,788

		730,160

Poland 2.0%
Dino Polska SA, 144A*	10,923	460,013

South Korea 8.1%
NAVER Corp.	3,185	516,746
Samsung Electronics Co. Ltd.	25,350	1,038,471
Samsung SDI Co. Ltd.	1,105	260,715

		1,815,932

Taiwan 7.9%
Sea Ltd., ADR*(a)	11,833	657,678
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,010	1,116,261

		1,773,939

Thailand 2.8%
CP ALL PCL	283,066	619,525

TOTAL LONG-TERM INVESTMENTS (cost $16,269,218)		21,949,947

SHORT-TERM INVESTMENTS 11.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,138,508	1,138,508
PGIM Institutional Money Market Fund (cost $1,347,722; includes $1,346,804 of cash collateral for securities on loan)(b)(w)	1,349,217	1,348,948

TOTAL SHORT-TERM INVESTMENTS (cost $2,486,230)		2,487,456

TOTAL INVESTMENTS 108.7% (cost $18,755,448)		24,437,403
Liabilities in excess of other assets (8.7)%		(1,958,929)

NET ASSETS 100.0%		$22,478,474

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,302,207; cash collateral of $1,346,804 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$1,642,129	$—	$—
Brazil	2,187,349	—	—
China	3,386,692	8,810,522	—
India	296,543	227,143	—
Indonesia	—	730,160	—
Poland	—	460,013	—
South Korea	—	1,815,932	—
Taiwan	1,773,939	—	—
Thailand	—	619,525	—
Affiliated Mutual Funds	2,487,456	—	—

Total	$11,774,108	$12,663,295	$—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Internet & Direct Marketing Retail	20.2%
Life Sciences Tools & Services	11.5
Affiliated Mutual Funds (6.0% represents investments purchased with collateral from securities on loan)	11.1
Interactive Media & Services	8.7
Biotechnology	7.5
Semiconductors & Semiconductor Equipment	6.6
Multiline Retail	6.5
Food & Staples Retailing	5.9
Pharmaceuticals	4.7
Technology Hardware, Storage & Peripherals	4.6
Entertainment	2.9
Beverages	2.9
Health Care Providers & Services	2.9%
Textiles, Apparel & Luxury Goods	2.8
Software	2.4
Diversified Consumer Services	2.3
Specialty Retail	1.5
IT Services	1.5
Electronic Equipment, Instruments & Components	1.2
Chemicals	1.0

108.7
Liabilities in excess of other assets	(8.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,302,207	$(1,302,207)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $1,302,207:
Unaffiliated investments (cost $16,269,218)	$21,949,947
Affiliated investments (cost $2,486,230)	2,487,456
Foreign currency, at value (cost $9)	9
Receivable for Series shares sold	31,384
Dividends and interest receivable	19,045
Receivable for investments sold	667
Prepaid expenses and other assets	897

Total Assets	24,489,405

Liabilities
Payable to broker for collateral for securities on loan	1,346,804
Payable for investments purchased	582,991
Accrued expenses and other liabilities	51,753
Payable for Series shares reacquired	20,901
Foreign capital gains tax liability accrued	3,905
Distribution fee payable	1,589
Affiliated transfer agent fee payable	1,496
Management fee payable	1,492

Total Liabilities	2,010,931

Net Assets	$22,478,474

Net assets were comprised of:
Common stock, at par	$18,615
Paid-in capital in excess of par	19,348,807
Total distributable earnings (loss)	3,111,052

Net assets, April 30, 2020	$22,478,474

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	13

Statement of Assets and Liabilities (unaudited) (continued)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($3,786,765 ÷ 316,277 shares of common stock issued and outstanding)	$11.97
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.67

Class C
Net asset value, offering price and redemption price per share,
($1,090,116 ÷ 94,949 shares of common stock issued and outstanding)	$11.48

Class Z
Net asset value, offering price and redemption price per share,
($5,446,608 ÷ 448,757 shares of common stock issued and outstanding)	$12.14

Class R6
Net asset value, offering price and redemption price per share,
($12,154,985 ÷ 1,001,508 shares of common stock issued and outstanding)	$12.14

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $6,938 foreign withholding tax)	$45,899
Affiliated dividend income	7,178
Income from securities lending, net (including affiliated income of $1,926)	5,134

Total income	58,211

Expenses
Management fee	107,070
Distribution fee(a)	11,404
Custodian and accounting fees	34,946
Registration fees(a)	24,552
Audit fee	14,725
Shareholders’ reports	8,881
Legal fees and expenses	8,194
Transfer agent’s fees and expenses (including affiliated expense of $4,045)(a)	7,308
Directors’ fees	5,503
Miscellaneous	10,332

Total expenses	232,915
Less: Fee waiver and/or expense reimbursement(a)	(99,143)
Distribution fee waiver(a)	(978)

Net expenses	132,794

Net investment income (loss)	(74,583)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(188)) (net of foreign capital gains taxes $(3,773))	(548,393)
Foreign currency transactions	(7,130)

(555,523)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,007) (net of change in foreign capital gains taxes $25,725)	246,751
Foreign currencies	(1,358)

245,393

Net gain (loss) on investment and foreign currency transactions	(310,130)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(384,713)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	5,866	5,538	—	—
Registration fees	6,138	6,138	6,138	6,138
Transfer agent’s fees and expenses	4,887	617	1,787	17
Fee waiver and/or expense reimbursement	(23,946)	(10,417)	(18,026)	(46,754)
Distribution fee waiver	(978)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(74,583)	$(39,894)
Net realized gain (loss) on investment and foreign currency transactions	(555,523)	435,532
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	245,393	3,689,760

Net increase (decrease) in net assets resulting from operations	(384,713)	4,085,398

Series share transactions (Net of share conversions)
Net proceeds from shares sold	4,825,099	2,787,608
Cost of shares reacquired	(1,550,567)	(1,852,092)

Net increase (decrease) in net assets from Series share transactions	3,274,532	935,516

Total increase (decrease)	2,889,819	5,020,914

Net Assets:
Beginning of period	19,588,655	14,567,741

End of period	$22,478,474	$19,588,655

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund was established as a Maryland business trust on September 28, 1994. The Fund currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM Jennison Emerging Markets Equity Opportunities Fund	17

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

18

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

PGIM Jennison Emerging Markets Equity Opportunities Fund	19

Notes to Financial Statements (unaudited) (continued)

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will

20

return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

PGIM Jennison Emerging Markets Equity Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

statements. Actual results could differ from those estimates.

2. Agreements

The Series has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. The Manager pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.05% of the Series’ average daily net assets up to $5 billion and 1.025% of the Series’ average daily net assets in excess of . The effective management fee rate before any waivers and/or expense reimbursements was 1.05% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares and 1.20% of average daily net assets for Class R6 shares. The contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extra ordinary expenses and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

22

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fee to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended April 30, 2020, PIMS received $6,730 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $30 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are

PGIM Jennison Emerging Markets Equity Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $10,395,851 and $6,862,834, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$980,284	$7,855,846	$7,697,622	$—	$—	$1,138,508	1,138,508	$7,178
PGIM Institutional Money Market Fund*
840,097	4,302,820	3,794,788	1,007	(188)	1,348,948	1,349,217	1,926**

$1,820,381	$12,158,666	$11,492,410	$1,007	$(188)	$2,487,456		$9,104

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

24

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$18,760,755

Gross Unrealized Appreciation	6,245,170
Gross Unrealized Depreciation	(568,522)

Net Unrealized Appreciation	$5,676,648

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $1,919,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat late year ordinary income losses of approximately $17,000 as having been incurred in the following fiscal year (October 31, 2020).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

PGIM Jennison Emerging Markets Equity Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 865 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	25,000,000
Class C	65,000,000
Class Z	300,000,000
Class T	225,000,000
Class R6	250,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	1,000,515	99.9%

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	54%	2	30%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	45,226	$552,431
Shares reacquired	(41,982)	(486,141)

Net increase (decrease) in shares outstanding before conversion	3,244	66,290
Shares issued upon conversion from other share class(es)	35	435

Net increase (decrease) in shares outstanding	3,279	$66,725

Year ended October 31, 2019:
Shares sold	68,342	$742,030
Shares reacquired	(49,407)	(551,008)

Net increase (decrease) in shares outstanding before conversion	18,935	191,022
Shares issued upon conversion from other share class(es)	54,791	650,850
Shares reacquired upon conversion into other share class(es)	(2,537)	(29,217)

Net increase (decrease) in shares outstanding	71,189	$812,655

26

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	5,789	$65,897
Shares reacquired	(5,370)	(62,988)

Net increase (decrease) in shares outstanding before conversion	419	2,909
Shares reacquired upon conversion into other share class(es)	(36)	(435)

Net increase (decrease) in shares outstanding	383	$2,474

Year ended October 31, 2019:
Shares sold	21,925	$221,071
Shares reacquired	(16,064)	(176,097)

Net increase (decrease) in shares outstanding before conversion	5,861	44,974
Shares reacquired upon conversion into other share class(es)	(58,037)	(663,567)

Net increase (decrease) in shares outstanding	(52,176)	$(618,593)

Class Z
Six months ended April 30, 2020:
Shares sold	341,627	$4,194,385
Shares reacquired	(84,258)	(1,001,438)

Net increase (decrease) in shares outstanding	257,369	$3,192,947

Year ended October 31, 2019:
Shares sold	161,778	$1,824,507
Shares reacquired	(99,711)	(1,124,987)

Net increase (decrease) in shares outstanding before conversion	62,067	699,520
Shares issued upon conversion from other share class(es)	3,723	41,934

Net increase (decrease) in shares outstanding	65,790	$741,454

Class R6
Six months ended April 30, 2020:
Shares sold	993	$12,386

Net increase (decrease) in shares outstanding	993	$12,386

Year ended October 31, 2019:

Net increase (decrease) in shares outstanding	—	$—

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Jennison Emerging Markets Equity Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

SCA

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

28

Geographic Concentration Risk: The Series’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Series invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are

PGIM Jennison Emerging Markets Equity Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.16		$9.58	$11.19	$9.34	$8.81	$10.09
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)		2.62	(1.57)	1.89	0.57	(1.24)
Total from investment operations	(0.19)		2.58	(1.61)	1.85	0.53	(1.28)
Net asset value, end of period	$11.97		$12.16	$9.58	$11.19	$9.34	$8.81
Total Return(b):	(1.56)%		26.93%	(14.39)%	19.81%	6.02%	(12.69)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,787		$3,806	$2,316	$2,204	$869	$311
Average net assets (000)	$3,932		$3,074	$2,956	$1,363	$528	$208
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.45%	(e)	1.45%	1.45%	1.45%	1.45%	1.54%
Expenses before waivers and/or expense reimbursement	2.72%	(e)	3.35%	3.27%	3.28%	3.87%	3.40%
Net investment income (loss)	(0.89)%	(e)	(0.37)%	(0.35)%	(0.35)%	(0.49)%	(0.48)%
Portfolio turnover rate(f)	35%		33%	23%	45%	44%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.71		$9.29	$10.93	$9.20	$8.74	$10.08
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.11)	(0.13)	(0.11)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		2.53	(1.51)	1.84	0.57	(1.21)
Total from investment operations	(0.23)		2.42	(1.64)	1.73	0.46	(1.34)
Net asset value, end of period	$11.48		$11.71	$9.29	$10.93	$9.20	$8.74
Total Return(b):	(1.96)%		26.05%	(15.00)%	18.80%	5.26%	(13.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,090		$1,107	$1,363	$1,516	$734	$662
Average net assets (000)	$1,114		$1,438	$1,775	$973	$672	$699
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.20%	(e)	2.20%	2.20%	2.20%	2.20%	2.29%
Expenses before waivers and/or expense reimbursement	4.08%	(e)	4.23%	4.20%	4.00%	4.62%	4.12%
Net investment income (loss)	(1.64)%	(e)	(1.05)%	(1.14)%	(1.17)%	(1.29)%	(1.36)%
Portfolio turnover rate(f)	35%		33%	23%	45%	44%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$9.67	$11.27	$9.39	$8.82	$10.09
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.01)	(0.01)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		2.65	(1.59)	1.90	0.60	(1.23)
Total from investment operations	(0.17)		2.64	(1.60)	1.88	0.57	(1.27)
Net asset value, end of period	$12.14		$12.31	$9.67	$11.27	$9.39	$8.82
Total Return(b):	(1.38)%		27.30%	(14.20)%	20.02%	6.46%	(12.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,447		$2,357	$1,215	$980	$183	$60
Average net assets (000)	$3,122		$1,866	$1,443	$490	$102	$17
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.20%	(e)	1.20%	1.20%	1.20%	1.20%	1.29%
Expenses before waivers and/or expense reimbursement	2.36%	(e)	3.17%	3.56%	2.94%	3.55%	3.48%
Net investment income (loss)	(0.57)%	(e)	(0.08)%	(0.13)%	(0.19)%	(0.31)%	(0.44)%
Portfolio turnover rate(f)	35%		33%	23%	45%	44%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$9.67	$11.27	$9.39	$8.83	$10.09
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.01)	(0.02)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		2.65	(1.58)	1.89	0.59	(1.21)
Total from investment operations	(0.17)		2.64	(1.60)	1.88	0.56	(1.25)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.01)
Net asset value, end of period	$12.14		$12.31	$9.67	$11.27	$9.39	$8.83
Total Return(b):	(1.38)%		27.30%	(14.20)%	20.02%	6.34%	(12.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,155		$12,319	$9,675	$11,271	$9,404	$8,840
Average net assets (000)	$12,339		$11,249	$11,852	$9,893	$8,722	$9,518
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.20%	(e)	1.20%	1.20%	1.20%	1.20%	1.29%
Expenses before waivers and/or expense reimbursement	1.96%	(e)	2.41%	2.32%	2.78%	3.13%	2.91%
Net investment income (loss)	(0.64)%	(e)	(0.11)%	(0.17)%	(0.13)%	(0.29)%	(0.40)%
Portfolio turnover rate(f)	35%		33%	23%	45%	44%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison Emerging Markets Equity Opportunities Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDEAX	PDECX	PDEZX	PDEQX
CUSIP	743969644	743969636	743969610	743969628

MF225E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 15, 2020

PGIM Jennison Global Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	11.27	3.88	11.14	12.39 (3/14/12)
Class C	10.84	8.00	11.52	12.29 (3/14/12)
Class Z	11.40	10.12	12.65	13.43 (3/14/12)
Class R2	11.19	9.70	N/A	25.09 (12/27/18)
Class R4	11.32	10.01	N/A	25.43 (12/27/18)
Class R6	11.42	10.19	12.76	13.58 (12/22/14)
MSCI ACWI ND Index
	–7.68	–4.96	4.37	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class A, C, Z (3/14/12)	Class R2, R4 (12/27/18)	Class R6 (12/22/14)
MSCI ACWI ND Index	7.03	7.57	5.10

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to each class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	0.25%	None	None
Shareholder services fees	None	None	None	0.10%	0.10%	None

Benchmark Definitions

MSCI ACWI ND Index—The Morgan Stanley Capital International All Country World Net Dividend Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Global Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	7.5%
Microsoft Corp.	Software	United States	5.3%
Netflix, Inc.	Entertainment	United States	4.9%
Adyen NV, 144A	IT Services	Netherlands	4.5%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	4.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	4.0%
Tesla, Inc.	Automobiles	United States	3.9%
Mastercard, Inc. (Class A Stock)	IT Services	United States	3.6%
Shopify, Inc. (Class A Stock)	IT Services	Canada	3.6%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	3.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Opportunities Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,112.70	1.08%	$5.67
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42
Class C	Actual	$1,000.00	$1,108.40	1.93%	$10.12
	Hypothetical	$1,000.00	$1,015.27	1.93%	$9.67
Class Z	Actual	$1,000.00	$1,114.00	0.92%	$4.84
	Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62
Class R2	Actual	$1,000.00	$1,111.90	1.14%	$5.99
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
Class R4	Actual	$1,000.00	$1,113.20	0.96%	$5.04
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
Class R6	Actual	$1,000.00	$1,114.20	0.84%	$4.42
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Argentina 1.9%
MercadoLibre, Inc.*	109,454	$63,867,504

Canada 3.6%
Shopify, Inc. (Class A Stock)*	197,410	124,820,369

China 14.2%
Alibaba Group Holding Ltd., ADR*	690,241	139,891,144
Li Ning Co. Ltd.	9,012,112	28,403,539
Meituan Dianping (Class B Stock)*	7,790,971	103,912,376
Tencent Holdings Ltd.	1,765,637	93,446,542
Wuxi Biologics Cayman, Inc., 144A*	8,010,244	124,210,472

		489,864,073

France 11.3%
Hermes International	62,407	45,728,423
Kering SA	152,664	77,817,977
L’Oreal SA*	225,261	65,799,554
LVMH Moet Hennessy Louis Vuitton SE	286,967	111,863,960
Pernod Ricard SA	280,080	42,661,473
Remy Cointreau SA(a)	388,694	43,359,725

		387,231,112

Italy 3.0%
Ferrari NV	660,414	103,936,810

Netherlands 6.0%
Adyen NV, 144A*	157,620	154,769,246
ASML Holding NV	173,935	50,921,161

		205,690,407

Switzerland 5.4%
Alcon, Inc.*	839,155	44,164,743
Givaudan SA	23,816	79,927,150
Roche Holding AG	173,167	60,302,662

		184,394,555

United Kingdom 2.0%
Experian PLC	2,362,040	70,401,273

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

United States 51.4%
Adobe, Inc.*	182,456	$64,523,740
Amazon.com, Inc.*	104,270	257,963,980
Apple, Inc.	465,528	136,772,126
Atlassian Corp. PLC (Class A Stock)*	270,739	42,097,207
Coupa Software, Inc.*(a)	98,249	17,300,666
Crowdstrike Holdings, Inc. (Class A Stock)*	964,486	65,257,123
DexCom, Inc.*	222,741	74,662,783
Dynatrace, Inc.*	2,117,414	63,204,808
Edwards Lifesciences Corp.*(a)	243,904	53,049,120
Facebook, Inc. (Class A Stock)*	359,022	73,495,394
Lululemon Athletica, Inc.*(a)	370,746	82,854,316
Mastercard, Inc. (Class A Stock)	454,742	125,040,408
Microsoft Corp.	1,012,596	181,467,329
Netflix, Inc.*	399,392	167,684,731
NVIDIA Corp.	230,087	67,249,828
RingCentral, Inc. (Class A Stock)*	448,282	102,445,886
salesforce.com, Inc.*	236,318	38,271,700
Tesla, Inc.*(a)	171,092	133,773,413
Trade Desk, Inc. (The) (Class A Stock)*(a)	66,859	19,561,606

		1,766,676,164

TOTAL LONG-TERM INVESTMENTS (cost $2,621,073,227)		3,396,882,267

SHORT-TERM INVESTMENTS 7.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	36,135,151	36,135,151
PGIM Institutional Money Market Fund (cost $217,667,337; includes $217,503,963 of cash collateral for securities on loan)(b)(w)	217,922,859	217,879,274

TOTAL SHORT-TERM INVESTMENTS (cost $253,802,488)		254,014,425

TOTAL INVESTMENTS 106.2% (cost $2,874,875,715)		3,650,896,692
Liabilities in excess of other assets (6.2)%		(213,986,154)

NET ASSETS 100.0%		$3,436,910,538

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

See Notes to Financial Statements.

10

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $210,310,739; cash collateral of $217,503,963 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$63,867,504	$—	$—
Canada	124,820,369	—	—
China	139,891,144	349,972,929	—
France	—	387,231,112	—
Italy	—	103,936,810	—
Netherlands	—	205,690,407	—
Switzerland	—	184,394,555	—
United Kingdom	—	70,401,273	—
United States	1,766,676,164	—	—
Affiliated Mutual Funds	254,014,425	—	—

Total	$2,349,269,606	$1,301,627,086	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Software	17.3%
Internet & Direct Marketing Retail	16.5
IT Services	11.7
Textiles, Apparel & Luxury Goods	10.1
Affiliated Mutual Funds (6.3% represents investments purchased with collateral from securities on loan)	7.4%
Automobiles	6.9
Health Care Equipment & Supplies	5.0

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Industry Classification (continued):

Entertainment	4.9%
Interactive Media & Services	4.8
Technology Hardware, Storage & Peripherals	4.0
Life Sciences Tools & Services	3.6
Semiconductors & Semiconductor Equipment	3.5
Beverages	2.5
Chemicals	2.3
Professional Services	2.0
Personal Products	1.9%
Pharmaceuticals	1.8

106.2
Liabilities in excess of other assets	(6.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$210,310,739	$(210,310,739)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $210,310,739:
Unaffiliated investments (cost $2,621,073,227)	$3,396,882,267
Affiliated investments (cost $253,802,488)	254,014,425
Foreign currency, at value (cost $1,044,289)	1,055,101
Receivable for Series shares sold	26,713,458
Dividends and interest receivable	1,115,856
Tax reclaim receivable	787,903
Prepaid expenses	5,833

Total Assets	3,680,574,843

Liabilities
Payable to broker for collateral for securities on loan	217,503,963
Payable for Series shares reacquired	19,311,467
Payable for investments purchased	3,891,374
Management fee payable	2,009,929
Accrued expenses and other liabilities	669,056
Distribution fee payable	238,368
Affiliated transfer agent fee payable	40,148

Total Liabilities	243,664,305

Net Assets	$3,436,910,538

Net assets were comprised of:
Common stock, at par	$1,241,630
Paid-in capital in excess of par	2,802,821,578
Total distributable earnings (loss)	632,847,330

Net assets, April 30, 2020	$3,436,910,538

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($ 291,047,091 ÷ 10,640,733 shares of common stock issued and outstanding)	$27.35
Maximum sales charge (5.50% of offering price)	1.59

Maximum offering price to public	$28.94

Class C
Net asset value, offering price and redemption price per share, ($ 243,783,151 ÷ 9,498,454 shares of common stock issued and outstanding)	$25.67

Class Z
Net asset value, offering price and redemption price per share, ($ 2,026,420,214 ÷ 72,746,648 shares of common stock issued and outstanding)	$27.86

Class R2
Net asset value, offering price and redemption price per share, ($ 252,971 ÷ 9,094 shares of common stock issued and outstanding)	$27.82

Class R4
Net asset value, offering price and redemption price per share, ($ 384,762 ÷ 13,779 shares of common stock issued and outstanding)	$27.92

Class R6
Net asset value, offering price and redemption price per share, ($ 875,022,349 ÷ 31,254,324 shares of common stock issued and outstanding)	$28.00

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $815,848 foreign withholding tax)	$6,793,900
Affiliated dividend income	384,015
Income from securities lending, net (including affiliated income of $364,407)	374,325

Total income	7,552,240

Expenses
Management fee	11,718,517
Distribution fee(a)	1,536,282
Shareholder servicing fees(a)	184
Transfer agent’s fees and expenses (including affiliated expense of $101,863)(a)	952,862
Custodian and accounting fees	175,834
Registration fees(a)	106,075
SEC registration fees	59,432
Shareholders’ reports	59,166
Directors’ fees	18,860
Legal fees and expenses	14,526
Audit fee	13,768
Miscellaneous	26,366

Total expenses	14,681,872
Less: Fee waiver and/or expense reimbursement(a)	(217,521)
Distribution fee waiver(a)	(65,605)

Net expenses	14,398,746

Net investment income (loss)	(6,846,506)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(184,960))	(59,001,167)
Foreign currency transactions	26,845

(58,974,322)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $166,231)	387,830,996
Foreign currencies	14,840

387,845,836

Net gain (loss) on investment and foreign currency transactions	328,871,514

Net Increase (Decrease) In Net Assets Resulting From Operations	$322,025,008

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	393,629	1,142,529	—	124	—	—
Shareholder servicing fees	—	—	—	—	184	—
Transfer agent’s fees and expenses	127,051	106,076	716,943	23	160	2,609
Registration fees	13,745	12,493	34,511	8,055	8,055	29,216
Fee waiver and/or expense reimbursement	(146,180)	(5,732)	(34,203)	(8,051)	(8,172)	(15,183)
Distribution fee waiver	(65,605)	—	—	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,846,506)	$(8,341,596)
Net realized gain (loss) on investment and foreign currency transactions	(58,974,322)	(15,157,102)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	387,845,836	265,888,200

Net increase (decrease) in net assets resulting from operations	322,025,008	242,389,502

Series share transactions (Net of share conversions)
Net proceeds from shares sold	1,033,750,579	1,382,201,174
Cost of shares reacquired	(474,637,367)	(582,671,951)

Net increase (decrease) in net assets from Series share transactions	559,113,212	799,529,223

Total increase (decrease)	881,138,220	1,041,918,725

Net Assets:
Beginning of period	2,555,772,318	1,513,853,593

End of period	$3,436,910,538	$2,555,772,318

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

18

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Jennison Global Opportunities Fund	19

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

20

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

PGIM Jennison Global Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

22

statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. The Manager pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.825% of the Series’on average daily net assets up to $1 billion and 0.800% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.809% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, shareholder servicing fee, and transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.84% of the Series’ average daily net assets and to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net Series annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares. Additionally, the Manager has contractually agreed, through February 28, 2021, to limit annual operating expenses after fee waivers and/or expense reimbursements to 1.08% of average daily net assets for Class A shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.25% of the average daily net assets of the Class A, Class C and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

The Series has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2020, PIMS received $967,578 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $3,262 and $18,471 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

24

3. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $1,638,329,806 and $1,106,032,873, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$39,563,382	$787,764,844	$791,193,075	$—	$—	$36,135,151	36,135,151	$384,015

PGIM Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$216,507,339	$746,310,342	$744,919,678	$166,231	$(184,960)	$217,879,274	217,922,859	$364,407	**

$256,070,721	$1,534,075,186	$1,536,112,753	$166,231	$(184,960)	$254,014,425		$748,422

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$2,887,667,101

Gross Unrealized Appreciation	808,755,633
Gross Unrealized Depreciation	(45,526,042)

Net Unrealized Appreciation	$763,229,591

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $55,063,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat certain late-year ordinary income losses of approximately $7,514,000 as having been incurred in the following fiscal year (October 31, 2020).

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase

26

$1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 950 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	50,000,000
Class C	70,000,000
Class Z	300,000,000
Class T	125,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	255,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R2	486	5%
Class R4	486	4%

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	76%

PGIM Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	2,425,870	$63,704,233
Shares reacquired	(1,419,727)	(36,358,957)

Net increase (decrease) in shares outstanding before conversion	1,006,143	27,345,276
Shares issued upon conversion from other share class(es)	208,836	5,479,979
Shares reacquired upon conversion into other share class(es)	(181,301)	(4,744,921)

Net increase (decrease) in shares outstanding	1,033,678	$28,080,334

Year ended October 31, 2019:
Shares sold	3,574,488	$84,046,392
Shares reacquired	(1,608,919)	(37,497,401)

Net increase (decrease) in shares outstanding before conversion	1,965,569	46,548,991
Shares issued upon conversion from other share class(es)	474,149	11,517,082
Shares reacquired upon conversion into other share class(es)	(505,773)	(12,200,682)

Net increase (decrease) in shares outstanding	1,933,945	$45,865,391

Class C
Six months ended April 30, 2020:
Shares sold	1,565,247	$38,678,729
Shares reacquired	(884,699)	(21,065,107)

Net increase (decrease) in shares outstanding before conversion	680,548	17,613,622
Shares reacquired upon conversion into other share class(es)	(305,165)	(7,524,807)

Net increase (decrease) in shares outstanding	375,383	$10,088,815

Year ended October 31, 2019:
Shares sold	2,968,766	$65,835,812
Shares reacquired	(1,453,589)	(31,834,459)

Net increase (decrease) in shares outstanding before conversion	1,515,177	34,001,353
Shares reacquired upon conversion into other share class(es)	(651,781)	(14,977,319)

Net increase (decrease) in shares outstanding	863,396	$19,024,034

Class Z
Six months ended April 30, 2020:
Shares sold	26,863,493	$697,938,393
Shares reacquired	(12,988,347)	(334,619,020)

Net increase (decrease) in shares outstanding before conversion	13,875,146	363,319,373
Shares issued upon conversion from other share class(es)	389,160	10,367,617
Shares reacquired upon conversion into other share class(es)	(156,694)	(4,167,246)

Net increase (decrease) in shares outstanding	14,107,612	$369,519,744

Year ended October 31, 2019:
Shares sold	34,742,508	$829,611,273
Shares reacquired	(19,222,576)	(449,656,211)

Net increase (decrease) in shares outstanding before conversion	15,519,932	379,955,062
Shares issued upon conversion from other share class(es)	823,877	20,194,422
Shares reacquired upon conversion into other share class(es)	(211,940)	(5,148,266)

Net increase (decrease) in shares outstanding	16,131,869	$395,001,218

28

Class R2	Shares	Amount
Six months ended April 30, 2020:
Shares sold	8,617	$261,387
Shares reacquired	(9)	(198)

Net increase (decrease) in shares outstanding	8,608	$261,189

Period ended October 31, 2019*:
Shares sold	1,288	$30,000

Net increase (decrease) in shares outstanding before conversion	1,288	30,000
Shares reacquired upon conversion into other share class(es)	(802)	(19,896)

Net increase (decrease) in shares outstanding	486	$10,104

Class R4
Six months ended April 30, 2020:
Shares sold	603	$15,408
Shares reacquired	(1,260)	(35,286)

Net increase (decrease) in shares outstanding	(657)	$(19,878)

Period ended October 31, 2019*:
Shares sold	15,428	$381,279
Shares reacquired	— **	(4)

Net increase (decrease) in shares outstanding before conversion	15,428	381,275
Shares reacquired upon conversion into other share class(es)	(992)	(24,682)

Net increase (decrease) in shares outstanding	14,436	$356,593

Class R6
Six months ended April 30, 2020:
Shares sold	8,782,210	$233,152,429
Shares reacquired	(3,077,699)	(82,558,799)

Net increase (decrease) in shares outstanding before conversion	5,704,511	150,593,630
Shares issued upon conversion from other share class(es)	22,487	594,330
Shares reacquired upon conversion into other share class(es)	(162)	(4,952)

Net increase (decrease) in shares outstanding	5,726,836	$151,183,008

Year ended October 31, 2019:
Shares sold	16,578,431	$402,296,418
Shares reacquired	(2,630,526)	(63,683,876)

Net increase (decrease) in shares outstanding before conversion	13,947,905	338,612,542
Shares issued upon conversion from other share class(es)	26,917	659,341

Net increase (decrease) in shares outstanding	13,974,822	$339,271,883

*	Commencement of offering was December 27, 2018.
**	Less than 1 share.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

PGIM Jennison Global Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

30

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,

PGIM Jennison Global Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.58		$21.47	$20.72	$15.14	$15.63	$14.08
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.13)	(0.09)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.84		3.22	0.88	5.67	(0.44)	1.64
Total from investment operations	2.77		3.11	0.75	5.58	(0.49)	1.55
Net asset value, end of period	$27.35		$24.58	$21.47	$20.72	$15.14	$15.63
Total Return(b):	11.27%		14.49%	3.62%	36.86%	(3.13)%	11.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$291,047		$236,118	$164,764	$90,247	$89,579	$74,049
Average net assets (000)	$263,861		$205,653	$142,313	$70,810	$100,220	$36,635
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.08%	1.14%	1.19%	1.20%	1.38%
Expenses before waivers and/or expense reimbursement	1.24%	(e)	1.28%	1.30%	1.33%	1.36%	1.56%
Net investment income (loss)	(0.56)%	(e)	(0.45)%	(0.55)%	(0.55)%	(0.31)%	(0.63)%
Portfolio turnover rate(f)	38%		52%	62%	79%	88%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	33

Financial Highlights (unaudited)(continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.16		$20.41	$19.85	$14.61	$15.20	$13.79
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.29)	(0.30)	(0.22)	(0.15)	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		3.04	0.86	5.46	(0.44)	1.61
Total from investment operations	2.51		2.75	0.56	5.24	(0.59)	1.41
Net asset value, end of period	$25.67		$23.16	$20.41	$19.85	$14.61	$15.20
Total Return(b):	10.84%		13.47%	2.82%	35.87%	(3.88)%	10.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$243,783		$211,290	$168,587	$79,531	$52,246	$28,982
Average net assets (000)	$229,761		$198,518	$136,788	$55,922	$50,113	$11,330
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.93%	(e)	1.94%	1.94%	1.94%	1.95%	2.12%
Expenses before waivers and/or expense reimbursement	1.94%	(e)	1.97%	1.99%	2.03%	2.06%	2.27%
Net investment income (loss)	(1.42)%	(e)	(1.31)%	(1.35)%	(1.28)%	(1.07)%	(1.37)%
Portfolio turnover rate(f)	38%		52%	62%	79%	88%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.01		$21.82	$21.00	$15.31	$15.77	$14.17
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.07)	(0.08)	(0.05)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.90		3.26	0.90	5.74	(0.45)	1.66
Total from investment operations	2.85		3.19	0.82	5.69	(0.46)	1.60
Net asset value, end of period	$27.86		$25.01	$21.82	$21.00	$15.31	$15.77
Total Return(b):	11.40%		14.62%	3.90%	37.17%	(2.92)%	11.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,026,420		$1,466,571	$927,492	$334,783	$114,228	$102,800
Average net assets (000)	$1,676,296		$1,228,375	$693,749	$193,977	$131,042	$48,494
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.92%	(e)	0.94%	0.93%	0.94%	0.95%	1.15%
Expenses before waivers and/or expense reimbursement	0.92%	(e)	0.96%	0.97%	1.02%	1.06%	1.28%
Net investment income (loss)	(0.40)%	(e)	(0.31)%	(0.35)%	(0.28)%	(0.07)%	(0.41)%
Portfolio turnover rate(f)	38%		52%	62%	79%	88%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	35

Financial Highlights (unaudited)(continued)

Class R2 Shares
	Six Months Ended April 30, 2020		December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.02		$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.86		4.55
Total from investment operations	2.80		4.43
Net asset value, end of period	$27.82		$25.02
Total Return(c):	11.19%		21.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$253		$12
Average net assets (000)	$100		$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14%	(e)	1.34%	(e)
Expenses before waivers and/or expense reimbursement	17.33%	(e)	216.05%	(e)
Net investment income (loss)	(0.44)%	(e)	(0.58)%	(e)
Portfolio turnover rate(f)	38%		52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R4 Shares
	Six Months Ended April 30, 2020		December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.08		$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.90		4.59
Total from investment operations	2.84		4.49
Net asset value, end of period	$27.92		$25.08
Total Return(c):	11.32%		21.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$385		$362
Average net assets (000)	$371		$122
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.96%	(e)	0.97%	(e)
Expenses before waivers and/or expense reimbursement	5.39%	(e)	23.67%	(e)
Net investment income (loss)	(0.44)%	(e)	(0.46)%	(e)
Portfolio turnover rate(f)	38%		52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	37

Financial Highlights (unaudited)(continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 22, 2014(a) through October 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.13		$21.90	$21.06	$15.33	$15.78	$14.15
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06)	(0.06)	(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.91		3.29	0.90	5.77	(0.46)	1.66
Total from investment operations	2.87		3.23	0.84	5.73	(0.45)	1.63
Net asset value, end of period	$28.00		$25.13	$21.90	$21.06	$15.33	$15.78
Total Return(c):	11.42%		14.75%	3.99%	37.38%	(2.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$875,022		$641,419	$253,010	$29,023	$8,647	$11
Average net assets (000)	$744,087		$448,178	$133,984	$14,700	$7,736	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.84%	(f)	0.84%	0.84%	0.84%	0.84%	1.09%	(f)
Expenses before waivers and/or
expense reimbursement	0.84%	(f)	0.87%	0.90%	0.92%	0.95%	1.18%	(f)
Net investment income (loss)	(0.32)%	(f)	(0.23)%	(0.26)%	(0.23)%	0.05%	(0.27)%	(f)
Portfolio turnover rate(g)	38%		52%	62%	79%	88%	58%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison Global Opportunities Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R2	R4	R6
NASDAQ	PRJAX	PRJCX	PRJZX	PRJBX	PRJDX	PRJQX
CUSIP	743969719	743969693	743969685	743969438	743969420	743969594

MF214E2

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 15, 2020

PGIM Jennison International Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	3.89	2.16	6.68	9.13 (6/5/12)
Class C	3.52	6.19	7.05	9.08 (6/5/12)
Class R	3.69	7.67	N/A	5.77 (11/20/17)
Class Z	4.00	8.27	8.14	10.17 (6/5/12)
Class R2	3.86	7.91	N/A	25.35 (12/27/18)
Class R4	3.95	8.17	N/A	25.67 (12/27/18)
Class R6	4.04	8.32	N/A	10.80 (12/23/15)
MSCI ACWI ex-US Index
	–13.22	–11.51	–0.17	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class A, C, Z (6/5/12)	Class R (11/20/17)	Class R2, R4 (12/27/18)	Class R6 (12/23/15)
MSCI ACWI ex-US Index	4.70	–5.20	0.14	3.12

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to each class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	0.10%	0.10%	None

Benchmark Definitions

MSCI All Country World Index ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets.

PGIM Jennison International Opportunities Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	5.3%
Adyen NV, 144A	IT Services	Netherlands	5.2%
Shopify, Inc. (Class A Stock)	IT Services	Canada	5.0%
Sartorius AG (PRFC)	Health Care Equipment & Supplies	Germany	4.3%
Wuxi Biologics Cayman, Inc., 144A	Life Sciences Tools & Services	China	3.9%
Tencent Holdings Ltd.	Interactive Media & Services	China	3.8%
Ferrari NV	Automobiles	Italy	3.7%
L’Oreal SA	Personal Products	France	3.7%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	3.6%
Givaudan SA	Chemicals	Switzerland	3.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison International Opportunities Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,038.90	1.09%	$5.53
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47
Class C	Actual	$1,000.00	$1,035.20	1.90%	$9.61
	Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52
Class R	Actual	$1,000.00	$1,036.90	1.47%	$7.44
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
Class Z	Actual	$1,000.00	$1,040.00	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R2	Actual	$1,000.00	$1,038.60	1.19%	$6.03
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97
Class R4	Actual	$1,000.00	$1,039.50	0.97%	$4.92
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87
Class R6	Actual	$1,000.00	$1,040.40	0.84%	$4.26
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS 92.8%

Argentina 2.8%
MercadoLibre, Inc.*	49,849	$29,087,390

Australia 1.7%
Cochlear Ltd.	148,018	17,690,911

Canada 5.0%
Shopify, Inc. (Class A Stock)*	81,396	51,465,877

China 20.0%
Alibaba Group Holding Ltd., ADR*	265,796	53,868,875
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)*	1,682,842	22,000,873
Kweichow Moutai Co. Ltd. (Class A Stock)	109,721	19,490,854
Meituan Dianping (Class B Stock)*	2,268,588	30,257,380
Tencent Holdings Ltd.	725,932	38,420,035
Wuxi Biologics Cayman, Inc., 144A*	2,561,233	39,715,639

		203,753,656

Denmark 1.7%
Novo Nordisk A/S (Class B Stock)	267,239	17,026,527

France 15.5%
Dassault Systemes SE	185,317	27,159,730
Kering SA	43,039	21,938,426
L’Oreal SA*	129,168	37,730,440
LVMH Moet Hennessy Louis Vuitton SE	94,620	36,884,269
Pernod Ricard SA	166,917	25,424,611
Remy Cointreau SA(a)	80,645	8,996,139

		158,133,615

Hong Kong 2.3%
AIA Group Ltd.	2,553,576	23,616,251

Israel 1.9%
Nice Ltd., ADR*(a)	116,166	19,086,074

Italy 6.0%
Brunello Cucinelli SpA	715,825	23,144,501
Ferrari NV	241,016	37,931,410

		61,075,911

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan 4.4%
Freee KK*(a)	323,693	$11,403,638
GMO Payment Gateway, Inc.	196,531	17,558,669
Menicon Co. Ltd.	375,521	16,345,321

		45,307,628

Netherlands 6.8%
Adyen NV, 144A*	54,222	53,241,328
ASML Holding NV	53,658	15,708,901

		68,950,229

Switzerland 9.2%
Alcon, Inc.*	468,517	24,658,058
Givaudan SA	10,125	33,979,778
Novartis AG	138,126	11,758,091
Roche Holding AG	66,720	23,234,182

		93,630,109

Taiwan 4.2%
Sea Ltd., ADR*(a)	496,220	27,579,908
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	282,049	14,985,263

		42,565,171

United Kingdom 5.4%
AstraZeneca PLC	245,145	25,584,419
Experian PLC	978,107	29,152,757

		54,737,176

United States 5.9%
Atlassian Corp. PLC (Class A Stock)*	199,446	31,011,858
Lululemon Athletica, Inc.*(a)	131,241	29,329,739

		60,341,597

TOTAL COMMON STOCKS (cost $799,319,065)		946,468,122

See Notes to Financial Statements.

10

Description	Shares	Value
PREFERRED STOCK 4.3%

Germany
Sartorius AG (PRFC) (cost $23,909,555)	158,396	$44,587,867

TOTAL LONG-TERM INVESTMENTS (cost $823,228,620)		991,055,989

SHORT-TERM INVESTMENTS 8.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	43,136,246	43,136,246
PGIM Institutional Money Market Fund (cost $46,236,923; includes $46,192,172 of cash collateral for securities on loan)(b)(w)	46,327,131	46,317,866

TOTAL SHORT-TERM INVESTMENTS (cost $89,373,169)		89,454,112

TOTAL INVESTMENTS 105.9% (cost $912,601,789)		1,080,510,101
Liabilities in excess of other assets (5.9)%		(60,511,817)

NET ASSETS 100.0%		$1,019,998,284

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,476,265; cash collateral of $46,192,172 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$29,087,390	$—	$—
Australia	—	17,690,911	—
Canada	51,465,877	—	—
China	53,868,875	149,884,781	—
Denmark	—	17,026,527	—
France	—	158,133,615	—
Hong Kong	—	23,616,251	—
Israel	19,086,074	—	—
Italy	—	61,075,911	—
Japan	—	45,307,628	—
Netherlands	—	68,950,229	—
Switzerland	—	93,630,109	—
Taiwan	42,565,171	—	—
United Kingdom	—	54,737,176	—
United States	60,341,597	—	—
Preferred Stock
Germany	—	44,587,867	—
Affiliated Mutual Funds	89,454,112	—	—

Total	$345,869,096	$734,641,005	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

IT Services	11.9%
Internet & Direct Marketing Retail	11.1
Textiles, Apparel & Luxury Goods	10.9
Health Care Equipment & Supplies	10.0
Pharmaceuticals	9.8
Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	8.8
Software	8.7
Beverages	5.3
Life Sciences Tools & Services	3.9
Interactive Media & Services	3.8
Automobiles	3.7
Personal Products	3.7%
Chemicals	3.3
Semiconductors & Semiconductor Equipment	3.1
Professional Services	2.9
Entertainment	2.7
Insurance	2.3

105.9
Liabilities in excess of other assets	(5.9)

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$44,476,265	$(44,476,265)	$—

(1)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $44,476,265:
Unaffiliated investments (cost $823,228,620)	$991,055,989
Affiliated investments (cost $89,373,169)	89,454,112
Foreign currency, at value (cost $337,522)	337,522
Receivable for Series shares sold	20,166,983
Tax reclaim receivable	1,371,456
Dividends and interest receivable	382,107
Receivable for investments sold	11,005
Prepaid expenses	1,251

Total Assets	1,102,780,425

Liabilities
Payable to broker for collateral for securities on loan	46,192,172
Payable for investments purchased	20,730,454
Payable for Series shares reacquired	15,018,301
Management fee payable	541,600
Accrued expenses and other liabilities	129,431
Distribution fee payable	110,973
Affiliated transfer agent fee payable	59,192
Affiliated shareholder servicing fees payable	18

Total Liabilities	82,782,141

Net Assets	$1,019,998,284

Net assets were comprised of:
Common stock, at par	$498,758
Paid-in capital in excess of par	908,664,723
Total distributable earnings (loss)	110,834,803

Net assets, April 30, 2020	$1,019,998,284

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($38,726,692 ÷ 1,910,272 shares of common stock issued and outstanding)	$20.27
Maximum sales charge (5.50% of offering price)	1.18

Maximum offering price to public	$21.45

Class C
Net asset value, offering price and redemption price per share, ($8,569,227 ÷ 449,063 shares of common stock issued and outstanding)	$19.08

Class R
Net asset value, offering price and redemption price per share, ($249,771,748 ÷ 12,362,944 shares of common stock issued and outstanding)	$20.20

Class Z
Net asset value, offering price and redemption price per share, ($504,587,451 ÷ 24,542,429 shares of common stock issued and outstanding)	$20.56

Class R2
Net asset value, offering price and redemption price per share, ($247,834 ÷ 12,117 shares of common stock issued and outstanding)	$20.45

Class R4
Net asset value, offering price and redemption price per share, ($837,717 ÷ 40,813 shares of common stock issued and outstanding)	$20.53

Class R6
Net asset value, offering price and redemption price per share, ($217,257,615 ÷ 10,558,129 shares of common stock issued and outstanding)	$20.58

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $440,324 foreign withholding tax)	$2,745,838
Affiliated dividend income	155,404
Income from securities lending, net (including affiliated income of $75,640)	101,063

Total income	3,002,305

Expenses
Management fee	3,163,247
Distribution fee(a)	1,103,609
Shareholder servicing fees (including affiliated expense of $112)(a)	493
Transfer agent’s fees and expenses (including affiliated expense of $188,059)(a)	298,616
Custodian and accounting fees	143,901
Registration fees(a)	72,714
Shareholders’ reports	32,658
SEC registration fees	22,610
Audit fee	13,557
Directors’ fees	12,538
Legal fees and expenses	9,655
Miscellaneous	16,570

Total expenses	4,890,168
Less: Fee waiver and/or expense reimbursement(a)	(296,372)
Distribution fee waiver(a)	(347,492)

Net expenses	4,246,304

Net investment income (loss)	(1,243,999)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(25,414))	(20,847,613)
Foreign currency transactions	(91,688)

(20,939,301)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $79,812)	48,416,494
Foreign currencies	23,296

48,439,790

Net gain (loss) on investment and foreign currency transactions	27,500,489

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,256,490

See Notes to Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	49,105	36,276	1,017,925	—	303	—	—
Shareholder servicing fees	—	—	—	—	65	428	—
Transfer agent’s fees and expenses	18,613	3,113	180,340	95,665	78	446	361
Registration fees	7,360	6,942	7,631	17,683	8,618	8,618	15,862
Fee waiver and/or expense reimbursement	(34,272)	(9,701)	(82,788)	(97,856)	(8,707)	(9,169)	(53,879)
Distribution fee waiver	(8,184)	—	(339,308)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,243,999)	$(727,376)
Net realized gain (loss) on investment and foreign currency transactions	(20,939,301)	(18,527,930)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	48,439,790	124,133,290

Net increase (decrease) in net assets resulting from operations	26,256,490	104,877,984

Dividends and Distributions
Distributions from distributable earnings
Class Z	—	(60,708)
Class R6	—	(50,751)

	—	(111,459)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	509,879,958	276,400,116
Net asset value of shares issued in reinvestment of dividends and distributions	—	111,341
Cost of shares reacquired	(140,212,061)	(181,047,151)

Net increase (decrease) in net assets from Series share transactions	369,667,897	95,464,306

Total increase (decrease)	395,924,387	200,230,831

Net Assets:
Beginning of period	624,073,897	423,843,066

End of period	$1,019,998,284	$624,073,897

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Series”).

The investment objective of the Series is to seek long-term growth of capital.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM Jennison International Opportunities Fund	19

Notes to Financial Statements (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

20

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

PGIM Jennison International Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the

22

securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral.

The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison International Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. The Manager pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.825% of the Series’ average daily net assets up to and including $1 billion and 0.800% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.825% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to reimburse and/or waive fees so that the Series’ net annual operating expenses of each share class does not exceed 0.84% of the Series’ average daily net assets (exclusive of distribution and service (12b-1) fees, shareholder servicing fee, and transfer agency expenses (including sub-transfer agency and networking fees)) and to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the net annual operating expenses to exceed 1.34% of average daily net assets for Class R2 shares or 1.09% of average daily net assets for Class R4 shares. Additionally, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.09% of average daily net assets for Class A shares. Separately, the Manager has contractually agreed to waive and/or reimburse up to 0.06% of certain other expenses on an annualized basis,

24

through February 28, 2021, to the extent that the total net annual operating expenses exceed 1.90% of average daily net assets for Class C shares, 1.48% of average daily net assets for Class R shares, 0.90% of average daily net assets for Class Z shares and 0.84% of average daily net assets for Class R6 shares. The contractual waivers and expense limitation above exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Series has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2020, PIMS received $177,429 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $525 and $221 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From

PGIM Jennison International Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $569,020,677 and $219,791,611, respectively.

26

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$11,654,389	$274,118,322	$242,636,465	$—	$—	$43,136,246	43,136,246	$155,404

PGIM Institutional Money Market Fund*
12,383,731	99,555,424	65,675,687	79,812	(25,414)	46,317,866	46,327,131	75,640	**

$24,038,120	$373,673,746	$308,312,152	$79,812	$(25,414)	$89,454,112		$231,044

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$920,638,698

Gross Unrealized Appreciation	185,752,643
Gross Unrealized Depreciation	(25,881,240)

Net Unrealized Appreciation	$159,871,403

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $26,263,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although

PGIM Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 900 million shares authorized for the Series, divided into eight classes as follows:

Class A	50,000,000
Class C	50,000,000
Class R	150,000,000
Class Z	175,000,000
Class T	125,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	200,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	12,360,773	99.9%
Class Z	249	— %*
Class R2	662	5%
Class R4	11,778	29%

*	Amount represents less than 1% of outstanding shares.

28

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	25%	5	61%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	746,318	$15,092,904
Shares reacquired	(235,930)	(4,638,877)

Net increase (decrease) in shares outstanding before conversion	510,388	10,454,027
Shares issued upon conversion from other share class(es)	39,566	785,296
Shares reacquired upon conversion into other share class(es)	(11,865)	(246,007)

Net increase (decrease) in shares outstanding	538,089	$10,993,316

Year ended October 31, 2019:
Shares sold	886,104	$15,632,195
Shares reacquired	(462,602)	(8,013,084)

Net increase (decrease) in shares outstanding before conversion	423,502	7,619,111
Shares issued upon conversion from other share class(es)	70,212	1,217,757
Shares reacquired upon conversion into other share class(es)	(37,544)	(681,733)

Net increase (decrease) in shares outstanding	456,170	$8,155,135

Class C
Six months ended April 30, 2020:
Shares sold	210,592	$4,096,574
Shares reacquired	(44,038)	(767,893)

Net increase (decrease) in shares outstanding before conversion	166,554	3,328,681
Shares reacquired upon conversion into other share class(es)	(4,959)	(95,203)

Net increase (decrease) in shares outstanding	161,595	$3,233,478

Year ended October 31, 2019:
Shares sold	161,032	$2,618,485
Shares reacquired	(104,446)	(1,712,809)

Net increase (decrease) in shares outstanding before conversion	56,586	905,676
Shares reacquired upon conversion into other share class(es)	(21,102)	(374,296)

Net increase (decrease) in shares outstanding	35,484	$531,380

Class R
Six months ended April 30, 2020:
Shares sold	276,554	$5,153,068
Shares reacquired	(2,299,974)	(44,157,427)

Net increase (decrease) in shares outstanding	(2,023,420)	$(39,004,359)

Year ended October 31, 2019:
Shares sold	1,569,074	$25,316,140
Shares reacquired	(3,973,963)	(71,057,632)

Net increase (decrease) in shares outstanding	(2,404,889)	$(45,741,492)

PGIM Jennison International Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	17,710,768	$357,273,851
Shares reacquired	(3,690,338)	(73,115,990)

Net increase (decrease) in shares outstanding before conversion	14,020,430	284,157,861
Shares issued upon conversion from other share class(es)	12,584	262,641
Shares reacquired upon conversion into other share class(es)	(42,167)	(848,563)

Net increase (decrease) in shares outstanding	13,990,847	$283,571,939

Year ended October 31, 2019:
Shares sold	7,751,651	$141,168,748
Shares issued in reinvestment of dividends and distributions	3,966	60,590
Shares reacquired	(3,691,880)	(64,859,207)

Net increase (decrease) in shares outstanding before conversion	4,063,737	76,370,131
Shares issued upon conversion from other share class(es)	40,055	738,030
Shares reacquired upon conversion into other share class(es)	(54,165)	(928,258)

Net increase (decrease) in shares outstanding	4,049,627	$76,179,903

Class R2
Six months ended April 30, 2020:
Shares sold	282	$5,706
Shares reacquired	—	(1)

Net increase (decrease) in shares outstanding	282	$5,705

Period ended October 31, 2019*:
Shares sold	11,835	$224,514
Shares reacquired	—	(1)

Net increase (decrease) in shares outstanding	11,835	$224,513

Class R4
Six months ended April 30, 2020:
Shares sold	2,699	$54,375
Shares reacquired	(4,730)	(92,824)

Net increase (decrease) in shares outstanding	(2,031)	$(38,449)

Period ended October 31, 2019*:
Shares sold	44,181	$838,319
Shares reacquired	(1,337)	(25,439)

Net increase (decrease) in shares outstanding	42,844	$812,880

30

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	6,283,141	$128,203,480
Shares reacquired	(886,652)	(17,439,049)

Net increase (decrease) in shares outstanding before conversion	5,396,489	110,764,431
Shares issued upon conversion from other share class(es)	8,113	167,758
Shares reacquired upon conversion into other share class(es)	(1,248)	(25,922)

Net increase (decrease) in shares outstanding	5,403,354	$110,906,267

Year ended October 31, 2019:
Shares sold	4,858,514	$90,601,715
Shares issued in reinvestment of dividends and distributions	3,322	50,751
Shares reacquired	(1,901,872)	(35,378,979)

Net increase (decrease) in shares outstanding before conversion	2,959,964	55,273,487
Shares issued upon conversion from other share class(es)	1,565	28,500

Net increase (decrease) in shares outstanding	2,961,529	$55,301,987

*	Commencement of offering was December 27, 2018.

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

PGIM Jennison International Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

The Series did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s

32

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison International Opportunities Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.51		$15.82	$17.10	$12.36	$13.09	$13.06
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.01	(0.06)	(0.01)	0.02	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.79		3.68	(1.22)	4.75	(0.75)	0.08
Total from investment operations	0.76		3.69	(1.28)	4.74	(0.73)	0.03
Net asset value, end of period	$20.27		$19.51	$15.82	$17.10	$12.36	$13.09
Total Return(b):	3.89%		23.39%	(7.49)%	38.35%	(5.58)%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,727		$26,778	$14,496	$5,303	$2,918	$4,167
Average net assets (000)	$32,917		$20,599	$10,393	$3,121	$3,575	$3,179
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09%	(e)	1.09%	1.13%	1.15%	1.15%	1.55%
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.46%	1.55%	1.63%	1.74%	1.67%
Net investment income (loss)	(0.31)%	(e)	0.04%	(0.32)%	(0.07)%	0.15%	(0.39)%
Portfolio turnover rate(f)	29%		53%	59%	69%	65%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.44		$15.08	$16.43	$11.96	$12.77	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.13)	(0.18)	(0.11)	(0.08)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		3.49	(1.17)	4.58	(0.73)	0.10
Total from investment operations	0.64		3.36	(1.35)	4.47	(0.81)	(0.05)
Net asset value, end of period	$19.08		$18.44	$15.08	$16.43	$11.96	$12.77
Total Return(b):	3.52%		22.28%	(8.22)%	37.37%	(6.34)%	(0.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,569		$5,302	$3,800	$1,759	$779	$1,215
Average net assets (000)	$7,295		$4,683	$3,449	$1,080	$895	$903
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.91%	1.92%	1.89%	1.90%	2.30%
Expenses before waivers and/or expense reimbursement	2.17%	(e)	2.33%	2.54%	2.32%	2.44%	2.37%
Net investment income (loss)	(1.10)%	(e)	(0.80)%	(1.05)%	(0.80)%	(0.67)%	(1.15)%
Portfolio turnover rate(f)	29%		53%	59%	69%	65%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2020		Year Ended October 31,	November 20, 2017(a) through October 31, 2018
			2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.48		$15.86	$17.62
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.06)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.79		3.68	(1.67)
Total from investment operations	0.72		3.62	(1.76)
Net asset value, end of period	$20.20		$19.48	$15.86
Total Return(c):	3.69%		22.89%	(9.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$249,772		$280,311	$266,294
Average net assets (000)	$272,938		$278,086	$299,955
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.47%	(e)	1.47%	1.46%	(e)
Expenses before waivers and/or expense reimbursement	1.78%	(e)	1.81%	1.80%	(e)
Net investment income (loss)	(0.74)%	(e)	(0.36)%	(0.53)%	(e)
Portfolio turnover rate(f)	29%		53%	59%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.77		$16.01	$17.29	$12.50	$13.20	$13.13
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.03	(0.01)	0.03	0.03	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		3.74	(1.24)	4.79	(0.73)	0.10
Total from investment operations	0.79		3.77	(1.25)	4.82	(0.70)	0.07
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)	(0.03)	(0.03)	-	-
Net asset value, end of period	$20.56		$19.77	$16.01	$17.29	$12.50	$13.20
Total Return(b):	4.00%		23.56%	(7.24)%	38.65%	(5.30)%	0.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$504,587		$208,629	$104,113	$28,612	$18,667	$46,105
Average net assets (000)	$304,523		$139,982	$75,711	$21,756	$23,274	$47,187
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90%	(e)	0.90%	0.89%	0.89%	0.90%	1.31%
Expenses before waivers and/or expense reimbursement	0.96%	(e)	1.04%	1.04%	1.34%	1.41%	1.40%
Net investment income (loss)	(0.09)%	(e)	0.15%	(0.08)%	0.23%	0.25%	(0.19)%
Portfolio turnover rate(f)	29%		53%	59%	69%	65%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	37

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2020		December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.70		$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.79		4.72
Total from investment operations	0.75		4.60
Net asset value, end of period	$20.45		$19.70
Total Return(c):	3.86%		30.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$248		$233
Average net assets (000)	$244		$44
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.19%	(e)	1.26%	(e)
Expenses before waivers and/or expense reimbursement	8.36%	(e)	64.97%	(e)
Net investment income (loss)	(0.43)%	(e)	(0.76)%	(e)
Portfolio turnover rate(f)	29%		53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R4 Shares
	Six Months Ended April 30, 2020		December 27, 2018(a) through October 31, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.75		$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		4.67
Total from investment operations	0.78		4.65
Net asset value, end of period	$20.53		$19.75
Total Return(c):	3.95%		30.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$838		$846
Average net assets (000)	$862		$293
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.97%	(e)	0.95%	(e)
Expenses before waivers and/or expense reimbursement	3.11%	(e)	10.65%	(e)
Net investment income (loss)	(0.24)%	(e)	(0.11)%	(e)
Portfolio turnover rate(f)	29%		53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020		Year Ended October 31,			December 23, 2015(a) through October 31, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.78		$16.02	$17.29	$12.50	$13.25
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.04	(0.01)	0.04	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		3.74	(1.22)	4.79	(0.81)
Total from investment operations	0.80		3.78	(1.23)	4.83	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)	(0.04)	(0.04)	-
Net asset value, end of period	$20.58		$19.78	$16.02	$17.29	$12.50
Total Return(d):	4.04%		23.72%	(7.15)%	38.75%	(5.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$217,258		$101,975	$35,141	$26,252	$23,073
Average net assets (000)	$152,283		$54,900	$26,736	$24,927	$23,677
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.84%	(g)	0.84%	0.84%	0.84%	0.84%	(g)
Expenses before waivers and/or expense reimbursement	0.91%	(g)	0.98%	1.00%	1.30%	1.43%	(g)
Net investment income (loss)	(0.01)%	(g)	0.20%	(0.05)%	0.28%	0.60%	(g)
Portfolio turnover rate(h)	29%		53%	59%	69%	65%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Series invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Series Liquidity Risk Management Program

(unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison International Opportunities Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJBX	PWJDX	PWJQX
CUSIP	743969677	743969669	743969487	743969651	743969412	743969396	743969586

MF215E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 15, 2020

PGIM Jennison Global Infrastructure Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–10.64	–10.33	0.36	4.54 (9/25/13)
Class C	–10.92	–6.75	0.76	4.65 (9/25/13)
Class Z	–10.49	–4.79	1.78	5.71 (9/25/13)
Class R6	–10.49	–4.79	N/A	5.83 (12/28/16)
S&P Global Infrastructure Index
	–20.07	–15.55	–0.35	—
S&P 500 Index
	–3.15	0.88	9.12	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class A,C,Z (9/25/13)	Class R6 (12/28/16)
S&P Global Infrastructure Index	2.65	1.12
S&P 500 Index	10.94	10.37

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Global Infrastructure Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
NextEra Energy, Inc.,	Electric Utilities	United States	5.7%
RWE AG,	Multi-Utilities	Germany	4.4%
Cellnex Telecom SA, 144A	Diversified Telecommunication Services	Spain	4.2%
FirstEnergy Corp.,	Electric Utilities	United States	4.0%
Dominion Energy, Inc.,	Multi-Utilities	United States	3.4%
Essential Utilities, Inc.,	Water Utilities	United States	3.2%
Enel SpA,	Electric Utilities	Italy	3.2%
American Electric Power Co., Inc.,	Electric Utilities	United States	3.1%
Iberdrola SA,	Electric Utilities	Spain	3.0%
Equinix, Inc.	Equity Real Estate Investment Trusts (REITs)	United States	2.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Global Infrastructure Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$893.60	1.50%	$7.06
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Class C	Actual	$1,000.00	$890.80	2.25%	$10.58
	Hypothetical	$1,000.00	$1,013.67	2.25%	$11.27
Class Z	Actual	$1,000.00	$895.10	1.17%	$5.51
	Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87
Class R6	Actual	$1,000.00	$895.10	1.17%	$5.51
	Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 97.9%

Australia 8.5%
APA Group	87,095	$610,201
Atlas Arteria Ltd.	197,648	801,163
Cleanaway Waste Management Ltd.	459,221	555,833
Spark Infrastructure Group	459,149	566,709
Transurban Group	70,747	634,887

		3,168,793

Brazil 1.0%
Rumo SA*	103,857	376,245

Canada 5.9%
Emera, Inc.	15,461	615,463
Enbridge, Inc.	25,557	783,078
Pembina Pipeline Corp.	8,002	183,566
TC Energy Corp.	12,896	593,497

		2,175,604

China 1.5%
China Resources Gas Group Ltd.	34,748	196,378
China Tower Corp. Ltd. (Class H Stock), 144A*	1,686,794	372,721

		569,099

Denmark 2.6%
Orsted A/S, 144A	9,659	976,764

France 5.1%
Eiffage SA	8,606	696,912
Getlink SE	16,800	214,183
Vinci SA	12,265	1,001,466

		1,912,561

Germany 4.4%
RWE AG	57,467	1,649,818

Italy 4.9%
Enav SpA, 144A	139,331	624,866
Enel SpA	172,480	1,180,123

		1,804,989

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Spain 9.7%
Cellnex Telecom SA, 144A	30,017	$1,571,720
Ferrovial SA	37,285	928,715
Iberdrola SA	110,330	1,102,158

		3,602,593

United Kingdom 2.7%
National Grid PLC	45,879	539,596
SSE PLC	28,959	456,024

		995,620

United States 51.6%
Alliant Energy Corp.	12,284	596,388
American Electric Power Co., Inc.	14,064	1,168,859
American Tower Corp., REIT	3,961	942,718
Cheniere Energy, Inc.*	16,990	793,263
Crown Castle International Corp., REIT	6,274	1,000,264
Dominion Energy, Inc.	16,562	1,277,427
Edison International	17,468	1,025,546
Equinix, Inc., REIT	1,592	1,074,918
Essential Utilities, Inc.	28,599	1,195,152
Exelon Corp.	9,789	362,976
FirstEnergy Corp.	35,772	1,476,311
Kinder Morgan, Inc.	22,895	348,691
NextEra Energy, Inc.	9,131	2,110,356
Norfolk Southern Corp.	5,066	866,793
SBA Communications Corp., REIT	1,984	575,201
Sempra Energy	8,362	1,035,634
Union Pacific Corp.	5,100	814,929
Waste Connections, Inc.	10,133	870,526
Waste Management, Inc.	8,106	810,762
Williams Cos., Inc. (The)	46,026	891,524

		19,238,238

TOTAL COMMON STOCKS (cost $30,901,119)		36,470,324

See Notes to Financial Statements.

10

Description	Shares	Value
PREFERRED STOCK 1.6%

Canada
GFL Environmental, Inc., CVT, 6.000%* (cost $607,924)	12,189	$597,383

TOTAL LONG-TERM INVESTMENTS (cost $31,509,043)		37,067,707

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $240,918)(w)	240,918	240,918

TOTAL INVESTMENTS 100.1% (cost $31,749,961)		37,308,625
Liabilities in excess of other assets (0.1)%		(49,911)

NET ASSETS 100.0%		$37,258,714

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$3,168,793	$—
Brazil	376,245	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Canada	$2,175,604	$—	$—
China	—	569,099	—
Denmark	—	976,764	—
France	—	1,912,561	—
Germany	—	1,649,818	—
Italy	—	1,804,989	—
Spain	—	3,602,593	—
United Kingdom	—	995,620	—
United States	19,238,238	—	—
Preferred Stock
Canada	597,383	—	—
Affiliated Mutual Fund	240,918	—	—

Total	$22,628,388	$14,680,237	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Electric Utilities	31.4%
Multi-Utilities	12.1
Oil, Gas & Consumable Fuels	9.6
Equity Real Estate Investment Trusts (REITs)	9.6
Commercial Services & Supplies	7.6
Construction & Engineering	7.0
Transportation Infrastructure	6.2
Road & Rail	5.5
Diversified Telecommunication Services	5.2
Water Utilities	3.2%
Gas Utilities	2.1
Affiliated Mutual Fund	0.6

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $31,509,043)	$37,067,707
Affiliated investments (cost $240,918)	240,918
Tax reclaim receivable	19,119
Dividends and interest receivable	11,460
Receivable for Series shares sold	4,763
Prepaid expenses	7,976

Total Assets	37,351,943

Liabilities
Custodian and accounting fees payable	23,684
Shareholders’ reports payable	18,269
Audit fee payable	14,075
Management fee payable	12,751
Payable for Series shares reacquired	9,737
Transfer agent’s fees and expenses payable	5,831
Distribution fee payable	4,011
Accrued expenses and other liabilities	2,803
Affiliated transfer agent fee payable	2,068

Total Liabilities	93,229

Net Assets	$37,258,714

Net assets were comprised of:
Common stock, at par	$28,560
Paid-in capital in excess of par	33,157,334
Total distributable earnings (loss)	4,072,820

Net assets, April 30, 2020	$37,258,714

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($6,273,651 ÷ 480,446 shares of common stock issued and outstanding)	$13.06
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.82

Class C
Net asset value, offering price and redemption price per share,
($3,463,324 ÷ 268,354 shares of common stock issued and outstanding)	$12.91

Class Z
Net asset value, offering price and redemption price per share,
($19,263,011 ÷ 1,474,763 shares of common stock issued and outstanding)	$13.06

Class R6
Net asset value, offering price and redemption price per share,
($8,258,728 ÷ 632,394 shares of common stock issued and outstanding)	$13.06

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $27,470 foreign withholding tax)	$515,560
Affiliated dividend income	6,869

Total income	522,429

Expenses
Management fee	218,179
Distribution fee(a)	30,624
Custodian and accounting fees	37,317
Registration fees(a)	24,188
Shareholders’ reports	19,998
Transfer agent’s fees and expenses (including affiliated expense of $5,736)(a)	19,090
Audit fee	14,074
Legal fees and expenses	8,189
Directors’ fees	5,626
Miscellaneous	11,008

Total expenses	388,293
Less: Fee waiver and/or expense reimbursement(a)	(97,412)
Distribution fee waiver(a)	(1,825)

Net expenses	289,056

Net investment income (loss)	233,373

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(124,315)
Foreign currency transactions	(14,019)

(138,334)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,671,881)
Foreign currencies	1,120

(4,670,761)

Net gain (loss) on investment and foreign currency transactions	(4,809,095)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,575,722)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	10,948	19,676	—	—
Registration fees	6,442	6,442	6,443	4,861
Transfer agent’s fees and expenses	7,088	3,099	8,867	36
Fee waiver and/or expense reimbursement	(20,420)	(13,265)	(44,115)	(19,612)
Distribution fee waiver	(1,825)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,373	$721,693
Net realized gain (loss) on investment and foreign currency transactions	(138,334)	3,320,407
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,670,761)	5,353,721

Net increase (decrease) in net assets resulting from operations	(4,575,722)	9,395,821

Dividends and Distributions
Distributions from distributable earnings
Class A	(23,788)	(117,355)
Class C	(4,866)	(40,973)
Class Z	(103,138)	(388,838)
Class R6	(57,831)	(263,857)

	(189,623)	(811,023)

Tax return of capital distributions
Class A	—	(6,757)
Class C	—	(2,359)
Class Z	—	(22,389)
Class R6	—	(15,193)

	—	(46,698)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	4,375,609	7,794,683
Net asset value of shares issued in reinvestment of dividends and distributions	188,959	852,911
Cost of shares reacquired	(8,135,251)	(20,811,750)

Net increase (decrease) in net assets from Series share transactions	(3,570,683)	(12,164,156)

Total increase (decrease)	(8,336,028)	(3,626,056)

Net Assets:
Beginning of period	45,594,742	49,220,798

End of period	$37,258,714	$45,594,742

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Series”).

The investment objective of the Series is to achieve total return.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

PGIM Jennison Global Infrastructure Fund	17

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

18

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Global Infrastructure Fund	19

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Series invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT

20

dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. The Manager pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.00% of the Series’ average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of the Series’ average daily net assets in excess of $10 billion. The effective management fee rate

PGIM Jennison Global Infrastructure Fund	21

Notes to Financial Statements (unaudited) (continued)

before any waivers and/or expense reimbursements was 1.00% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.17% of average daily net assets for Class Z shares and 1.17% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended April 30, 2020, PIMS received $7,482 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $10 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

22

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $12,132,145 and $15,602,863, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

PGIM Jennison Global Infrastructure Fund	23

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$598,186	$12,097,440	$12,454,708	$—	$—	$240,918	240,918	$6,869

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$31,851,601

Gross Unrealized Appreciation	6,343,398
Gross Unrealized Depreciation	(886,374)

Net Unrealized Appreciation	$5,457,024

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $1,269,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made

24

within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, with a par value of $0.01 per share, which is divided into seven series. There are 510 million shares authorized for the Series, divided into five classes as follows:

Class A	20,000,000
Class C	100,000,000
Class Z	150,000,000
Class T	115,000,000
Class R6	125,000,000

The Series currently does not have any Class T shares outstanding.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	552,204	37%
Class R6	629,993	99.6%

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
2	41%	3	39%

PGIM Jennison Global Infrastructure Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	26,424	$371,608
Shares issued in reinvestment of dividends and distributions	1,596	23,717
Shares reacquired	(71,405)	(955,168)

Net increase (decrease) in shares outstanding before conversion	(43,385)	(559,843)
Shares issued upon conversion from other share class(es)	3,680	50,629
Shares reacquired upon conversion into other share class(es)	(878)	(13,161)

Net increase (decrease) in shares outstanding	(40,583)	$(522,375)

Year ended October 31, 2019:
Shares sold	47,121	$656,918
Shares issued in reinvestment of dividends and distributions	9,224	123,554
Shares reacquired	(168,355)	(2,251,714)

Net increase (decrease) in shares outstanding before conversion	(112,010)	(1,471,242)
Shares issued upon conversion from other share class(es)	8,917	124,418
Shares reacquired upon conversion into other share class(es)	(36,937)	(502,336)

Net increase (decrease) in shares outstanding	(140,030)	$(1,849,160)

Class C
Six months ended April 30, 2020:
Shares sold	4,859	$69,855
Shares issued in reinvestment of dividends and distributions	295	4,412
Shares reacquired	(16,339)	(229,044)

Net increase (decrease) in shares outstanding before conversion	(11,185)	(154,777)
Shares reacquired upon conversion into other share class(es)	(5,381)	(77,432)

Net increase (decrease) in shares outstanding	(16,566)	$(232,209)

Year ended October 31, 2019:
Shares sold	20,243	$257,217
Shares issued in reinvestment of dividends and distributions	2,966	39,509
Shares reacquired	(60,723)	(790,603)

Net increase (decrease) in shares outstanding before conversion	(37,514)	(493,877)
Shares reacquired upon conversion into other share class(es)	(21,090)	(289,346)

Net increase (decrease) in shares outstanding	(58,604)	$(783,223)

26

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	144,364	$2,047,646
Shares issued in reinvestment of dividends and distributions	7,084	102,999
Shares reacquired	(170,557)	(2,323,500)

Net increase (decrease) in shares outstanding before conversion	(19,109)	(172,855)
Shares issued upon conversion from other share class(es)	2,519	39,964

Net increase (decrease) in shares outstanding	(16,590)	$(132,891)

Year ended October 31, 2019:
Shares sold	82,330	$1,114,151
Shares issued in reinvestment of dividends and distributions	30,480	410,798
Shares reacquired	(559,502)	(7,329,772)

Net increase (decrease) in shares outstanding before conversion	(446,692)	(5,804,823)
Shares issued upon conversion from other share class(es)	49,142	670,622
Shares reacquired upon conversion into other share class(es)	(232)	(3,358)

Net increase (decrease) in shares outstanding	(397,782)	$(5,137,559)

Class R6
Six months ended April 30, 2020:
Shares sold	129,776	$1,886,500
Shares issued in reinvestment of dividends and distributions	3,942	57,831
Shares reacquired	(316,674)	(4,627,539)

Net increase (decrease) in shares outstanding	(182,956)	$(2,683,208)

Year ended October 31, 2019:
Shares sold	436,752	$5,766,397
Shares issued in reinvestment of dividends and distributions	20,791	279,050
Shares reacquired	(781,357)	(10,439,661)

Net increase (decrease) in shares outstanding	(323,814)	$(4,394,214)

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM Jennison Global Infrastructure Fund	27

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 5 days that the Series had loans outstanding during the period was approximately $1,231,800, borrowed at a weighted average interest rate of 2.88%. The maximum loan outstanding amount during the period was $1,762,000. At April 30, 2020, the Series did not have an outstanding loan amount.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

28

Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Series may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in Infrastructure Companies: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy,

PGIM Jennison Global Infrastructure Fund	29

Notes to Financial Statements (unaudited) (continued)

and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.66	$12.21	$13.05	$11.61	$11.48	$12.62
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.18	0.16	0.14	0.09	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.61)	2.49	(0.81)	1.49	0.21	(1.12)
Total from investment operations	(1.55)	2.67	(0.65)	1.63	0.30	(1.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.21)	(0.19)	(0.13)	(0.08)	(0.05)
Tax return of capital distributions	-	(0.01)	-	(0.06)	(0.09)	(0.03)
Total dividends and distributions	(0.05)	(0.22)	(0.19)	(0.19)	(0.17)	(0.08)
Net asset value, end of period	$13.06	$14.66	$12.21	$13.05	$11.61	$11.48
Total Return(b):	(10.64)%	22.01%	(5.10)%	14.15%	2.62%	(8.46)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,274	$7,637	$8,073	$11,689	$12,277	$22,353
Average net assets (000)	$7,339	$7,718	$10,218	$11,433	$16,694	$22,695
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50% (e)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	2.11% (e)	2.10%	2.00%	1.81%	1.79%	1.78%
Net investment income (loss)	0.89% (e)	1.34%	1.21%	1.10%	0.76%	0.52%
Portfolio turnover rate(f)	28%	62%	75%	80%	82%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	31

Financial Highlights (unaudited)(continued)

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.51	$12.12	$12.97	$11.55	$11.42	$12.58
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.08	0.06	0.04	- (b)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.59)	2.45	(0.81)	1.50	0.21	(1.13)
Total from investment operations	(1.58)	2.53	(0.75)	1.54	0.21	(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.13)	(0.10)	(0.08)	(0.04)	- (b)
Tax return of capital distributions	-	(0.01)	-	(0.04)	(0.04)	- (b)
Total dividends and distributions	(0.02)	(0.14)	(0.10)	(0.12)	(0.08)	-
Net asset value, end of period	$12.91	$14.51	$12.12	$12.97	$11.55	$11.42
Total Return(c):	(10.92)%	21.01%	(5.82)%	13.39%	1.88%	(9.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,463	$4,135	$4,162	$6,101	$5,738	$6,775
Average net assets (000)	$3,957	$4,131	$5,464	$6,111	$5,783	$6,353
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.25% (f)	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses before waivers and/or expense reimbursement	2.93% (f)	2.90%	2.81%	2.51%	2.49%	2.48%
Net investment income (loss)	0.14% (f)	0.59%	0.48%	0.34%	(0.02)%	(0.22)%
Portfolio turnover rate(g)	28%	62%	75%	80%	82%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.66	$12.21	$13.06	$11.61	$11.47	$12.62
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.23	0.19	0.18	0.11	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.62)	2.48	(0.82)	1.49	0.23	(1.13)
Total from investment operations	(1.53)	2.71	(0.63)	1.67	0.34	(1.04)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.25)	(0.22)	(0.14)	(0.09)	(0.08)
Tax return of capital distributions	-	(0.01)	-	(0.08)	(0.11)	(0.03)
Total dividends and distributions	(0.07)	(0.26)	(0.22)	(0.22)	(0.20)	(0.11)
Net asset value, end of period	$13.06	$14.66	$12.21	$13.06	$11.61	$11.47
Total Return(b):	(10.49)%	22.30%	(4.94)%	14.51%	2.96%	(8.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,263	$21,868	$23,074	$28,831	$40,811	$47,305
Average net assets (000)	$21,457	$21,608	$27,549	$29,597	$40,236	$42,210
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.17% (e)	1.17%	1.25%	1.25%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.59% (e)	1.57%	1.52%	1.51%	1.49%	1.48%
Net investment income (loss)	1.21% (e)	1.66%	1.45%	1.49%	0.94%	0.75%
Portfolio turnover rate(f)	28%	62%	75%	80%	82%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Series invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	33

Financial Highlights (unaudited)(continued)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,		December 28, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.66	$12.21	$13.06	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.23	0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.62)	2.48	(0.81)	1.71
Total from investment operations	(1.53)	2.71	(0.63)	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.25)	(0.22)	(0.10)
Tax return of capital distributions	-	(0.01)	-	(0.05)
Total dividends and distributions	(0.07)	(0.26)	(0.22)	(0.15)
Net asset value, end of period	$13.06	$14.66	$12.21	$13.06
Total Return(c):	(10.49)%	22.40%	(4.94)%	16.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,259	$11,954	$13,912	$21,979
Average net assets (000)	$11,123	$13,787	$17,657	$19,274
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.17% (f)	1.17%	1.25%	1.25%	(f)
Expenses before waivers and/or expense reimbursement	1.53% (f)	1.48%	1.44%	1.40%	(f)
Net investment income (loss)	1.25% (f)	1.70%	1.39%	1.00%	(f)
Portfolio turnover rate(g)	28%	62%	75%	80%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Jennison Global Infrastructure Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX
CUSIP	743969792	743969784	743969776	743969560

MF217E2

PGIM EMERGING MARKETS DEBT HARD

CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 15, 2020

PGIM Emerging Markets Debt Hard Currency Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

		Average Annual Total Returns as of 4/30/20
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–14.60	–13.39	–5.66 (12/12/17)
Class C	–14.91	–11.98	–5.05 (12/12/17)
Class Z	–14.38	–10.14	–4.06 (12/12/17)
Class R6	–14.34	–10.07	–3.98 (12/12/17)
JP Morgan Emerging Markets Bond Global Diversified Index
	–10.08	–4.97	–0.73

*Not annualized

Source: PGIM Investments LLC, Lipper Inc. and JP Morgan

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases on or after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase. For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

JP Morgan Emerging Markets Bond Global Diversified Index (EMBI)—The JP Morgan Emerging Markets Bond Global Diversified Index (EMBI) tracks total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Emerging Markets Debt Hard Currency Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/20 (%)
AA	4.4
A	8.7
BBB	27.8
BB	24.4
B	24.4
CCC	4.0
CC	2.2
D	0.1
Not Rated	0.7
Cash/Cash Equivalents	3.3
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.27	9.10	–85.72
Class C	0.24	8.63	–106.56
Class Z	0.29	9.71	8.66
Class R6	0.29	9.80	9.10

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Emerging Markets Debt Hard Currency Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$854.00	1.05%	$4.84
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27
Class C	Actual	$1,000.00	$850.90	1.80%	$8.28
	Hypothetical	$1,000.00	$1,015.91	1.80%	$9.02
Class Z	Actual	$1,000.00	$856.20	0.76%	$3.51
	Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82
Class R6	Actual	$1,000.00	$856.60	0.67%	$3.09
	Hypothetical	$1,000.00	$1,021.53	0.67%	$3.37

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.5%

CORPORATE BONDS 22.8%

Argentina 0.2%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$74,708

Azerbaijan 0.7%
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30	200	210,303

Brazil 1.3%
Petrobras Global Finance BV,
Gtd. Notes	5.999	01/27/28	95	91,838
Gtd. Notes	6.900	03/19/49	140	135,519
Gtd. Notes	7.375	01/17/27	18	18,985
Gtd. Notes	8.750	05/23/26	87	96,761
Gtd. Notes, 144A	5.093	01/15/30	67	60,987

				404,090

Chile 0.7%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	213,692

China 2.7%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	255,795
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	200	211,720
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	180,772
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	200	214,222

				862,509

India 0.5%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	170,329

Indonesia 2.0%
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24	200	203,457

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Indonesia (cont’d.)
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%	05/03/42	200	$213,418
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	216,250

				633,125

Kazakhstan 1.4%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42	200	231,426
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	5.750	04/19/47	200	199,475

				430,901

Malaysia 1.7%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	318,865
Petronas Capital Ltd., Gtd. Notes, 144A, MTN	4.550	04/21/50	200	217,498

				536,363

Mexico 4.9%
Mexico City Airport Trust, Sr. Sec’d. Notes	4.250	10/31/26	200	179,850
Nemak SAB de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	171,343
Orbia Advance Corp. SAB de CV, Gtd. Notes	5.500	01/15/48	200	185,912
Petroleos Mexicanos,
Gtd. Notes	6.350	02/12/48	50	33,524
Gtd. Notes	6.500	03/13/27	325	263,539
Gtd. Notes	6.500	01/23/29	65	50,824
Gtd. Notes	6.500	06/02/41	435	293,582
Gtd. Notes, 144A	5.950	01/28/31	75	54,580
Gtd. Notes, 144A	6.490	01/23/27	20	16,257
Gtd. Notes, 144A	6.840	01/23/30	143	111,883
Gtd. Notes, 144A	7.690	01/23/50	75	55,020
Gtd. Notes, MTN	6.875	08/04/26	160	132,506

				1,548,820

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia 2.0%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN	7.288%	08/16/37			100	$137,476
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34			325	479,609

						617,085

Saudi Arabia 0.7%
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250	04/16/39			200	206,133

South Africa 2.0%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28			200	178,760
Sr. Unsec’d. Notes	7.125	02/11/25			200	146,100
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23			200	149,218
Sr. Unsec’d. Notes, MTN	8.450	08/10/28			200	140,987

						615,065

Trinidad & Tobago 0.3%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750	06/15/26			91	81,699

Tunisia 0.7%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24		EUR	140	127,034
Sr. Unsec’d. Notes	6.750	10/31/23		EUR	100	94,140

						221,174

Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24		EUR	100	95,523

United States 0.6%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28			200	195,328

Venezuela 0.1%
Petroleos de Venezuela SA,
First Lien	8.500	10/27/20			205	26,137
Sr. Unsec’d. Notes	5.375	04/12/27	(d)		205	7,687

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Venezuela (cont’d.)
Petroleos de Venezuela SA, (cont’d.)
Sr. Unsec’d. Notes	6.000%		05/16/24	(d)		45	$1,688
Sr. Unsec’d. Notes	6.000		11/15/26	(d)		65	2,438

							37,950

TOTAL CORPORATE BONDS (cost $8,375,616)							7,154,797

SOVEREIGN BONDS 71.7%

Angola 1.2%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250		05/09/28			200	87,507
Sr. Unsec’d. Notes	9.500		11/12/25			400	189,897
Sr. Unsec’d. Notes, 144A	9.375		05/08/48			200	85,691

							363,095

Argentina 1.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.375		01/15/23		EUR	200	55,037
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38		EUR	70	20,183
Sr. Unsec’d. Notes	3.750	(cc)	12/31/38			110	34,682
Sr. Unsec’d. Notes	4.625		01/11/23			40	11,204
Sr. Unsec’d. Notes	5.625		01/26/22			80	22,400
Sr. Unsec’d. Notes	6.875		04/22/21			390	112,365
Sr. Unsec’d. Notes	6.875		01/11/48			30	7,042
Sr. Unsec’d. Notes	7.820		12/31/33		EUR	138	49,004
Sr. Unsec’d. Notes	7.820		12/31/33		EUR	179	61,972
Sr. Unsec’d. Notes	8.280		12/31/33			210	73,753
Sr. Unsec’d. Notes	8.280		12/31/33			42	14,347
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375		01/20/23		EUR	100	28,364
Sr. Unsec’d. Notes, 144A	9.125		03/16/24			245	67,448

							557,801

Bahrain 2.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750		09/20/29			200	193,752

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Bahrain (cont’d.)
Bahrain Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	01/26/26		400	$399,700
Sr. Unsec’d. Notes	7.500	09/20/47		200	189,902

					783,354

Brazil 2.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		228	227,912
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41		120	119,410
Sr. Unsec’d. Notes	7.125	01/20/37		200	226,019
Sr. Unsec’d. Notes	8.250	01/20/34		205	250,623

					823,964

Colombia 2.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125	01/18/41		135	150,472
Sr. Unsec’d. Notes	7.375	09/18/37		375	462,037

					612,509

Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		90	70,074

Costa Rica 1.0%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		200	165,828
Sr. Unsec’d. Notes	7.158	03/12/45		200	155,045

					320,873

Croatia 0.4%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.750	01/27/30	EUR	100	116,198

Dominican Republic 2.5%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		305	294,764

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Dominican Republic (cont’d.)
Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.875%	01/29/26		100	$96,043
Sr. Unsec’d. Notes	7.450	04/30/44		440	397,623

					788,430

Ecuador 0.9%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23		400	124,392
Sr. Unsec’d. Notes	8.875	10/23/27		500	142,500

					266,892

Egypt 2.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	200	184,141
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	186,290
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	195,229
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	223,517

					789,177

El Salvador 1.3%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		325	258,343
Sr. Unsec’d. Notes	7.650	06/15/35		85	67,299
Sr. Unsec’d. Notes	7.750	01/24/23		45	38,759
Sr. Unsec’d. Notes	8.250	04/10/32		45	36,677

					401,078

Gabon 0.5%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	144,080

Ghana 2.1%
Ghana Government International Bond, Bank Gtd. Notes	10.750	10/14/30		200	207,842
Sr. Unsec’d. Notes	7.875	03/26/27		200	159,594
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		200	154,610
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		200	150,512

					672,558

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 0.8%
Hellenic Republic Government Bond, Bonds	3.650	%(cc)	02/24/37	EUR	200	$262,623

Guatemala 0.6%
Guatemala Government Bond, Sr. Unsec’d. Notes	4.875		02/13/28		200	200,768

Honduras 0.6%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500		03/15/24		200	192,104

Hungary 0.8%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625		03/29/41		162	259,740

India 0.6%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250		01/15/30		200	183,201

Indonesia 3.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.450		09/18/26	EUR	100	102,136
Sr. Unsec’d. Notes	7.750		01/17/38		160	224,512
Sr. Unsec’d. Notes	8.500		10/12/35		150	216,900
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	100	117,256
Sr. Unsec’d. Notes, EMTN	4.625		04/15/43		200	213,112
Sr. Unsec’d. Notes, EMTN	6.750		01/15/44		100	134,401

						1,008,317

Iraq 1.1%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800		01/15/28		250	181,997
Sr. Unsec’d. Notes	6.752		03/09/23		200	151,401

						333,398

Israel 0.7%
Israel Government International Bond,
Sr. Unsec’d. Notes	3.875		07/03/50		200	220,816

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ivory Coast 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.750%	12/31/32			128	$111,687
Sr. Unsec’d. Notes	6.375	03/03/28			200	179,862
Sr. Unsec’d. Notes	6.625	03/22/48		EUR	100	87,582

						379,131

Jamaica 1.1%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25			225	233,566
Sr. Unsec’d. Notes	8.000	03/15/39			100	105,668

						339,234

Jordan 0.6%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47			200	184,672

Kazakhstan 0.8%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45			200	264,206

Kenya 1.2%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875	06/24/24			200	183,904
Sr. Unsec’d. Notes	8.250	02/28/48			200	179,791

						363,695

Lebanon 0.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23	(d)		102	16,428
Sr. Unsec’d. Notes	6.650	04/22/24	(d)		52	8,385
Sr. Unsec’d. Notes	6.750	11/29/27	(d)		20	3,200
Sr. Unsec’d. Notes	7.000	04/22/31	(d)		35	5,600
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22	(d)		65	10,646
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29	(d)		140	22,467
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22	(d)		115	18,779
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23	(d)		150	24,624
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30	(d)		285	45,600

						155,729

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Luxembourg 0.2%
Ecuador Social Bond Sarl, Gov’t. Gtd. Notes, 144A	4.573	%(s)	01/30/35	200	$60,000

Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750		10/12/2110	126	119,641
Sr. Unsec’d. Notes, MTN	6.050		01/11/40	82	88,990

					208,631

Mongolia 0.6%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125		12/05/22	200	177,992

Mozambique 0.4%
Mozambique International Bond, Unsec’d. Notes	5.000		09/15/31	200	138,074

Namibia 0.6%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250		10/29/25	200	182,158

Nigeria 2.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625		11/21/25	200	167,119
Sr. Unsec’d. Notes	8.747		01/21/31	400	321,106
Sr. Unsec’d. Notes, 144A	7.696		02/23/38	200	147,205

					635,430

Oman 1.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750		06/15/26	200	153,074
Sr. Unsec’d. Notes	6.500		03/08/47	225	158,288
Sr. Unsec’d. Notes, 144A	6.750		01/17/48	200	141,554

					452,916

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Pakistan 1.7%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250%	09/30/25	370	$344,045
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625	12/05/22	200	184,454

				528,499

Panama 1.7%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700	01/26/36	295	387,554
Sr. Unsec’d. Notes	9.375	04/01/29	105	147,156

				534,710

Papua New Guinea 0.6%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	176,673

Peru 2.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.783	01/23/31	30	30,944
Sr. Unsec’d. Notes	5.625	11/18/50	50	74,301
Sr. Unsec’d. Notes	6.550	03/14/37	75	107,749
Sr. Unsec’d. Notes	8.750	11/21/33	265	418,509

				631,503

Philippines 2.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	2.950	05/05/45	200	205,633
Sr. Unsec’d. Notes	6.375	10/23/34	100	142,340
Sr. Unsec’d. Notes	7.750	01/14/31	200	293,762

				641,735

Qatar 2.4%
Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48	400	497,321
Sr. Unsec’d. Notes, 144A	4.817	03/14/49	205	245,901

				743,222

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 1.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125%	06/15/48		86	$90,732
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		44	46,421
Sr. Unsec’d. Notes, 144A, MTN	3.375	01/28/50	EUR	17	15,876
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	23	25,415
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	98	105,232
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	20	22,100
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		142	168,094

					473,870

Russia 1.7%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	5.625	04/04/42		200	253,007
Sr. Unsec’d. Notes	12.750	06/24/28		160	268,935

					521,942

Saudi Arabia 1.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		200	225,553
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		200	219,612

					445,165

Senegal 0.5%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	170,520

South Africa 1.7%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.875	04/14/26		200	185,786
Sr. Unsec’d. Notes	5.750	09/30/49		200	155,626
Sr. Unsec’d. Notes	6.250	03/08/41		230	201,902

					543,314

Sri Lanka 2.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	01/18/22		200	125,998
Sr. Unsec’d. Notes	6.200	05/11/27		200	114,443

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.350%		06/28/24		200	$120,163
Sr. Unsec’d. Notes	6.850		11/03/25		550	317,226

						677,830

Turkey 3.4%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250		04/14/26		200	172,481
Sr. Unsec’d. Notes	5.600		11/14/24		320	304,752
Sr. Unsec’d. Notes	5.750		05/11/47		200	151,293
Sr. Unsec’d. Notes	6.000		01/14/41		200	160,367
Sr. Unsec’d. Notes	7.375		02/05/25		20	20,361
Sr. Unsec’d. Notes	7.625		04/26/29		80	78,912
Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	5.375		10/24/23		200	190,852

						1,079,018

Ukraine 4.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000	(cc)	05/31/40		71	52,239
Sr. Unsec’d. Notes	6.750		06/20/26	EUR	100	97,114
Sr. Unsec’d. Notes	7.750		09/01/21		100	96,425
Sr. Unsec’d. Notes	7.750		09/01/25		215	200,837
Sr. Unsec’d. Notes	7.750		09/01/26		350	323,804
Sr. Unsec’d. Notes	7.750		09/01/27		100	91,887
Sr. Unsec’d. Notes	9.750		11/01/28		200	196,466
Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750		01/22/25		200	194,281

						1,253,053

United Arab Emirates 1.9%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125		09/30/49		200	190,965
Sr. Unsec’d. Notes, 144A, MTN	3.875		04/16/50		200	212,293
Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250		01/30/43		200	197,465

						600,723

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Uruguay 1.6%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125%	11/20/45		40	$41,040
Sr. Unsec’d. Notes	4.975	04/20/55		55	62,155
Sr. Unsec’d. Notes	5.100	06/18/50		120	136,118
Sr. Unsec’d. Notes	7.625	03/21/36		185	257,166

					496,479

Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22	(d)	180	15,680

Zambia 0.2%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24		200	65,535

TOTAL SOVEREIGN BONDS (cost $28,057,901)					22,512,389

TOTAL LONG-TERM INVESTMENTS (cost $36,433,517)					29,667,186

				Shares

SHORT-TERM INVESTMENT 3.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,094,963)(w)				1,094,963	1,094,963

TOTAL INVESTMENTS 98.0% (cost $37,528,480)					30,762,149

Other assets in excess of liabilities(z) 2.0%					611,973

NET ASSETS 100.0%					$31,374,122

Below is a list of the abbreviation(s) used in the semiannual report: AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

EGP—Egyptian Pound

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
6	10 Year Euro-Bund	Jun. 2020	$1,146,895	$(17,100)
4	20 Year U.S. Treasury Bonds	Jun. 2020	724,125	(7,674)

				$(24,774)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	509	$91,393	$93,646	$2,253	$—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	665	117,405	122,177	4,772	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	685	121,353	125,940	4,587	—
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	1,370	195,565	193,507	—	(2,058)
Expiring 05/11/20	Citibank, N.A.	CNH	1,080	152,000	152,491	491	—
Expiring 05/11/20	Citibank, N.A.	CNH	864	122,000	122,046	46	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,343	193,000	189,707	—	(3,293)
Expiring 05/14/21	Citibank, N.A.	CNH	994	142,393	138,905	—	(3,488)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	183	11,241	11,556	315	—
Expiring 06/17/20	Citibank, N.A.	EGP	649	39,692	40,419	727	—
Expiring 06/17/20	Citibank, N.A.	EGP	187	11,478	11,672	194	—
Expiring 06/17/20	Citibank, N.A.	EGP	66	3,960	4,086	126	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	26,742	83,000	83,048	48	—
Expiring 07/17/20	BNP Paribas S.A.	HUF	19,814	60,000	61,534	1,534	—
Expiring 07/17/20	Citibank, N.A.	HUF	19,667	61,000	61,078	78	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	10,079	30,387	31,302	915	—
Indian Rupee,
Expiring 06/17/20	HSBC Bank USA, N.A.	INR	7,854	101,000	103,440	2,440	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,887	116,000	117,056	1,056	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,228	106,000	109,022	3,022	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,647	98,000	101,319	3,319	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,089	91,000	93,370	2,370	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	4,723	64,753	62,213	—	(2,540)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	809,937	56,348	52,949	—	(3,399)
Expiring 06/17/20	BNP Paribas S.A.	IDR	663,864	46,682	43,399	—	(3,283)
Expiring 06/17/20	Credit Suisse International	IDR	2,031,946	140,863	132,836	—	(8,027)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,747,021	112,000	114,210	2,210	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	539,571	36,544	35,274	—	(1,270)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	969,926	67,851	63,408	—	(4,443)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	376	105,000	108,041	3,041	—
Expiring 06/17/20	Barclays Bank PLC	ILS	286	79,000	82,291	3,291	—
Expiring 06/17/20	BNP Paribas S.A.	ILS	178	50,749	51,100	351	—
Expiring 06/17/20	Citibank, N.A.	ILS	284	81,000	81,612	612	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	352	101,000	101,076	76	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	5,109	$47,965	$47,616	$—	$(349)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	10,761	100,388	100,401	13	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	976	9,100	9,102	2	—
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	12,356	32,050	28,963	—	(3,087)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	5,753	14,957	13,486	—	(1,471)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	6,522	13,775	15,030	1,255	—
Mexican Peso,
Expiring 06/17/20	Citibank, N.A.	MXN	3,327	158,928	136,977	—	(21,951)
Expiring 06/17/20	Goldman Sachs International	MXN	894	37,471	36,789	—	(682)
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	1,703	57,521	57,746	225	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	184	52,337	54,204	1,867	—
Expiring 06/17/20	Citibank, N.A.	PEN	443	132,000	130,877	—	(1,123)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	357	105,000	105,403	403	—
Philippine Peso,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	6,118	119,000	120,890	1,890	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	5,649	111,000	111,625	625	—
Polish Zloty,
Expiring 07/17/20	UBS AG	PLN	349	83,625	84,206	581	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	7,466	111,981	99,529	—	(12,452)
Expiring 06/17/20	Citibank, N.A.	RUB	5,934	82,123	79,097	—	(3,026)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	3,439	43,500	45,848	2,348	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	177	124,000	125,693	1,693	—
Expiring 06/17/20	Credit Suisse International	SGD	187	131,000	132,457	1,457	—
Expiring 06/17/20	Goldman Sachs International	SGD	163	115,000	115,816	816	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	191	137,599	135,206	—	(2,393)
South African Rand,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,117	64,000	59,964	—	(4,036)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	233	12,332	12,516	184	—
South Korean Won,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	46,997	38,701	38,716	15	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	21,743	17,879	17,912	33	—

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,835	$118,000	$118,525	$525	$—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,747	115,000	115,803	803	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,493	107,000	107,976	976	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,208	98,000	99,138	1,138	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	335	48,000	47,293	—	(707)

				$5,328,889	$5,300,534	54,723	(83,078)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	315	$201,789	$205,518	$—	$(3,729)
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	371	72,644	68,193	4,451	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	197	37,096	36,236	860	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,291	253,155	237,332	15,823	—
Expiring 06/02/20	Goldman Sachs International	BRL	509	91,170	93,418	—	(2,248)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	665	117,145	121,881	—	(4,736)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	685	121,083	125,634	—	(4,551)
Canadian Dollar,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	54	38,125	38,632	—	(507)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	13,575	15,772	16,280	—	(508)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	117,482	140,688	140,891	—	(203)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	31,794	38,308	38,129	179	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	166,222	198,806	199,344	—	(538)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	56,665	67,000	67,957	—	(957)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	32,748	38,701	39,274	—	(573)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	15,297	17,879	18,345	—	(466)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	66,912	80,000	80,245	—	(245)
Expiring 06/17/20	The Toronto- Dominion Bank	CLP	64,955	77,052	77,898	—	(846)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	1,057	$150,000	$149,272	$728	$—
Expiring 05/11/20	Citibank, N.A.	CNH	798	114,000	112,767	1,233	—
Expiring 05/11/20	Credit Suisse International	CNH	995	140,000	140,467	—	(467)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	888	125,000	125,420	—	(420)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	333	47,600	47,088	512	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	318	45,550	44,973	577	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	260	36,500	36,755	—	(255)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	994	142,624	138,905	3,719	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	163,928	43,145	41,229	1,916	—
Expiring 06/17/20	Citibank, N.A.	COP	45,103	13,056	11,344	1,712	—
Expiring 06/17/20	Goldman Sachs International	COP	162,019	46,682	40,748	5,934	—
Expiring 06/17/20	Goldman Sachs
	International	COP	154,298	37,956	38,806	—	(850)
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	58,973	16,880	14,832	2,048	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	241,955	62,000	60,852	1,148	—
Expiring 06/17/20	UBS AG	COP	207,450	51,000	52,174	—	(1,174)
Expiring 06/17/20	UBS AG	COP	196,843	50,000	49,506	494	—
Czech Koruna,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	1,529	61,000	61,892	—	(892)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	136	8,524	8,581	—	(57)
Expiring 05/18/20	Citibank, N.A.	EGP	47	2,963	2,974	—	(11)
Expiring 06/17/20	Citibank, N.A.	EGP	621	38,448	38,666	—	(218)
Expiring 06/17/20	Citibank, N.A.	EGP	281	17,369	17,511	—	(142)
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	274	296,514	300,221	—	(3,707)
Expiring 07/17/20	Barclays Bank PLC	EUR	182	198,718	199,334	—	(616)
Expiring 07/17/20	Goldman Sachs
	International	EUR	19	20,700	20,718	—	(18)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	177	193,094	194,336	—	(1,242)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	177	193,022	194,335	—	(1,313)
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	1,005	1,136,889	1,106,241	30,648	—
Hungarian Forint,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	19,164	58,000	59,515	—	(1,515)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	25,078	76,000	77,881	—	(1,881)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	3,695	$47,487	$48,953	$—	$(1,466)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	3,441	44,050	45,318	—	(1,268)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	1,280,160	80,000	83,689	—	(3,689)
Expiring 06/17/20	BNP Paribas S.A.	IDR	791,787	46,000	51,762	—	(5,762)
Expiring 06/17/20	BNP Paribas S.A.	IDR	715,434	43,000	46,771	—	(3,771)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	506	132,000	145,291	—	(13,291)
Expiring 06/17/20	Citibank, N.A.	ILS	319	92,000	91,533	467	—
Expiring 06/17/20	Citibank, N.A.	ILS	111	31,680	31,984	—	(304)
Expiring 06/17/20	Goldman Sachs International	ILS	396	112,320	113,784	—	(1,464)
Japanese Yen,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	5,430	50,019	50,663	—	(644)
Mexican Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	869	36,150	35,758	392	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,180	102,708	89,737	12,971	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,053	44,900	43,368	1,532	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	525	21,300	21,605	—	(305)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,369	67,000	56,377	10,623	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	481	19,800	19,810	—	(10)
New Taiwanese Dollar,
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	4,235	143,000	143,637	—	(637)
Expiring 06/17/20	UBS AG	TWD	4,945	166,000	167,719	—	(1,719)
Expiring 06/17/20	UBS AG	TWD	3,437	116,000	116,552	—	(552)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	195	117,124	119,741	—	(2,617)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	517	150,491	152,700	—	(2,209)
Philippine Peso,
Expiring 06/17/20	Citibank, N.A.	PHP	6,045	119,000	119,454	—	(454)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	1,801	35,259	35,592	—	(333)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	339	81,000	81,743	—	(743)
Expiring 07/17/20	Barclays Bank PLC	PLN	302	72,000	72,717	—	(717)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	38	9,100	9,174	—	(74)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	2,800	36,750	37,329	—	(579)
Expiring 06/17/20	Barclays Bank PLC	RUB	1,458	19,278	19,429	—	(151)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	RUB	1,224	$15,772	$16,311	$—	$(539)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	2,248	30,690	29,971	719	—
Singapore Dollar,
Expiring 06/17/20	BNP Paribas S.A.	SGD	164	115,000	115,974	—	(974)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	64	45,600	45,392	208	—
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	936	51,000	50,252	748	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	781	41,000	41,941	—	(941)
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	690	37,981	37,057	924	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	243	15,597	13,020	2,577	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	2,609	162,411	140,083	22,328	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,271	69,000	68,224	776	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	717	46,538	38,512	8,026	—
South Korean Won,
Expiring 06/17/20	Credit Suisse International	KRW	336,116	284,364	276,890	7,474	—
Expiring 06/17/20	HSBC Bank USA, N.A.	KRW	89,777	73,000	73,958	—	(958)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	55,966	47,265	46,105	1,160	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	56,108	47,265	46,222	1,043	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	55,331	46,744	45,581	1,163	—
Expiring 06/17/20	UBS AG	KRW	56,056	47,265	46,044	1,221	—
Thai Baht,
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,722	116,000	115,046	954	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,371	107,131	104,195	2,936	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	3,500	111,000	108,169	2,831	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	411	65,000	58,146	6,854	—
Expiring 06/17/20	Barclays Bank PLC	TRY	285	44,717	40,242	4,475	—
Expiring 06/17/20	Barclays Bank PLC	TRY	265	37,986	37,488	498	—
Expiring 06/17/20	Barclays Bank PLC	TRY	256	37,981	36,152	1,829	—
Expiring 06/17/20	Barclays Bank PLC	TRY	245	38,960	34,623	4,337	—
Expiring 06/17/20	Citibank, N.A.	TRY	212	33,656	29,964	3,692	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	271	41,559	38,239	3,320	—

				$8,875,545	$8,778,541	178,060	(81,056)

						$232,783	$(164,134)

See Notes to Financial Statements.

28

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	65	CZK	1,750	$43	$—	Citibank, N.A.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds
Argentina	$—	$74,708	$—
Azerbaijan	—	210,303	—
Brazil	—	404,090	—
Chile	—	213,692	—
China	—	862,509	—
India	—	170,329	—
Indonesia	—	633,125	—
Kazakhstan	—	430,901	—
Malaysia	—	536,363	—
Mexico	—	1,548,820	—
Russia	—	617,085	—
Saudi Arabia	—	206,133	—
South Africa	—	615,065	—
Trinidad & Tobago	—	81,699	—
Tunisia	—	221,174	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Ukraine	$—	$95,523	$—
United States	—	195,328	—
Venezuela	—	37,950	—
Sovereign Bonds
Angola	—	363,095	—
Argentina	—	557,801	—
Bahrain	—	783,354	—
Brazil	—	823,964	—
Colombia.	—	612,509	—
Congo (Republic)	—	70,074	—
Costa Rica	—	320,873	—
Croatia	—	116,198	—
Dominican Republic	—	788,430	—
Ecuador	—	266,892	—
Egypt	—	789,177	—
El Salvador	—	401,078	—
Gabon	—	144,080	—
Ghana	—	672,558	—
Greece	—	262,623	—
Guatemala	—	200,768	—
Honduras	—	192,104	—
Hungary	—	259,740	—
India	—	183,201	—
Indonesia	—	1,008,317	—
Iraq	—	333,398	—
Israel	—	220,816	—
Ivory Coast	—	379,131	—
Jamaica	—	339,234	—
Jordan	—	184,672	—
Kazakhstan	—	264,206	—
Kenya	—	363,695	—
Lebanon	—	155,729	—
Luxembourg	—	60,000	—
Mexico	—	208,631	—
Mongolia	—	177,992	—
Mozambique	—	138,074	—
Namibia	—	182,158	—
Nigeria	—	635,430	—
Oman	—	452,916	—
Pakistan	—	528,499	—
Panama	—	534,710	—
Papua New Guinea	—	176,673	—
Peru	—	631,503	—
Philippines	—	641,735	—
Qatar	—	743,222	—
Romania	—	473,870	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Russia	$—	$521,942	$—
Saudi Arabia	—	445,165	—
Senegal	—	170,520	—
South Africa	—	543,314	—
Sri Lanka	—	677,830	—
Turkey	—	1,079,018	—
Ukraine	—	1,253,053	—
United Arab Emirates.	—	600,723	—
Uruguay	—	496,479	—
Venezuela	—	15,680	—
Zambia	—	65,535	—
Affiliated Mutual Fund	1,094,963	—	—

Total	$1,094,963	$29,667,186	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$232,783	$—
OTC Cross Currency Exchange Contracts	—	43	—

Total	$—	$232,826	$—

Liabilities
Futures Contracts	$(24,774)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(164,134)	—

Total	$(24,774)	$(164,134)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2020 were as follows:

Sovereign Bonds	71.7%
Oil & Gas	13.7
Affiliated Mutual Fund	3.5
Electric	2.0
Chemicals	1.4
Transportation	1.4
Real Estate	1.2
Banks	0.7

Mining	0.7%
Agriculture	0.6
Engineering & Construction	0.6
Auto Parts & Equipment	0.5

98.0
Other assets in excess of liabilities	2.0

100.0%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$43	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	232,783	Unrealized depreciation on OTC forward foreign currency exchange contracts	164,134
Interest rate contracts	—	—	Due from/to broker— variation margin futures	24,774	*

		$232,826		$188,908

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$23,938

See Notes to Financial Statements.

32

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$—	$82,589
Interest rate contracts	(24,774)	—

Total	$(24,774)	$82,589

For the six months ended April 30, 2020, the Series’ average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$623,673	$6,581,301

Forward Foreign Currency Exchange Contracts—Sold(2)	Cross Currency Exchange Contracts(3)
$8,687,475	$43,301

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Cost.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$2,615	$—	$2,615	$—	$2,615
Barclays Bank PLC	26,066	(38,132)	(12,066)	—	(12,066)
BNP Paribas S.A.	4,026	(17,189)	(13,163)	—	(13,163)
Citibank, N.A.	10,464	(35,898)	(25,434)	—	(25,434)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Credit Suisse International	$8,931	$(8,494)	$437	$—	$437
Goldman Sachs International	13,454	(5,262)	8,192	—	8,192
HSBC Bank USA, N.A.	23,963	(15,246)	8,717	—	8,717
JPMorgan Chase Bank, N.A.	65,493	(22,911)	42,582	—	42,582
Morgan Stanley & Co. International PLC	75,518	(14,171)	61,347	—	61,347
The Toronto-Dominion Bank	—	(3,386)	(3,386)	—	(3,386)
UBS AG	2,296	(3,445)	(1,149)	—	(1,149)

	$232,826	$(164,134)	$68,692	$—	$68,692

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Series is limited to the and the Series OTC derivative exposure by counterparty.

See Notes to Financial Statements.

34

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $36,433,517)	$29,667,186
Affiliated investments (cost $1,094,963)	1,094,963
Foreign currency, at value (cost $55,988)	56,252
Dividends and interest receivable	480,403
Unrealized appreciation on OTC forward foreign currency exchange contracts	232,783
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Receivable for Series shares sold	171,626
Due from Manager	5,323
Unrealized appreciation on OTC cross currency exchange contracts	43
Prepaid expenses	271

Total Assets	31,908,850

Liabilities
Payable for investments purchased	200,000
Unrealized depreciation on OTC forward foreign currency exchange contracts	164,134
Payable for Series shares reacquired	92,682
Accrued expenses and other liabilities	38,700
Custodian and accounting fees payable	29,620
Due to broker—variation margin futures	7,702
Affiliated transfer agent fee payable	1,881
Distribution fee payable	9

Total Liabilities	534,728

Net Assets	$31,374,122

Net assets were comprised of:
Common stock, at par	$39,782
Paid-in capital in excess of par	38,992,393
Total distributable earnings (loss)	(7,658,053)

Net assets, April 30, 2020	$31,374,122

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	35

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value, offering price and redemption price per share, ($11,302 ÷ 1,433 shares of beneficial interest issued and outstanding)	$7.88
Maximum sales charge (3.25% of offering price)	0.28

Maximum offering price to public	$8.16

Class C
Net asset value, offering price and redemption price per share, ($8,841 ÷ 1,122 shares of beneficial interest issued and outstanding)	$7.88

Class Z
Net asset value, offering price and redemption price per share, ($8,619,803 ÷ 1,092,624 shares of beneficial interest issued and outstanding)	$7.89

Class R6
Net asset value, offering price and redemption price per share, ($22,734,176 ÷ 2,883,050 shares of beneficial interest issued and outstanding)	$7.89

See Notes to Financial Statements.

36

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Interest income	$950,710
Affiliated dividend income	7,422

Total income	958,132

Expenses
Management fee	110,550
Distribution fee(a)	66
Custodian and accounting fees	43,476
Registration fees(a)	26,795
Audit fee	18,461
Shareholders’ reports	13,336
Transfer agent’s fees and expenses (including affiliated expense of $5,011)(a)	11,003
Legal fees and expenses	8,176
Directors’ fees	5,579
Miscellaneous	7,398

Total expenses	244,840
Less: Fee waiver and/or expense reimbursement(a)	(130,842)

Net expenses	113,998

Net investment income (loss)	844,134

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(219,240)
Forward and cross currency contract transactions	23,938
Foreign currency transactions	(2,327)

(197,629)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,237,539)
Futures	(24,774)
Forward and cross currency contracts	82,589
Foreign currencies	(379)

(6,180,103)

Net gain (loss) on investment and foreign currency transactions	(6,377,732)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(5,533,598)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	16	50	—	—
Registration fees	6,707	6,707	6,886	6,495
Transfer agent’s fees and expenses	67	21	10,866	49
Fee waiver and/or expense reimbursement	(6,802)	(6,750)	(35,746)	(81,544)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	37

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$844,134	$1,505,185
Net realized gain (loss) on investment and foreign currency transactions	(197,629)	82,884
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,180,103)	1,955,940

Net increase (decrease) in net assets resulting from operations	(5,533,598)	3,544,009

Dividends and Distributions
Distributions from distributable earnings
Class A	(384)	(662)
Class C	(265)	(480)
Class Z	(232,022)	(200,243)
Class R6	(818,316)	(1,481,664)

	(1,050,987)	(1,683,049)

Series share transactions
Net proceeds from shares sold	8,928,665	4,632,832
Net asset value of shares issued in reinvestment of dividends and distributions	1,050,325	1,681,976
Cost of shares reacquired	(4,318,072)	(1,464,362)

Net increase (decrease) in net assets from Series share transactions	5,660,918	4,850,446

Total increase (decrease)	(923,667)	6,711,406

Net Assets:
Beginning of period	32,297,789	25,586,383

End of period	$31,374,122	$32,297,789

See Notes to Financial Statements.

38

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of seven series: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund and PGIM QMA International Equity Fund, each of which are diversified funds and PGIM Jennison Global Infrastructure Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Series”).

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Emerging Markets Debt Hard Currency Fund	39

Notes to Financial Statements (unaudited) (continued)

of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain

40

derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Series has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Series limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Series’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Series’ investments in restricted securities could be impaired if trading does not develop or declines.

PGIM Emerging Markets Debt Hard Currency Fund	41

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward

42

and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

PGIM Emerging Markets Debt Hard Currency Fund	43

Notes to Financial Statements (unaudited) (continued)

The Fund, on behalf of the Series, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

As of April 30, 2020, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Series becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

44

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Series expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund, on behalf of the Series, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Series. The Manager administers the corporate affairs of the Series and, in connection therewith, furnishes the Series with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Series’ custodian and the Series’ transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Series. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Series, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through PGIM Fixed Income and PGIM Limited, each of which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Series. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

PGIM Emerging Markets Debt Hard Currency Fund	45

Notes to Financial Statements (unaudited) (continued)

Effective December 13, 2019, the management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Series’ average daily net assets up to and including $1 billion; 0.63% from $1 billion to $3 billion of average daily net assets; 0.61% from $3 billion to $5 billion of average daily net assets; 0.60% from $5 billion to $10 billion of average daily net assets; and 0.59% of the average daily net assets exceeding $10 billion. Prior to December 13, 2019, the management fee paid to the Manager was accrued daily and payable monthly at an annual rate of 0.72% of the Series’ average daily net assets up to and including $1 billion; 0.70% from $1 billion to $3 billion of average daily net assets; 0.68% from $3 billion to $5 billion of average daily net assets; 0.67% from $5 billion to $10 billion of average daily net assets; and 0.66% of the average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.67% for the reporting period ended April 30, 2020.

Effective December 1, 2019, the Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Z shares and

0.65% of average daily net assets for Class R6 shares. Prior to December 1, 2019, the Manager had contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, 0.80% of average daily net assets for Class Z shares and 0.74% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Series expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The

46

distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2020, PIMS has not received any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Series’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Series’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Series’ Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Series.

PGIM Emerging Markets Debt Hard Currency Fund	47

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $8,424,750 and $3,105,106, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,254,895	$6,857,356	$7,017,288	$—	$—	$1,094,963	1,094,963	$7,422

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$37,886,053

Gross Unrealized Appreciation	783,225
Gross Unrealized Depreciation	(7,863,211)

Net Unrealized Depreciation	$(7,079,986)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2019 of approximately $269,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Series’ U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

48

6. Capital and Ownership

The Series offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more prior to July 15, 2019 ($500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 5.075 billion shares of common stock, $0.01 par value per share, 600 million of which are designated as shares of the Series. The shares are further classified and designated as follows:

Class A	100,000,000
Class C	100,000,000
Class Z	200,000,000
Class R6	200,000,000

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Series as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,142	80%
Class C	1,122	100%
Class R6	2,876,943	99.8%

At reporting period end, the number of shareholders holding greater than 5% of the Series are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	72%	1	22%

PGIM Emerging Markets Debt Hard Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	4	$50
Shares issued in reinvestment of dividends and distributions	43	383
Shares reacquired	(5)	(50)

Net increase (decrease) in shares outstanding	42	$383

Year ended October 31, 2019:
Shares sold	272	$2,501
Shares issued in reinvestment of dividends and distributions	71	661

Net increase (decrease) in shares outstanding	343	$3,162

Class C
Six months ended April 30, 2020:
Shares issued in reinvestment of dividends and distributions	30	$265

Net increase (decrease) in shares outstanding	30	$265

Year ended October 31, 2019:
Shares issued in reinvestment of dividends and distributions	51	$480

Net increase (decrease) in shares outstanding	51	$480

Class Z
Six months ended April 30, 2020:
Shares sold	995,043	$8,868,720
Shares issued in reinvestment of dividends and distributions	26,069	231,361
Shares reacquired	(536,293)	(4,313,507)

Net increase (decrease) in shares outstanding	484,819	$4,786,574

Year ended October 31, 2019:
Shares sold	491,936	$4,630,331
Shares issued in reinvestment of dividends and distributions	21,227	199,171
Shares reacquired	(156,847)	(1,464,362)

Net increase (decrease) in shares outstanding	356,316	$3,365,140

Class R6
Six months ended April 30, 2020:
Shares sold	6,415	$59,895
Shares issued in reinvestment of dividends and distributions	90,777	818,316
Shares reacquired	(471)	(4,515)

Net increase (decrease) in shares outstanding	96,721	$873,696

Year ended October 31, 2019:
Shares issued in reinvestment of dividends and distributions	159,025	$1,481,664

Net increase (decrease) in shares outstanding	159,025	$1,481,664

7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding

50

for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Series did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Series

The Series’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Series’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Series for redemption before it matures and the Series may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Series. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Series will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Series. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary

PGIM Emerging Markets Debt Hard Currency Fund	51

Notes to Financial Statements (unaudited) (continued)

market may not always exist for the Series’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Series.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Series’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Series may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Series’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Series may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Series’ holdings may fall sharply. This is referred to as “extension risk”. The Series may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Series’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Series’ shares. There is no requirement that these entities maintain their investment in the Series. There is a risk that such large shareholders or that the Series’ shareholders generally may redeem all or a substantial portion of their investments in the Series in a short period of time, which could have a significant negative impact on the Series’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Series’ ability to implement its investment strategy. The Series’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Series may invest a larger portion of its assets in cash or cash equivalents.

52

Liquidity Risk: The Series may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Series are difficult to purchase or sell. Liquidity risk includes the risk that the Series may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Series is forced to sell these investments to pay redemption proceeds or for other reasons, the Series may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Series may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Series’ value or prevent the Series from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Series’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Series fall, the value of an investment in the Series will decline. Additionally, the Series may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Series has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Series may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

PGIM Emerging Markets Debt Hard Currency Fund	53

Notes to Financial Statements (unaudited) (continued)

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Series’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

54

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.46	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.57)	0.69	(1.06)
Total from investment operations	(1.36)	1.15	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.52)	(0.43)
Tax return of capital distributions	-	-	(0.01)
Total dividends and distributions	(0.27)	(0.52)	(0.44)
Net asset value, end of period	$7.88	$9.51	$8.88
Total Return(c):	(14.60)%	13.23%	(6.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11	$13	$9
Average net assets (000)	$13	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05% (e)	1.05%	1.05% (e)
Expenses before waivers and/or expense reimbursement	107.65% (e)	115.95%	358.14% (e)
Net investment income (loss)	4.74% (e)	4.95%	4.49% (e)
Portfolio turnover rate(f)	10%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	55

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.57)	0.69	(1.05)
Total from investment operations	(1.39)	1.08	(0.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.45)	(0.37)
Tax return of capital distributions	-	-	(0.01)
Total dividends and distributions	(0.24)	(0.45)	(0.38)
Net asset value, end of period	$7.88	$9.51	$8.88
Total Return(c):	(14.91)%	12.40%	(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9	$10	$9
Average net assets (000)	$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80% (e)	1.80%	1.80% (e)
Expenses before waivers and/or expense reimbursement	136.76% (e)	139.02%	359.95% (e)
Net investment income (loss)	3.98% (e)	4.22%	3.73% (e)
Portfolio turnover rate(f)	10%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.48	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)	0.69	(1.05)
Total from investment operations	(1.33)	1.17	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.54)	(0.45)
Tax return of capital distributions	-	-	(0.01)
Total dividends and distributions	(0.29)	(0.54)	(0.46)
Net asset value, end of period	$7.89	$9.51	$8.88
Total Return(c):	(14.38)%	13.51%	(6.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,620	$5,782	$2,234
Average net assets (000)	$7,608	$3,498	$766
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76% (e)	0.80%	0.80% (e)
Expenses before waivers and/or expense reimbursement	1.70% (e)	2.41%	6.65% (e)
Net investment income (loss)	4.97% (e)	5.12%	4.83% (e)
Portfolio turnover rate(f)	10%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund	57

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.49	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.56)	0.69	(1.06)
Total from investment operations	(1.33)	1.18	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.55)	(0.45)
Tax return of capital distributions	-	-	(0.01)
Total dividends and distributions	(0.29)	(0.55)	(0.46)
Net asset value, end of period	$7.89	$9.51	$8.88
Total Return(c):	(14.34)%	13.58%	(6.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,734	$26,493	$23,333
Average net assets (000)	$25,763	$25,144	$24,014
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.67% (e)	0.74%	0.74% (e)
Expenses before waivers and/or expense reimbursement	1.31% (e)	1.49%	1.76% (e)
Net investment income (loss)	5.12% (e)	5.27%	4.82% (e)
Portfolio turnover rate(f)	10%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)

The Series’ portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Series’ portfolio turnover rate may be higher.

See Notes to Financial Statements.

58

Series Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Series has adopted and implemented a liquidity risk management program (the “LRMP”). The Series’ LRMP seeks to assess and manage the Series’ liquidity risk, which is defined as the risk that the Series is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Series. The Series’ Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Series’ investment manager, to serve as the administrator of the Series’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Series’ LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Series’ LRMP includes no less than annual assessments of factors that influence the Series’ liquidity risk; no less than monthly classifications of the Series’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Series’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Series does not invest primarily in highly liquid investments; and regular reporting to the Series’ Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Series’ LRMP, including any material changes to the LRMP for the period from the inception of the Series’ program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Series’ LRMP was reasonably designed to assess and manage the Series’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Series’ investment strategies continue to be appropriate given the Series’ status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Series, including liquidity risks presented by the Series’ investment portfolio, is found in the Series’ Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Hard Currency Fund	59

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX
CUSIP	743969479	743969461	743969446	743969453

MF239E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 17, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 17, 2020